UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.70%, 7/25/36 (a)	USD	234	$140,597
ALM VI Ltd., Series 2012-6A, Class CR, 4.37%, 7/15/26 (a)(b)		1,000	877,100
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class C, 4.09%, 4/24/24 (a)(b)		750	717,626
Series 2013-7R2A, Class D, 5.64%, 4/24/24 (a)(b)		500	469,234
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.28%, 1/15/22 (a)(b)		500	467,350
AMMC CLO Ltd.:
Series 2014-15A, Class D, 4.84%, 12/09/26 (a)(b)		1,000	887,500
Series 2016-18A, Class D, 5.63%, 5/26/28 (a)(b)		700	668,500
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 4.24%, 1/26/26 (a)(b)		1,050	953,926
Apidos CLO XVI, Series 2013-16A, Class C, 3.88%, 1/19/25 (a)(b)		250	223,207
Apidos CLO XX, Series 2015-20A, Class C, 4.33%, 1/16/27 (a)(b)		500	441,585
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.87%, 12/05/25 (a)(b)		500	429,791
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B1L, 5.12%, 8/15/24 (a)(b)		500	492,619
Atrium X, Series 10A, Class D, 4.13%, 7/16/25 (a)(b)		750	690,655
Atrium XI, Series 11A, Class D, 4.54%, 10/23/25 (a)(b)		1,000	954,426
Babson CLO Ltd., Series 2014-IIA, Class D, 4.23%, 10/17/26 (a)(b)		500	438,512
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.58%, 11/25/36 (a)		196	167,246
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 2.16%, 4/25/34 (a)		158	144,907
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, 5.73%, 7/27/26 (a)(b)		640	534,529
Series 2015-4A, Class SBB1, 0.00%, 10/20/27 (a)(b)		770	739,200
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		750	668,083
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.68%, 8/25/36 (a)		300	171,782
Series 2006-NC5, Class A3, 0.59%, 1/25/37 (a)		240	137,522
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.52%, 5/20/26 (a)(b)		500	406,181
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.63%, 1/19/23 (a)(b)		750	744,750

Asset-Backed Securities		Par (000)	Value
Series 2014-4A, Class D, 4.03%, 10/17/26 (a)(b)	USD	1,000	$868,590
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		675	712,556
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.58%, 10/15/36 (a)		353	304,409
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 4.28%, 7/15/26 (a)(b)		750	687,197
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.14%, 10/29/26 (a)(b)		750	660,100
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 4.27%, 5/05/27 (a)(b)		500	447,250
Series 6A-2015, Class E1, 6.07%, 5/05/27 (a)(b)		500	410,313
Invitation Homes Trust:
Series 2014-SFR3, Class E, 4.94%, 12/17/31 (a)(b)		700	692,577
Series 2015-SFR3, Class E, 4.19%, 8/17/32 (a)(b)		500	481,428
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.62%, 5/25/46 (a)		344	121,081
Series 2006-3, Class 2A4, 0.71%, 5/25/46 (a)		313	112,744
Series 2006-4, Class 1A, 0.59%, 5/25/36 (a)		669	352,806
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4, 0.72%, 5/25/37 (a)		650	451,015
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		250	231,525
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.37%, 11/14/25 (a)(b)		250	221,708
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		443	442,136
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.47%, 4/15/27 (a)(b)		750	682,028
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.89%, 11/25/25 (a)(b)		250	205,012
OZLM VII Ltd., Series 2014-7A, Class D, 5.63%, 7/17/26 (a)(b)		500	405,868
OZLM XI Ltd., Series 2015-11A, Class C2, 4.37%, 1/30/27 (a)(b)		500	443,250
OZLM XII Ltd., Series 2015-12A, Class C, 4.32%, 4/30/27 (a)(b)		500	433,924
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.59%, 10/17/31 (a)(b)		500	490,115

Portfolio Abbreviations

ADR	American Depositary Receipts	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
AKA	Also Known As	GDR	Global Depositary Receipts	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	MLP	Master Limited Partnership	SCA	Svenska Celluosa Aktiebolaget
CNH	Chinese Yuan Offshore	NVDR	Non-Voting Depository Receipts	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	OTC	Over-the-counter	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	PIK	Payment-in-kind	USD	US Dollar
FKA	Formerly Known As	REIT	Real Estate Investment Trust

BLACKROCK FUNDS II	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)	USD	500	$476,689
RASC Trust, Series 2002-KS4, Class AIIA, 0.93%, 7/25/32 (a)		607	538,847
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.13%, 7/17/26 (a)(b)		750	681,266
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.53%, 7/15/25 (a)(b)		500	465,039
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27 (a)(b)		500	438,511
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 4.16%, 10/20/26 (a)(b)		1,250	1,096,655
Voya CLO Ltd.:
Series 2012-2A, Class ER, 6.63%, 10/15/22 (a)(b)		500	455,345
Series 2014-4A, Class C, 4.63%, 10/14/26 (a)(b)		250	225,886
Series 2015-1A, Class D, 6.23%, 4/18/27 (a)(b)		1,000	800,100
Series 2015-2A, Class D, 4.04%, 7/23/27 (a)(b)		1,000	902,109
Voya Ltd., Series 2012-4A, Class C, 5.13%, 10/15/23 (a)(b)		250	243,182
Total Asset-Backed Securities — 11.7%			28,748,089

Common Stocks		Shares
Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Partners LP — MLP		3,470	88,624
Boardwalk Pipeline Partners LP — MLP		2,500	40,675
Columbia Pipeline Partners LP — MLP		13,260	192,668
Delek Logistics Partners LP — MLP		6,730	226,128
Dominion Midstream Partners LP — MLP (c)		11,950	400,803
Energy Transfer Equity LP — MLP		5,240	65,133
Energy Transfer Partners LP — MLP		5,000	177,150
Enterprise Products Partners LP — MLP		33,540	895,183
EQT Midstream Partners LP — MLP		4,530	359,184
Genesis Energy LP — MLP		8,220	266,492
Kinder Morgan, Inc.		3,360	59,674
Magellan Midstream Partners LP — MLP		9,720	700,520
MPLX LP — MLP		17,156	552,252
ONEOK Partners LP — MLP		8,200	290,772
ONEOK, Inc.		1,630	58,925
Phillips 66 Partners LP — MLP		2,020	115,625
Plains All American Pipeline LP — MLP		13,860	317,948
Rose Rock Midstream LP — MLP		1,480	25,560
Shell Midstream Partners LP — MLP		18,170	686,281
Sunoco Logistics Partners LP — MLP		12,080	353,702
Sunoco LP — MLP		1,870	67,114
Targa Resources Corp.		3,309	133,882
Tesoro Logistics LP — MLP		4,321	199,803
Valero Energy Partners LP — MLP		2,970	141,639
Western Gas Partners LP — MLP		3,930	192,020
Williams Cos., Inc.		750	14,543
Williams Partners LP — MLP		10,930	330,414

			6,952,714
Real Estate Investment Trusts (REITs) — 8.0%
Assura PLC		1,083,273	896,673
British Land Co. PLC		83,751	881,188
CareTrust REIT, Inc.		39,697	504,946

Common Stocks		Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Charter Hall Retail REIT		278,339	$1,003,548
Community Healthcare Trust, Inc.		1,711	31,140
CyrusOne, Inc.		28,582	1,261,324
Empiric Student Property PLC		269,965	442,782
EPR Properties		17,613	1,160,344
Gramercy Property Trust		59,627	505,041
Japan Rental Housing Investments, Inc.		816	642,641
Japan Senior Living Investment Corp.		197	295,618
Kenedix Retail REIT Corp.		96	253,169
LaSalle Logiport REIT (c)		1,508	1,439,970
MGM Growth Properties LLC, Class A (c)		9,357	206,509
National Storage REIT		383,999	500,643
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $163) (c)(d)		163	163
Parkway Life Real Estate Investment Trust		160,700	292,758
Prologis, Inc.		22,464	1,020,090
Ramco-Gershenson Properties Trust		47,589	842,801
Retail Properties of America, Inc., Class A		66,886	1,069,507
Secure Income REIT PLC (c)		111,532	456,304
SPH REIT		319,200	226,422
STAG Industrial, Inc.		57,245	1,142,610
Target Healthcare REIT Ltd.		137,640	215,523
UDR, Inc.		36,451	1,272,869
Vastned Retail NV		15,018	661,479
Vicinity Centres		476,705	1,198,244
Welltower, Inc.		6,574	456,367
Wereldhave NV		13,970	720,072

			19,600,745
Real Estate Management & Development — 1.6%
BUWOG AG (c)		20,887	439,703
Croesus Retail Trust		1,093,590	678,824
Entra ASA		67,995	642,060
First Capital Realty, Inc.		29,227	473,101
LEG Immobilien AG		7,657	710,299
Picton Property Income Ltd.		300,345	319,193
Sponda Oyj		133,384	580,851

			3,844,031
Total Common Stocks — 12.4%			30,397,490

Corporate Bonds		Par (000)
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	100	112,803
Airlines — 0.3%
American Airlines Pass-Through Trust:
Series 2016-1, Class A, 4.10%, 7/15/29	USD	125	130,469
Series 2016-1, Class B, 5.25%, 7/15/25		325	333,937
Heathrow Finance PLC, 5.38%, 9/01/19	GBP	100	157,725

			622,131
Auto Components — 0.1%
Dakar Finance SA, 9.00% (9.00% Cash or 9.00% PIK), 11/15/20 (e)	EUR	100	112,215
Faurecia, 3.63%, 6/15/23		100	116,509
Schaeffler Holding Finance BV, 5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (e)		100	122,468

			351,192

2	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Automobiles — 0.2%
Fiat Chrysler Finance Europe:
6.63%, 3/15/18	EUR	100	$125,040
4.75%, 3/22/21		100	125,051
4.75%, 7/15/22		100	124,811

			374,902
Banks — 1.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)		100	107,921
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	USD	200	200,500
Bankia SA, 4.00%, 5/22/24 (a)	EUR	300	332,990
Commerzbank AG, 7.75%, 3/16/21		200	280,187
Deutsche Bank AG, 4.30%, 5/24/28 (a)	USD	825	736,798
HSH Nordbank AG, 0.66%, 2/14/17 (a)	EUR	100	105,918
Intesa Sanpaolo SpA, 2.86%, 4/23/25		100	112,338
Popular, Inc., 7.00%, 7/01/19	USD	323	314,925
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		775	792,685
Santander UK PLC, 5.00%, 11/07/23 (b)		400	415,740
SunTrust Banks, Inc., 5.63% (a)(f)		375	371,250
UniCredit SpA:
6.95%, 10/31/22	EUR	250	328,610
5.75%, 10/28/25 (a)		100	122,069

			4,221,931
Capital Markets — 0.1%
CPUK Finance Ltd., 7.00%, 8/28/42	GBP	100	152,325
Credit Suisse AG, 6.50%, 8/08/23 (b)	USD	200	212,603

			364,928
Chemicals — 0.2%
INEOS Finance PLC, 4.00%, 5/01/23	EUR	100	111,786
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		100	116,223
PSPC Escrow Corp., 6.00%, 2/01/23		100	100,765
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		100	117,082

			445,856
Commercial Services & Supplies — 0.3%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	100	141,001
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	114,506
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (e)		201	221,304
Loxam SAS, 3.50%, 5/03/23		100	115,290
Verisure Holding AB, 6.00%, 11/01/22		100	122,716

			714,817
Construction & Engineering — 0.3%
OHL Investments SA, 4.00%, 4/25/18 (g)		100	105,116
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	650	657,559

			762,675
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	100	118,009
HeidelbergCement AG, 2.25%, 3/30/23		50	58,899
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21		37	46,503
Pfleiderer GmbH, 7.88%, 8/01/19		100	120,105

			343,516
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22		100	115,794
6.75%, 5/15/24		100	114,506
Ball Corp., 3.50%, 12/15/20		100	123,093

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Crown European Holdings SA:
4.00%, 7/15/22	EUR	100	$123,093
3.38%, 5/15/25		100	115,221
Horizon Holdings III SASU, 5.13%, 8/01/22		200	241,034
OI European Group BV, 6.75%, 9/15/20		112	151,307
Progroup AG, 5.13%, 5/01/22		100	121,664
Sealed Air Corp., 4.50%, 9/15/23		100	122,404
SGD Group SAS, 5.63%, 5/15/19		100	116,796

			1,344,912
Distributors — 0.0%
LKQ Italia Bondco SpA, 3.88%, 4/01/24		100	119,229
Diversified Financial Services — 0.3%
Altice Financing SA, 5.25%, 2/15/23		100	119,212
Cognita Financing PLC, 7.75%, 8/15/21	GBP	100	147,588
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22		100	145,385
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (e)	EUR	200	227,866
United Group BV, 7.88%, 11/15/20		100	121,376

			761,427
Diversified Telecommunication Services — 0.7%
eircom Finance Ltd., 9.25%, 5/15/20		121	145,662
OTE PLC, 3.50%, 7/09/20		100	108,494
Telecom Italia Finance SA, 7.75%, 1/24/33		100	158,724
Telecom Italia SpA:
3.25%, 1/16/23		100	123,171
5.88%, 5/19/23	GBP	100	163,309
3.63%, 1/19/24	EUR	100	124,408
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		100	128,246
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		220	255,540
UPC Holding BV, 6.75%, 3/15/23		119	147,983
Wind Acquisition Finance SA:
4.00%, 7/15/20		150	167,679
7.00%, 4/23/21		100	105,059

			1,628,275
Electric Utilities — 0.1%
Viridian Group FundCo II Ltd., 7.50%, 3/01/20		100	121,662
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		100	115,971
Energy Equipment & Services — 0.0%
Trionista TopCo GmbH, 6.88%, 4/30/21		100	120,345
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	100	151,412
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	100	120,723
3.25%, 3/07/24		100	118,119
2.33%, 2/07/25		100	110,388
Tesco Corporate Treasury Services PLC, 2.13%, 11/12/20		100	116,146
Tesco PLC, 5.00%, 3/24/23	GBP	100	152,393

			769,181
Food Products — 0.2%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20		100	156,636
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	118,399
R&R Pik PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (e)		127	146,563

			421,598

BLACKROCK FUNDS II	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services — 0.2%
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	$121,651
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		100	118,456
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	100	143,632

			383,739
Hotels, Restaurants & Leisure — 0.5%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	100	115,502
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	64	96,702
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	120,088
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	148,165
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	119,655
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	100	135,776
Series A7, 5.27%, 3/30/24		127	161,477
Snai SpA, 7.63%, 6/15/18	EUR	100	118,513
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	100	146,262
Vougeot Bidco PLC, 7.88%, 7/15/20		100	152,654

			1,314,794
Household Durables — 0.1%
Magnolia BC SA, 9.00%, 8/01/20	EUR	100	121,799
Insurance — 0.2%
Generali Finance BV, 4.60%, 11/30/49 (a)		100	112,007
Genworth Holdings, Inc., 4.80%, 2/15/24	USD	300	216,000
QBE Insurance Group Ltd., 6.75%, 12/02/44 (a)		200	216,110

			544,117
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	100	115,651
Media — 1.0%
Altice Luxembourg SA, 7.25%, 5/15/22		190	221,368
Numericable-SFR SA:
5.38%, 5/15/22		100	118,828
5.63%, 5/15/24		200	238,071
Time Warner Cable, Inc., 5.88%, 11/15/40	USD	684	736,637
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23	EUR	80	98,704
4.00%, 1/15/25		100	118,358
3.50%, 1/15/27		200	220,423
Virgin Media Secured Finance PLC:
4.88%, 1/15/27	GBP	300	410,950
6.25%, 3/28/29		100	145,750
Ziggo Secured Finance BV, 3.75%, 1/15/25	EUR	100	113,504

			2,422,593
Metals & Mining — 0.2%
Anglo American Capital PLC:
2.50%, 9/18/18		100	113,084
3.50%, 3/28/22		100	104,809
Vedanta Resources PLC, 6.00%, 1/31/19	USD	300	250,530

			468,423
Multiline Retail — 0.1%
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	100	141,732
New Look Senior Issuer PLC, 8.00%, 7/01/23		100	137,495

			279,227

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp., 0.00%, 10/10/36 (h)	USD	1,554	$574,980
Enterprise Products Operating LLC, 4.90%, 5/15/46		350	354,259
Greenko Dutch BV, 8.00%, 8/01/19		200	214,000
Petron Corp., 7.50% (a)(f)		200	210,000
PTTEP Canada International Finance Ltd., 5.69%, 4/05/21		200	224,927
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	553,967
Repsol International Finance BV, 4.50%, 3/25/75 (a)	EUR	100	98,647
Senvion Holding GmbH, 6.63%, 11/15/20		200	241,630

			2,472,410
Personal Products — 0.1%
Douglas GmbH, 6.25%, 7/15/22		127	156,874
Pharmaceuticals — 0.4%
Actavis Funding SCS:
3.80%, 3/15/25	USD	250	256,667
4.75%, 3/15/45		376	380,335
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	300	273,096

			910,098
Real Estate Management & Development — 1.0%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (e)	GBP	100	167,302
China Aoyuan Property Group Ltd., 10.88%, 5/26/18	USD	200	215,267
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	209,497
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		200	208,494
KWG Property Holding Ltd., 8.98%, 1/14/19		300	319,139
Logan Property Holdings Co. Ltd., 11.25%, 6/04/19		200	220,740
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19		250	259,373
Unique Pub Finance Co. PLC, 5.66%, 6/30/27	GBP	86	122,117
Vingroup JSC, 11.63%, 5/07/18	USD	300	325,500
Yuzhou Properties Co. Ltd.:
8.75%, 10/04/18		200	210,941
9.00%, 12/08/19		200	214,498

			2,472,868
Road & Rail — 0.1%
EC Finance PLC, 5.13%, 7/15/21	EUR	100	120,002
Silk Bidco A/S, 7.50%, 2/01/22		100	117,654

			237,656
Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	600	369,000
Software — 0.1%
Rolta LLC, 10.75%, 5/16/18		450	238,500
Specialty Retail — 0.1%
Dufry Finance SCA, 4.50%, 7/15/22	EUR	128	155,910
House of Fraser Funding PLC, 6.34%, 9/15/20 (a)	GBP	100	144,713

			300,623
Transportation Infrastructure — 0.1%
Swissport Investments SA, 6.75%, 12/15/21	EUR	100	122,378
Wireless Telecommunication Services — 0.2%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19	USD	200	211,600

4	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	$111,099
SoftBank Group Corp., 5.25%, 7/30/27		145	172,674

			495,373
Total Corporate Bonds — 11.1%			27,143,474

Equity-Linked Notes
Aerospace & Defense — 0.3%
Morgan Stanley BV (B/E Aerospace, Inc.), 16.35%, 6/27/16	USD	17	818,034
Air Freight & Logistics — 0.6%
BNP Paribas Arbitrage Issuance BV (Deutsche Post AG), 22.29%, 6/29/16		28	742,292
Credit Suisse AG (Deutsche Post AG), 16.25%, 8/19/16		28	757,718

			1,500,010
Airlines — 0.6%
Deutsche Bank AG (Delta Air Lines, Inc.), 16.01%, 7/12/16		17	719,067
Morgan Stanley BV (JetBlue Airways Corp.):
17.23%, 7/15/16		20	404,405
16.82%, 7/18/16		20	403,890

			1,527,362
Auto Components — 1.6%
Canadian Imperial Bank of Commerce (Goodyear Tire & Rubber Co.), 21.10%, 5/06/16		25	732,732
Deutsche Bank AG (Continental AG), 15.30%, 8/19/16		4	786,775
JP Morgan Structured Products BV (Bridgestone Corp.), 17.50%, 7/08/16		22	821,874
JP Morgan Structured Products BV (Denso Corp.):
16.46%, 6/24/16		16	647,974
16.63%, 6/24/16		5	191,709
JP Morgan Structured Products BV (Sumitomo Electric Industries Ltd.):
17.10%, 6/24/16		36	442,024
16.94%, 6/24/16		32	390,131

			4,013,219
Automobiles — 0.7%
Deutsche Bank AG (Volkswagen AG, Preference Shares), 22.43%, 7/19/16		2	268,402
JP Morgan Structured Products BV (Honda Motor Co. Ltd.):
17.90%, 6/24/16		18	494,783
17.75%, 6/24/16		12	326,516
JP Morgan Structured Products BV (Volkswagen AG, Preference Shares):
22.65%, 7/19/16		1	118,334
22.45%, 7/21/16		3	358,666

			1,566,701
Banks — 1.0%
Credit Suisse AG (Wells Fargo & Co.), 9.88%, 5/11/16		15	738,605
Goldman Sachs International (Citigroup, Inc.), 12.00%, 6/14/16		19	838,633
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 12.48%, 5/11/16		12	762,935

			2,340,173

Equity-Linked Notes		Par (000)	Value
Beverages — 0.6%
Credit Suisse AG (Coca-Cola Co.), 11.70%, 5/06/16	USD	16	$723,898
Royal Bank of Canada (Constellation Brands, Inc., Class A), 12.95%, 6/27/16		5	812,283

			1,536,181
Biotechnology — 1.3%
BNP Paribas Arbitrage Issuance BV (Amgen, Inc.), 15.55%, 7/08/16		5	745,281
Goldman Sachs International (Amgen, Inc.), 11.30%, 7/27/16		5	800,801
Morgan Stanley BV (Baxalta, Inc.):
10.35%, 6/14/16		10	403,769
10.37%, 6/16/16		10	402,831
Royal Bank of Canada (AbbVie, Inc.), 16.39%, 6/14/16		13	784,575

			3,137,257
Building Products — 1.0%
BNP Paribas S.A. (Owens Corning), 19.65%, 5/10/16		16	741,701
Canadian Imperial Bank of Commerce (Masco Corp.), 16.86%, 5/06/16		28	761,196
Goldman Sachs International (Compagnie de Saint-Gobain), 16.90%, 8/19/16		18	806,996

			2,309,893
Capital Markets — 0.7%
Deutsche Bank AG (Charles Schwab Corp.), 18.20%, 7/13/16		28	787,196
Deutsche Bank AG (Morgan Stanley), 14.40%, 7/19/16		30	811,552

			1,598,748
Chemicals — 1.3%
Credit Suisse AG (Monsanto Co.), 14.65%, 7/19/16		9	829,112
JP Morgan Structured Products BV (Mitsubishi Chemical Holdings Corp.):
18.89%, 6/24/16		93	496,520
19.02%, 6/24/16		66	352,042
Merrill Lynch International & Co. (Dow Chemical Co.), 11.23%, 7/27/16		15	798,548
Merrill Lynch International & Co. (Linde AG):
18.00%, 7/27/16		3	400,290
17.80%, 7/28/16		3	400,290

			3,276,802
Commercial Services & Supplies — 0.5%
Merrill Lynch International & Co. (Aramark Corp.):
11.00%, 5/06/16		8	272,690
10.45%, 5/09/16		8	272,479
10.36%, 5/10/16		8	271,970
Merrill Lynch International & Co. (Cintas Corp.), 8.01%, 6/24/16		3	313,991

			1,131,130
Communications Equipment — 0.3%
Goldman Sachs International (Cisco Systems, Inc.), 11.40%, 7/12/16		30	812,651
Consumer Finance — 0.3%
Canadian Imperial Bank of Commerce (Capital One Financial Corp.), 11.87%, 5/11/16		11	772,113

BLACKROCK FUNDS II	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Containers & Packaging — 0.6%
BNP Paribas S.A. (Sealed Air Corp.), 19.12%, 5/10/16	USD	16	$735,854
Royal Bank of Canada (Sealed Air Corp.), 13.49%, 6/14/16		16	763,254

			1,499,108
Diversified Telecommunication Services — 0.3%
BNP Paribas Arbitrage Issuance BV (Orange SA), 23.38%, 6/29/16		45	752,508
Electrical Equipment — 1.3%
BNP Paribas Arbitrage Issuance BV (Schneider Electric SE):
27.10%, 7/15/16		6	400,927
25.52%, 7/19/16		6	397,922
Credit Suisse AG (Legrand SA), 13.17%, 8/19/16		14	791,768
JP Morgan Structured Products BV (Nidec Corp.), 17.19%, 6/24/16		6	450,789
Merrill Lynch International & Co. (Nidec Corp.), 17.60%, 6/24/16		6	427,219
Nomura International Funding Pte. Ltd. (Emerson Electric Co.), 12.15%, 7/22/16		14	787,877

			3,256,502
Food & Staples Retailing — 0.6%
Credit Suisse AG (CVS Health Corp.), 17.30%, 5/06/16		8	723,342
Nomura International Funding Pte. Ltd. (Kroger Co.), 11.84%, 6/13/16		21	747,419

			1,470,761
Food Products — 0.6%
Merrill Lynch International & Co. (Bunge Ltd.), 16.55%, 5/10/16		12	725,356
Nomura America Finance LLC (Tyson Foods, Inc., Class A), 14.56%, 5/04/16		12	747,902

			1,473,258
Health Care Equipment & Supplies — 0.4%
Goldman Sachs International (Essilor International SA), 13.80%, 7/27/16		7	834,600
Health Care Providers & Services — 1.7%
Canadian Imperial Bank of Commerce (Aetna, Inc.), 12.16%, 6/02/16		7	798,366
Canadian Imperial Bank of Commerce (Express Scripts Holding Co.), 9.39%, 7/18/16		11	800,911
Canadian Imperial Bank of Commerce (HCA Holdings, Inc.), 13.79%, 5/03/16		11	845,170
Nomura International Funding Pte. Ltd. (Charles River Laboratories International, Inc.), 18.21%, 7/08/16		12	990,730
SGA Société Générale Acceptance NV (McKesson Corp.), 9.99%, 6/14/16		5	765,652

			4,200,829
Hotels, Restaurants & Leisure — 1.0%
Nomura International Funding Pte. Ltd. (Hilton Worldwide Finance LLC):
12.81%, 7/25/16		18	400,353
12.81%, 7/26/16		18	400,353
Nomura International Funding Pte. Ltd. (Starbucks Corp.), 11.52%, 6/06/16		13	715,591
Royal Bank of Canada (Carnival Corp.), 16.52%, 6/27/16		16	803,920

			2,320,217

Equity-Linked Notes		Par (000)	Value
Household Durables — 0.3%
Canadian Imperial Bank of Commerce (Mohawk Industries, Inc.):
11.03%, 5/04/16	USD	2	$411,363
10.99%, 5/05/16		2	409,735

			821,098
Industrial Conglomerates — 0.3%
Deutsche Bank AG (Koninklijke Philips NV), 21.00%, 7/21/16		4	122,354
JP Morgan Structured Products BV (Koninklijke Philips NV):
22.85%, 7/19/16		10	236,044
22.55%, 7/21/16		5	127,789
21.70%, 7/25/16		10	236,044

			722,231
Insurance — 0.3%
Credit Suisse AG (Prudential Financial, Inc.), 19.55%, 5/11/16		11	752,410
Internet & Catalog Retail — 0.3%
BNP Paribas Arbitrage Issuance BV (Amazon.com, Inc.), 22.32%, 7/08/16		1	771,977
IT Services — 1.3%
Credit Suisse AG (International Business Machines Corp.), 13.16%, 6/02/16		6	813,873
Royal Bank of Canada (Sabre Corp.), 15.77%, 7/19/16		27	792,615
SGA Société Générale Acceptance NV (PayPal Holdings, Inc.), 17.26%, 6/14/16		19	755,203
Société Générale SA (International Business Machines Corp.), 12.52%, 6/08/16		6	788,247

			3,149,938
Machinery — 1.3%
BNP Paribas Arbitrage Issuance BV (Cummins, Inc.), 15.89%, 7/22/16		7	795,217
BNP Paribas Arbitrage Issuance BV (Deere & Co.), 14.11%, 8/10/16		10	818,819
BNP Paribas Arbitrage Issuance BV (Kone Oyj):
11.14%, 7/19/16		9	400,126
11.33%, 7/20/16		9	400,126
Credit Suisse AG (Kone Oyj), 16.20%, 7/20/16		17	782,166

			3,196,454
Media — 0.9%
Merrill Lynch International & Co. (Interpublic Group of Cos., Inc.), 18.41%, 5/11/16		34	733,978
Merrill Lynch International & Co. (Time Warner Cable, Inc.), 20.30%, 5/10/16		4	718,067
Société Générale SA (Walt Disney Co.), 8.65%, 7/07/16		8	790,481

			2,242,526
Oil, Gas & Consumable Fuels — 0.4%
Nomura International Funding Pte. Ltd. (ConocoPhillips Co.), 21.26%, 6/08/16		22	850,853
Pharmaceuticals — 0.9%
Credit Suisse AG (Novo Nordisk A/S), 11.92%, 7/27/16		14	784,321
Goldman Sachs International (Sanofi), 19.60%, 7/27/16		10	783,257
Royal Bank of Canada (Allergan, Inc.), 14.82%, 5/09/16		3	642,474

			2,210,052

6	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Professional Services — 0.3%
Royal Bank of Canada (ManpowerGroup, Inc.), 16.08%, 7/19/16	USD	10	$801,812
Real Estate Investment Trusts (REITs) — 0.6%
Nomura International Funding Pte. Ltd. (Prologis, Inc.), 16.88%, 5/13/16		19	740,203
Royal Bank of Canada (Crown Castle International Corp.), 10.47%, 6/27/16		9	806,020

			1,546,223
Road & Rail — 0.3%
Nomura International Funding Pte. Ltd. (Kansas City Southern):
13.61%, 7/15/16		4	400,009
13.26%, 7/18/16		4	399,470

			799,479
Semiconductors & Semiconductor Equipment — 0.9%
BNP Paribas Arbitrage Issuance BV (ASML Holding NV):
16.44%, 6/29/16		8	722,857
16.41%, 7/15/16		4	400,860
JP Morgan Structured Products BV (ASML Holding NV), 15.65%, 7/19/16		4	356,421
RBC Capital Markets LLC (QUALCOMM, Inc.), 13.33%, 6/14/16		15	766,770

			2,246,908
Software — 1.5%
Deutsche Bank AG (Citrix Systems, Inc.), 18.10%, 6/24/16		4	358,251
Deutsche Bank AG (SAP SE), 9.72%, 8/19/16		10	791,915
JP Morgan Structured Products BV (Citrix Systems, Inc.), 18.40%, 6/27/16		4	360,876
Nomura International Funding Pte. Ltd. (Microsoft Corp.), 13.59%, 6/08/16		14	724,351
Royal Bank of Canada (CA, Inc.), 14.50%, 6/02/16		26	772,471
Société Générale SA (Electronic Arts, Inc.), 11.61%, 5/03/16		10	626,058

			3,633,922
Specialty Retail — 0.7%
Credit Suisse AG (Lowe’s Cos., Inc.), 8.95%, 5/17/16		11	827,799
Deutsche Bank AG (Industria de Diseno Textil SA), 19.57%, 6/29/16		23	757,327

			1,585,126
Technology Hardware, Storage & Peripherals — 0.3%
Goldman Sachs International (Apple Inc.), 12.00%, 6/14/16		8	744,283
Textiles, Apparel & Luxury Goods — 0.6%
BNP Paribas Arbitrage Issuance BV (Luxottica Group SpA), 25.66%, 6/29/16		14	739,240
Credit Suisse AG (NIKE, Inc., Class B), 13.26%, 7/19/16		13	788,977

			1,528,217
Wireless Telecommunication Services — 0.3%
Morgan Stanley & Co. LLC (T-Mobile USA, Inc.), 14.20%, 6/06/16		20	780,494
Total Equity-Linked Notes — 28.8%			70,532,060

Floating Rate Loan Interests (a)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
Starwood Schulte Mezz Borrower, Mortgage Loan, 8.29%, 7/28/17	USD	500	$493,250

Foreign Agency Obligations
China — 0.5%
CCCI Treasure Ltd., 3.50% (a)(f)		200	201,988
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		200	197,404
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	533,849
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 7/30/24		200	206,974

			1,140,215
India — 0.0%
State Bank of India, 7.14% (a)(f)		100	102,019
Indonesia — 0.1%
Majapahit Holding BV, 7.88%, 6/29/37		200	242,500
Mongolia — 0.4%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		500	488,750
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		450	418,284

			907,034
Sri Lanka — 0.1%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	387,240
Total Foreign Agency Obligations — 1.1%			2,779,008

Foreign Government Obligations
Argentina — 0.3%
Republic of Argentina, 9.00%, 11/29/18		750	804,563
Indonesia — 0.4%
Republic of Indonesia:
3.38%, 7/30/25	EUR	400	466,459
4.75%, 1/08/26	USD	247	262,474
5.13%, 1/15/45		400	405,816

			1,134,749
Mongolia — 0.1%
Mongolian People’s Republic, 5.13%, 12/05/22		200	157,796
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	210,627
Sri Lanka — 0.1%
Republic of Sri Lanka, 5.88%, 7/25/22		200	193,146
Total Foreign Government Obligations — 1.0%			2,500,881

Investment Companies		Shares	Value
BlackRock Floating Rate Income Portfolio, Class K (i)		1,616,619	16,198,524
First Trust High Income Long/Short Fund		96,338	1,435,436
Invesco Senior Income Trust		480,378	1,959,942

BLACKROCK FUNDS II	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond
ETF (i)		177,398	$14,874,822
MFS Charter Income Trust		54,062	448,715
MFS Multimarket Income Trust		126,569	748,023
Voya Prime Rate Trust		226,611	1,144,386
Total Investment Companies — 15.0%			36,809,848

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.0%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (b)(j)	USD	463	455,476
Alternative Loan Trust:
Series 2005-16, Class A1, 2.02%, 6/25/35 (a)		143	130,936
Series 2005-72, Class A3, 0.74%, 1/25/36 (a)		214	176,324
Series 2006-OA14, Class 1A1, 2.11%, 11/25/46 (a)		191	159,078
Series 2006-OA6, Class 1A2, 0.65%, 7/25/46 (a)		208	171,880
Series 2006-OA8, Class 1A1, 0.63%, 7/25/46 (a)		470	381,117
Series 2007-OA3, Class 1A1, 0.58%, 4/25/47 (a)		466	387,433
American Home Mortgage Assets Trust,
Series 2006-5, Class A1, 1.30%, 11/25/46 (a)		1,313	622,083
Bear Stearns Mortgage Funding Trust,
Series 2007-AR1, Class 1A1, 0.60%, 1/25/37 (a)		979	730,723
LSTAR Securities Investment Ltd.,
Series 2016-2, Class A, 2.43%, 3/01/21 (a)(b)		524	506,033
Reperforming Loan REMIC Trust,
Series 2005-R2, Class 1AF1, 0.78%, 6/25/35 (a)(b)		144	127,109
Structured Asset Mortgage Investments II Trust:
Series 2006-AR1, Class 2A1, 0.67%, 2/25/36 (a)		211	173,249
Series 2006-AR6, Class 2A1, 0.63%, 7/25/46 (a)		174	135,047
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-4,
Class 3A1, 6.50%, 5/25/36 (j)		1,029	732,142

			4,888,630
Commercial Mortgage-Backed Securities — 8.2%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		500	500,291
Series 2007-3, Class AJ, 5.72%, 6/10/49 (a)		150	149,187
Series 2015-UBS7, Class D, 3.17%, 9/15/48		500	366,392
BWAY Mortgage Trust:
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		500	447,568
Series 2015-1740, Class E, 3.95%, 1/10/35 (a)(b)		500	460,885
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.68%, 11/15/19 (a)(b)		150	148,786
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT, Class E, 5.49%, 4/10/29 (b)		700	658,766

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class EPA, 4.68%, 12/15/27 (a)(b)	USD	150	$149,173
CFCRE Commercial Mortgage Trust,
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		700	461,860
CGGS Commercial Mortgage Trust,
Series 2016-RNDB, Class DFL, 5.18%, 2/15/33 (a)(b)		490	493,085
Commercial Mortgage Trust:
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		150	138,050
Series 2014-KYO, Class F, 3.94%, 6/11/27 (a)(b)		700	693,128
Series 2014-LC15, Class D, 5.11%, 4/10/47 (a)(b)		500	398,929
Series 2015-CR23, Class D, 4.40%, 5/10/48 (a)		1,000	749,585
Series 2015-CR25, Class D, 3.95%, 8/10/48 (a)		500	374,929
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		500	352,327
Core Industrial Trust, Series 2015-CALW,
Class G, 3.98%, 2/10/34 (a)(b)		600	544,176
Countrywide Commercial Mortgage Trust,
Series 2007-MF1, Class A, 6.28%, 11/12/43 (a)(b)		692	699,227
Credit Suisse Commercial Mortgage Trust,
Series 2014-TIKI, Class F, 4.26%, 9/15/38 (a)(b)		120	115,834
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.94%, 4/15/50 (a)(b)		500	386,723
Series 2015-C3, Class D, 3.51%, 8/15/48 (a)		500	361,165
FREMF Mortgage Trust, Series 2015-K50,
Class C, 3.91%, 8/25/25 (a)(b)		500	403,917
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a)(b)		500	460,255
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		150	137,527
GRACE Mortgage Trust, Series 2014-GRCE,
Class F, 3.71%, 6/10/28 (a)(b)		500	469,952
Great Wolf Trust, Series 2015-WOLF, Class D,
3.93%, 5/15/34 (a)(b)		500	486,740
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 6/12/47 (a)(b)		500	400,123
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	735,819
Hilton USA Trust, Series 2013-HLT, Class EFX,
4.60%, 11/05/30 (a)(b)		650	652,408
Impac CMB Trust, Series 2005-6, Class 1A1,
0.94%, 10/25/35 (a)		557	457,270
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		500	393,509
JPMorgan Chase Commercial Mortgage
Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (a)		440	435,248
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		110	108,477
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)		650	637,014

8	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JP1, Class D, 4.40%, 1/15/49 (a)	USD	500	$453,147
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		500	467,732
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		700	707,529
LCCM Mortgage Trust, Series 2014-909, Class E,
4.03%, 5/15/31 (a)(b)		150	143,504
Lone Star Portfolio Trust, Series 2015-LSP,
Class E, 6.03%, 9/15/28 (a)(b)		466	459,293
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		500	347,374
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		500	353,500
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		500	378,841
PREMF Mortgage Trust, Series 2016-K54,
Class B, 4.05%, 2/25/26		290	266,645
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (a)		160	157,947
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		500	354,184
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		500	388,127
Series 2015-C31, Class D, 3.85%, 11/15/48		500	357,840
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		500	325,191
Series 2015-NXS4, Class D, 3.76%, 12/15/48 (a)		500	380,140

			19,969,319
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Trust, Series 2014-CR15,
Class XA, 1.47%, 2/10/47 (a)		1,271	68,869
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		4,650	503,595

			572,464
Total Non-Agency Mortgage-Backed Securities — 10.4%			25,430,413

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 6.4%
ABN AMRO Bank NV, 5.75% (a)(f)	EUR	200	218,706
Banco Bilbao Vizcaya Argentaria SA,
7.00% (a)(f)		200	210,690
Banco Popular Espanol SA, 11.50% (a)(f)		100	113,074
Bank of America Corp.:
6.25% (a)(f)	USD	143	143,536
6.30% (a)(f)		2,225	2,330,687
Bank of Ireland, 7.38% (a)(f)	EUR	200	220,709
Barclays PLC:
7.88% (a)(f)	GBP	200	266,295
8.25% (a)(f)	USD	550	551,394
BNP Paribas SA, 7.63% (a)(b)(f)		1,904	1,946,840
Chong Hing Bank Ltd., 6.50% (a)(f)		200	207,379
Citigroup, Inc.:
5.88% (a)(f)		1,000	967,300

Preferred Securities		Par (000)	Value
Banks (continued)
6.25% (a)(f)	USD	925	$951,594
6.30% (a)(f)		375	367,500
Citizens Financial Group, Inc., 5.50% (a)(b)(f)		75	71,625
Credit Agricole SA, 8.13% (a)(b)(f)		1,400	1,445,500
ICICI Bank Ltd., 7.25% (a)(f)		400	404,440
Intesa Sanpaolo SpA, 7.00% (a)(f)	EUR	400	440,846
JPMorgan Chase & Co., 5.30% (a)(f)	USD	500	500,000
JPMorgan Chase Capital XXI, 1.59%, 1/15/87 (a)		1,100	790,900
JPMorgan Chase Capital XXIII, 1.62%, 5/15/77 (a)	USD	20	13,760
Lloyds Banking Group PLC, 7.00% (a)(f)	GBP	200	283,032
Royal Bank of Scotland Group PLC, 8.00% (a)(f)	USD	422	404,460
Santander UK Group Holdings PLC, 7.38% (a)	GBP	200	277,424
Société Générale SA:
8.00% (a)(b)(f)	USD	1,200	1,188,000
8.25% (a)(f)		430	439,675
Wells Fargo & Co., 5.90% (a)(f)		633	648,034
Woori Bank, 5.00%, 6/10/45 (a)		200	200,997

			15,604,397
Capital Markets — 1.8%
Bank of New York Mellon Corp., 4.50% (a)(f)		375	353,250
Credit Suisse Group AG:
6.25% (a)(b)(f)		1,128	1,037,760
7.50% (a)(b)(f)		560	556,217
Goldman Sachs Group, Inc., 5.38% (a)(f)		965	931,707
Morgan Stanley, 5.45% (a)(f)		40	38,100
State Street Capital Trust IV, 1.63%, 6/15/37 (a)		1,497	1,096,553
State Street Corp., 5.25% (a)(f)		280	285,320
UBS Group AG, 5.75% (a)(f)	EUR	200	229,607

			4,528,514
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 6.13% (a)(f)		100	122,521
Orange SA, 5.00% (a)(f)		200	236,225

			358,746
Electric Utilities — 0.1%
Enel SpA, 6.50%, 1/10/74 (a)		100	124,618
Gas Natural Fenosa Finance BV, 4.13% (a)(f)		200	230,774

			355,392
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (a)(f)	USD	147	152,696
Insurance — 1.0%
Allstate Corp., 6.50%, 5/15/67 (a)		125	135,000
AXA SA, 6.38% (a)(b)(f)		150	157,950
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (a)(b)		125	110,000
7.80%, 3/07/87 (b)		380	415,150
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (a)		200	219,690
Nationwide Financial Services, Inc., 6.75%, 5/15/87		175	178,063
Nippon Life Insurance Co., 4.70%, 1/20/46 (a)(b)		450	481,500
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		93	91,373
XLIT Ltd., 6.50% (a)(f)		860	602,000

			2,390,726
Oil, Gas & Consumable Fuels — 0.1%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (a)		87	72,459

BLACKROCK FUNDS II	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Group Ltd., 6.00% (f)	USD	200	$94,500

			166,959
Wireless Telecommunication Services — 0.2%
Telefonica Europe BV:
4.20% (a)(f)	EUR	200	226,481
6.50% (a)(f)		200	240,423

			466,904
Total Capital Trusts — 9.8%			24,024,334

Preferred Stocks		Shares
Capital Markets — 0.1%
State Street Corp., 5.35% (f)		14,111	370,978
Electric Utilities — 0.1%
Entergy Texas, Inc., 5.63%, 6/01/64		5,200	140,140
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53		6,000	156,300
Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (f)		6,000	156,000
Total Preferred Stocks — 0.4%			823,418

Preferred Securities	Shares	Value
Trust Preferreds
Diversified Financial Services — 0.1%
RBS Capital Funding Trust V, Series E, 5.90% (f)	5,000	$122,000
RBS Capital Funding Trust VII, Series G, 6.08% (f)	5,000	122,750
Total Trust Preferreds — 0.1%		244,750
Total Preferred Securities — 10.3%		25,092,502
Total Long-Term Investments (Cost — $251,214,918) — 102.0%		249,927,015

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.40% (i)(k)	698,544	698,544
Total Short-Term Securities (Cost — $698,544) — 0.3%		698,544
Total Investments (Cost — $251,913,462*) — 102.3%		250,625,559
Liabilities in Excess of Other Assets — (2.3)%		(5,745,226)

Net Assets — 100.0%		$244,880,333

Notes to Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$251,986,939

Gross unrealized appreciation	$5,742,707
Gross unrealized depreciation	(7,104,087)

Net unrealized depreciation	$(1,361,380)

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $163 and an original cost of $163 which was less than 0.05% of its net assets.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Perpetual security with no stated maturity date.

(g)	Convertible security.

(h)	Zero-coupon bond.

(i)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	10,065,056		9,366,512	[1]	698,544	$698,544	$146,814		$294
BlackRock Liquidity Series, LLC, Money Market Series	$1,456,614	—	$1,456,614	[1]	—	—	23,906	[2]	—
BlackRock Floating Rate Income Portfolio, Institutional Class	412,515	1,561,332	1,973,847		—	—	—		104,450
BlackRock Floating Rate Income Portfolio, Class K	—	1,616,619	—		1,616,619	16,198,524	—		—
iShares 10+ Year Credit Bond ETF	38,600	—	38,600		—	—	16,412		(28,110)
iShares iBoxx $ High Yield Corporate Bond ETF	68,020	182,650	73,272		177,398	14,874,822	408,862		(640,606)
Total						$31,771,890	$595,994		$(563,972)

[1]	Represents net shares/beneficial interest sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(k)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
58	Australian Government Bonds (10 Year)	June 2016	USD	5,761,451	$51,653
(13)	Euro Currency Futures	June 2016	USD	1,863,063	(25,842)
219	Euro STOXX 50 Index	June 2016	USD	7,465,339	(25,074)
(34)	GBP Currency Futures	June 2016	USD	3,105,263	(73,818)
41	Nikkei 225 Yen Index	June 2016	USD	6,358,083	(5,605)
162	S&P 500 E-Mini Index	June 2016	USD	16,678,710	234,772
26	U.S. Treasury Bonds (30 Year)	June 2016	USD	4,246,125	(15,963)
(36)	U.S. Treasury Notes (2 Year)	June 2016	USD	7,870,500	(23,387)
(35)	U.S. Treasury Notes (5 Year)	June 2016	USD	4,231,992	(26,132)
5	U.S. Ultra Treasury Bonds	June 2016	USD	856,719	(11,420)
Total					$79,184

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	50,000	USD	56,826	Credit Suisse International	5/18/16	$459
USD	45,058	EUR	40,000	Bank of America N.A.	5/18/16	(770)
USD	14,496,994	EUR	12,680,000	Citibank N.A.	5/18/16	(30,423)
USD	50,940	EUR	45,000	Deutsche Bank AG	5/18/16	(616)
USD	11,314	EUR	10,000	Deutsche Bank AG	5/18/16	(143)
USD	50,985	EUR	45,000	UBS AG	5/18/16	(571)
USD	4,378,478	GBP	3,060,000	Deutsche Bank AG	5/18/16	(92,864)
USD	424,212	EUR	389,504	Citibank N.A.	6/07/16	(22,327)
EUR	35,000	USD	38,812	Goldman Sachs International	6/14/16	1,323
EUR	15,000	USD	16,900	JPMorgan Chase Bank N.A.	6/14/16	300
USD	55,677	EUR	50,000	Goldman Sachs International	6/14/16	(1,659)
USD	90,241	EUR	80,000	Morgan Stanley & Co. International PLC	6/14/16	(1,496)
USD	35,812	GBP	25,000	Barclays Bank PLC	6/14/16	(722)
Total						$(149,509)

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$392	$953	$(561)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	196	497	(301)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	99	254	(155)

BLACKROCK FUNDS II	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Australia and New Zealand
Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	$(484)	$(521)	$ 37
Australia and New Zealand
Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(320)	(379)	59
Total						$(117)	$ 804	$(921)

OTC Credit Default Swaps – Sell Protection
Index/Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNH Industrial NV	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR	21	$ 2,516	$ 2,297	$ 219
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	55	5,196	4,860	336
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	1	50	47	3
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	4,000	(327,020)	(122,243)	(204,777)
CMBX.NA Series 9 BBB-	3.00%	UBS AG	9/17/58	Not Rated	USD	700	(123,025)	(209,385)	86,360
Total							$(442,283)	$(324,424)	$(117,859)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$23,406,161	$5,341,928	$28,748,089
Common Stocks[1]	$20,427,850	9,969,477	163	30,397,490
Corporate Bonds[1]	—	27,143,474	—	27,143,474
Equity-Linked Notes[1]	—	70,532,060	—	70,532,060
Floating Rate Loan Interests[1]	—	—	493,250	493,250
Foreign Agency Obligations	—	2,779,008	—	2,779,008
Foreign Government Obligations	—	2,500,881	—	2,500,881
Investment Companies	36,809,848	—	—	36,809,848
Non-Agency Mortgage-Backed Securities	—	23,566,387	1,864,026	25,430,413
Preferred Securities[1]	1,068,168	24,024,334	—	25,092,502
Short-Term Securities	698,544	—	—	698,544

Total	$59,004,410	$183,921,782	$7,699,367	$250,625,559

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$87,014	—	$87,014
Equity contracts	$234,772	—	—	234,772
Foreign currency exchange contracts	—	2,082	—	2,082
Interest rate contracts	51,653	—	—	51,653
Liabilities:
Credit contracts	—	(205,794)	—	(205,794)
Equity contracts	(30,679)	—	—	(30,679)
Foreign currency exchange contracts	(99,660)	(151,591)	—	(251,251)
Interest rate contracts	(76,902)	—	—	(76,902)

Total	$79,184	$(268,289)	—	$(189,105)

[2] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$2,580,740	—	—	$2,580,740
Foreign currency at value	14,011	—	—	14,011
Liabilities:
Bank overdraft	—	$(4,007,719)	—	(4,007,719)
Foreign bank overdraft	—	(93,554)	—	(93,554)

Total	$2,594,751	$(4,101,273)	—	$(1,506,522)

During the period ended April 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	APRIL 30, 2016	13

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$5,374,987	—	$500,000	—	—	$1,970,137	$7,845,124
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(1,452,500)	—	—	—	—	(559,295)	(2,011,795)
Other[1]	—	—	(500,000)	—	$500,000	—	—
Accrued discounts/premiums	7,667	—	—	—	—	3,039	10,706
Net realized gain (loss)	—	—	—	$(239,869)	—	(26,504)	(266,373)
Net change in unrealized appreciation (depreciation)[2]	(424,026)	—	—	—	(6,750)	(32,343)	(463,119)
Purchases	1,835,800	$163	—	1,562,078	—	1,889,066	5,287,107
Sales	—	—	—	(1,322,209)	—	(1,380,074)	(2,702,283)

Closing Balance, as of April 30, 2016	$5,341,928	$163	—	—	$493,250	$1,864,026	$7,699,367

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[2]	$(424,026)	—	—	—	$(6,750)	$(20,642)	$(451,418)

[1]	Certain Level 3 investments were re-classified between Corporate Bonds and Floating Rate Loan Interests.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.5%
Ansell Ltd.	2,178,165	$32,875,659
Sonic Healthcare Ltd.	1,715,651	25,176,262

		58,051,921
Belgium — 1.0%
Anheuser-Busch InBev SA/NV	197,079	24,448,540
Canada — 5.0%
Rogers Communications, Inc., Class B	1,347,468	52,408,096
TELUS Corp.	2,049,025	64,963,907

		117,372,003
Denmark — 0.9%
Novo Nordisk A/S, Class B	393,977	21,997,468
Finland — 1.3%
Kone Oyj, Class B	643,709	29,412,747
France — 3.4%
Eutelsat Communications SA	758,702	23,571,883
Sanofi	673,654	55,527,257

		79,099,140
Germany — 2.4%
Deutsche Post AG, Registered Shares	1,915,290	56,258,593
Hong Kong — 0.9%
Sands China Ltd.	5,958,400	21,227,987
Japan — 1.3%
Japan Tobacco, Inc.	740,500	30,255,304
Singapore — 1.0%
DBS Group Holdings Ltd.	2,159,700	24,428,530
Sweden — 1.2%
Svenska Handelsbanken AB, A Shares	2,034,869	27,145,463
Switzerland — 9.4%
Givaudan SA, Registered Shares	15,792	31,171,247
Nestlé SA, Registered Shares	757,682	56,553,148
Novartis AG, Registered Shares	804,246	61,204,940
Roche Holding AG	90,555	22,911,252
SGS SA, Registered Shares	9,227	20,344,442
Syngenta AG, Registered Shares	65,848	26,415,928

		218,600,957
Taiwan — 2.3%
Far EasTone Telecommunications Co. Ltd.	12,744,500	28,737,710
Taiwan Semiconductor Manufacturing Co. Ltd.	5,642,000	25,921,435

		54,659,145
United Kingdom — 18.3%
AstraZeneca PLC	1,660,144	95,247,081
British American Tobacco PLC	1,417,700	86,440,426
Diageo PLC	2,056,909	55,610,975
GlaxoSmithKline PLC	1,102,646	23,566,335
HSBC Holdings PLC	2,479,200	16,502,879
Imperial Brands PLC	1,309,698	71,212,743
Lloyds Banking Group PLC	34,272,869	33,639,328
Unilever PLC	990,745	44,268,500

		426,488,267
United States — 46.9%
3M Co.	238,942	39,994,112
AbbVie, Inc.	488,640	29,807,040

Common Stocks	Shares	Value
United States (continued)
Altria Group, Inc.	1,162,770	$72,917,307
Cisco Systems, Inc.	2,086,374	57,354,421
Citizens Financial Group, Inc.	1,347,951	30,800,680
Coca-Cola Co.	1,131,374	50,685,555
General Electric Co.	1,159,929	35,667,817
Genuine Parts Co.	494,797	47,485,668
H&R Block, Inc.	2,298,776	46,527,226
International Paper Co.	1,113,470	48,179,847
Johnson & Johnson	664,554	74,483,212
Linear Technology Corp.	1,151,979	51,240,026
M&T Bank Corp.	305,364	36,130,668
Mattel, Inc.	1,900,061	59,072,897
McDonald’s Corp.	253,161	32,022,335
Microsoft Corp.	721,615	35,986,940
PepsiCo, Inc.	327,341	33,703,029
Pfizer, Inc.	1,791,085	58,586,390
Philip Morris International, Inc.	590,805	57,969,787
Reynolds American, Inc.	446,083	22,125,717
U.S. Bancorp	820,332	35,019,973
United Parcel Service, Inc., Class B	233,756	24,560,743
United Technologies Corp.	238,440	24,885,983
Verizon Communications, Inc.	816,584	41,596,789
Verizon Communications, Inc.	236,967	12,071,099
Wells Fargo & Co.	703,871	35,179,473

		1,094,054,734
Total Long-Term Investments (Cost — $2,015,169,695) — 97.8%		2,283,500,799

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (a)(b)	50,031,375	50,031,375
Total Short-Term Securities (Cost — $50,031,375) — 2.1%		50,031,375
Total Investments (Cost — $2,065,201,070*) — 99.9%		2,333,532,174
Other Assets Less Liabilities — 0.1%		1,232,042

Net Assets — 100.0%		$2,334,764,216

BLACKROCK FUNDS II	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,068,288,932

Gross unrealized appreciation	$343,376,897
Gross unrealized depreciation	(78,133,655)

Net unrealized appreciation	$265,243,242

(a)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	72,786,122	(22,754,747)	50,031,375	$132,550	$1,473

(b)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$58,051,921	—	$58,051,921
Belgium	—	24,448,540	—	24,448,540
Canada	$117,372,003	—	—	117,372,003
Denmark	—	21,997,468	—	21,997,468
Finland	—	29,412,747	—	29,412,747
France	—	79,099,140	—	79,099,140
Germany	—	56,258,593	—	56,258,593
Hong Kong	—	21,227,987	—	21,227,987
Japan	—	30,255,304	—	30,255,304
Singapore	—	24,428,530	—	24,428,530
Sweden	—	27,145,463	—	27,145,463
Switzerland	—	218,600,957	—	218,600,957
Taiwan	—	54,659,145	—	54,659,145
United Kingdom	—	426,488,267	—	426,488,267
United States	1,081,983,635	12,071,099	—	1,094,054,734
Short-Term Securities	50,031,375	—	—	50,031,375

Total	$1,249,387,013	$1,084,145,161	—	$2,333,532,174

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Investments:
Long-Term Investments:
Common Stocks:
France	—	$(23,122,521)	$23,122,521	—
Taiwan	—	(29,831,289)	29,831,289	—
United States	—	(11,144,558)	11,144,558	—

Total	—	$(64,098,368)	$64,098,368	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS II	APRIL 30, 2016	3

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class CR, 3.87%, 9/20/23 (a)(b)	USD	1,000	$994,541
Series 2015-1A, Class A1, 2.12%, 4/18/27 (a)(b)		2,400	2,378,581
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.70%, 7/25/36 (b)		4,000	2,403,558
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 4.28%, 4/15/24 (a)(b)		2,500	2,313,579
ALM V Ltd.:
Series 2012-5A, Class A2R, 2.78%, 10/18/27 (a)(b)		7,000	6,860,000
Series 2012-5A, Class BR, 3.63%, 10/18/27 (a)(b)		1,000	970,600
Series 2012-5A, Class CR, 4.53%, 10/18/27 (a)(b)		3,000	2,692,539
Series 2012-5A, Class DR, 6.63%, 10/18/27 (a)(b)		5,000	4,187,000
ALM VI Ltd., Series 2012-6A, Class B2R, 3.42%, 7/15/26 (a)(b)		1,950	1,864,785
ALM VII Ltd., Series 2012-7A, Class C, 5.13%, 12/19/24 (a)(b)		1,000	981,117
ALM VII R Ltd.:
Series 2013-7RA, Class C, 4.09%, 4/24/24 (a)(b)		1,750	1,674,392
Series 2013-7RA, Class D, 5.64%, 4/24/24 (a)(b)		2,000	1,876,849
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.49%, 4/24/24 (a)(b)		4,250	4,245,952
Series 2013-7R2A, Class B, 3.24%, 4/24/24 (a)(b)		2,000	1,928,655
Series 2013-7R2A, Class C, 4.09%, 4/24/24 (a)(b)		1,150	1,100,359
Series 2013-7R2A, Class D, 5.64%, 4/24/24 (a)(b)		500	469,234
ALM VIII Ltd., Series 2013-8A, Class C, 3.83%, 1/20/26 (a)(b)		3,200	2,887,789
ALM X Ltd.:
Series 2013-10A, Class A2, 2.63%, 1/15/25 (a)(b)		1,500	1,486,261
Series 2013-10A, Class C, 3.93%, 1/15/25 (a)(b)		1,500	1,400,436
ALM XI Ltd., Series 2014-11A, Class C, 4.13%, 10/17/26 (a)(b)		1,000	896,657
ALM XII Ltd.:
Series 2015-12A, Class B, 3.88%, 4/16/27 (a)(b)		1,000	949,000
Series 2015-12A, Class D, 6.13%, 4/16/27 (a)(b)		1,000	869,800
ALM XIV Ltd., Series 2014-14A, Class A1, 2.06%, 7/28/26 (a)(b)		4,500	4,480,585
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class B, 3.53%, 7/15/27 (a)(b)		6,000	5,866,200
Series 2015-16A, Class C1, 4.13%, 7/15/27 (a)(b)		3,000	2,634,300
Series 2015-16A, Class D, 5.98%, 7/15/27 (a)(b)		1,750	1,437,275
ALM XVII Ltd.:
Series 2015-17A, Class B1, 4.00%, 1/15/28 (a)(b)		2,600	2,580,240
Series 2015-17A, Class C1, 4.75%, 1/15/28 (a)(b)		1,000	953,470
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,748,382
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,201,539

Asset-Backed Securities		Par (000)	Value
Series 2013-4, Class B, 1.66%, 9/10/18	USD	1,000	$1,001,431
Series 2013-4, Class C, 2.72%, 9/09/19		900	909,126
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	1,989,204
Series 2016-1, Class A3, 1.81%, 10/08/20		4,000	4,021,470
AMMC CLO IX Ltd.:
Series 2011-9A, Class CR, 4.23%, 1/15/22 (a)(b)		2,950	2,950,000
Series 2011-9A, Class DR, 6.28%, 1/15/22 (a)(b)		1,750	1,750,000
Series 2011-9A, Class ER, 8.28%, 1/15/22 (a)(b)		1,750	1,635,725
AMMC CLO Ltd.:
Series 2014-15A, Class C1, 4.10%, 12/09/26 (a)(b)		1,000	980,000
Series 2014-15A, Class D, 4.84%, 12/09/26 (a)(b)		2,350	2,085,625
Series 2016-18A, Class D, 5.63%, 5/26/28 (a)(b)		1,500	1,432,500
AMMC CLO X Ltd., Series 2012-10A, Class D, 5.13%, 4/11/22 (a)(b)		1,000	973,324
Anchorage Capital CLO Ltd.:
Series 2015-6A, Class A1, 2.17%, 4/15/27 (a)(b)		14,500	14,437,650
Series 2015-6A, Class C, 3.48%, 4/15/27 (a)(b)		1,000	958,900
Series 2015-7A, Class D, 4.28%, 10/15/27 (a)(b)		1,500	1,261,350
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.48%, 7/15/23 (a)(b)		1,500	1,486,616
Series 2012-9AR, Class CR, 3.53%, 7/15/23 (a)(b)		2,250	2,211,510
Apidos CLO XI, Series 2012-11A, Class D, 4.88%, 1/17/23 (a)(b)		1,600	1,494,188
Apidos CLO XII:
Series 2013-12A, Class A, 1.73%, 4/15/25 (a)(b)		15,000	14,787,000
Series 2013-12A, Class D, 3.68%, 4/15/25 (a)(b)		1,500	1,354,356
Apidos CLO XXI, Series 2015-21A, Class A1, 2.06%, 7/18/27 (a)(b)		4,375	4,326,000
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 4.13%, 10/17/24 (a)(b)		3,500	3,145,700
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.92%, 11/15/25 (a)(b)		2,500	2,491,954
Series 2014-32A, Class B, 3.87%, 11/15/25 (a)(b)		1,500	1,469,982
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.87%, 12/05/25 (a)(b)		1,000	859,582
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.65%, 10/15/26 (a)(b)		2,000	1,835,000
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B1L, 5.12%, 8/15/24 (a)(b)		600	591,143
Atrium IX, Series 9A, Class C, 3.89%, 2/28/24 (a)(b)		5,000	4,976,860
Atrium X, Series 10A, Class D, 4.13%, 7/16/25 (a)(b)		1,000	920,874
Atrium XII, Series 12A, Class B, 2.89%, 10/22/26 (a)(b)		5,000	4,952,000
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.14%, 4/17/23 (a)(b)		1,000	991,809
Babson CLO Ltd.:
Series 2015-2A, Class E, 6.18%, 7/20/27 (a)(b)		750	622,827

BLACKROCK FUNDS II	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-1A, Class E, 7.17%, 4/23/27 (a)(b)	USD	1,450	$1,248,450
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 3.18%, 10/17/26 (a)(b)		3,000	2,993,787
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, 1.68%, 1/25/35 (b)		2,789	2,509,530
Series 2006-EC2, Class M2, 0.86%, 2/25/36 (b)		5,801	5,032,562
Series 2006-HE7, Class 1A2, 0.61%, 9/25/36 (b)		2,408	2,001,894
Series 2006-HE9, Class 2A, 0.58%, 11/25/36 (b)		17,263	14,563,327
Series 2006-HE9, Class 3A, 0.58%, 11/25/36 (b)		25,588	21,813,641
Series 2007-HE1, Class 21A2, 0.60%, 12/25/36 (b)		2,529	2,286,295
Series 2007-HE2, Class 22A, 0.58%, 3/25/37 (b)		6,723	5,285,441
Series 2007-HE2, Class 23A, 0.58%, 3/25/37 (b)		9,275	7,003,919
Series 2007-HE3, Class 2A, 0.58%, 4/25/37 (b)		10,769	8,089,952
Series 2007-HE5, Class 2A, 0.66%, 6/25/47 (b)		30,102	26,375,611
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 2.16%, 4/25/34 (b)		5,709	5,238,030
Series 2005-4, Class M2, 1.24%, 1/25/36 (b)		7,500	7,026,299
Series 2006-1, Class M1, 0.94%, 2/25/36 (b)		3,300	3,149,679
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.43%, 7/20/26 (a)(b)		2,000	1,925,000
Series 2014-IVA, Class C, 4.13%, 7/20/26 (a)(b)		500	450,031
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.88%, 4/18/27 (a)(b)		4,500	4,432,500
Series 2015-VIA, Class B, 3.68%, 4/18/27 (a)(b)		1,500	1,455,000
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.58%, 7/18/27 (a)(b)		4,250	4,067,250
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, 2.57%, 1/20/28 (a)(b)		1,000	978,350
Series 2015-8A, Class C, 4.22%, 1/20/28 (a)(b)		1,000	927,500
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.08%, 7/15/26 (a)(b)		1,500	1,288,040
BlueMountain CLO Ltd.:
Series 2012-1A, Class D, 4.98%, 7/20/23 (a)(b)		1,850	1,807,062
Series 2014-1A, Class C, 3.37%, 4/30/26 (a)(b)		1,500	1,462,414
Series 2015-1A, Class B, 3.78%, 4/13/27 (a)(b)		1,000	970,340
Series 2015-1A, Class D, 6.08%, 4/13/27 (a)(b)		1,250	1,037,753
Series 2015-4A, Class E, 6.96%, 1/20/27 (a)(b)		1,000	908,524
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	450	469,364
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23	USD	1,400	1,412,055
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)	EUR	200	202,370

Asset-Backed Securities		Par (000)	Value
Canyon Capital CLO Ltd.:
Series 2015-1A, Class B, 2.73%, 4/15/27 (a)(b)	USD	3,500	$3,404,294
Series 2015-1A, Class C, 3.78%, 4/15/27 (a)(b)		1,250	1,194,444
Series 2016-1A, Class C, 4.17%, 4/15/28 (a)(b)		2,750	2,736,250
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class C1R, 3.53%, 7/20/23 (a)(b)		1,750	1,725,123
Series 2012-4A, Class D, 5.13%, 1/20/25 (a)(b)		600	587,361
Series 2013-1A, Class C, 4.62%, 2/14/25 (a)(b)		2,000	1,911,085
Series 2013-2A, Class D, 4.38%, 4/18/25 (a)(b)		2,250	2,108,982
Series 2015-1A, Class C, 3.78%, 4/20/27 (a)(b)		250	248,505
Series 2015-2A, Class A1, 2.10%, 4/27/27 (a)(b)		6,000	5,979,463
Series 2016-1A, Class C, 5.53%, 4/20/27 (a)(b)		1,250	1,206,328
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		1,000	890,777
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)	EUR	400	405,427
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21	USD	3,800	3,826,607
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,019,167
Series 2015-4, Class A3, 1.56%, 11/15/20		5,000	5,015,022
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A2, 0.55%, 7/25/36 (b)		3,027	2,991,352
Series 2006-FRE1, Class A4, 0.69%, 7/25/36 (b)		2,876	1,708,929
Series 2006-NC2, Class A3, 0.59%, 6/25/36 (b)		8,001	6,788,994
Series 2006-NC4, Class A4, 0.68%, 10/25/36 (b)		36,000	21,450,038
Series 2006-NC5, Class A3, 0.59%, 1/25/37 (b)		4,000	2,292,042
Series 2007-FRE1, Class A2, 0.64%, 2/25/37 (b)		9,437	8,832,792
Series 2007-HE1, Class A2, 0.59%, 6/25/37 (b)		8,911	8,055,801
C-BASS Mortgage Loan Trust:
Series 2006-CB6, Class A23, 0.59%, 7/25/36 (b)		13,621	11,991,760
Series 2007-CB3, Class A1, 3.98%, 3/25/37 (b)(c)		8,501	4,193,528
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.95%, 10/29/25 (a)(b)		2,250	2,212,035
CFIP CLO Ltd., Series 2013-1A, Class D, 4.38%, 4/20/24 (a)(b)		1,500	1,292,337
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		6,822	6,858,966
Series 2015-A5, Class A5, 1.36%, 4/15/20		7,000	7,020,836
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 2.11%, 3/15/28 (a)		4,220	4,219,156
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, 12/16/19 (a)		1,990	1,996,769

2	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.63%, 1/19/23 (a)(b)	USD	2,675	$2,656,274
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (a)(b)		1,750	1,688,614
Series 2014-1A, Class C, 3.43%, 4/18/25 (a)(b)		1,500	1,439,578
Series 2014-5A, Class A1, 2.21%, 1/17/27 (a)(b)		4,500	4,478,171
Series 2015-1A, Class A1, 2.16%, 1/22/27 (a)(b)		5,000	4,970,000
Series 2015-1A, Class B, 2.84%, 1/22/27 (a)(b)		1,250	1,228,365
Series 2015-1A, Class C, 3.64%, 1/22/27 (a)(b)		1,500	1,455,192
Series 2015-2A, Class A, 2.08%, 4/15/27 (a)(b)		2,750	2,727,778
Series 2015-4A, Class C1, 4.43%, 10/20/27 (a)(b)		1,100	985,842
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,759,453
Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,062,582
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.19%, 9/01/33 (b)		3,000	2,704,543
Conseco Financial Corp.:
Series 1996-5, Class M1, 8.05%, 7/15/27 (b)		2,153	2,149,546
Series 1997-7, Class M1, 7.03%, 7/15/28		5,792	5,576,342
Series 1998-8, Class A1, 6.28%, 9/01/30		12,885	13,595,954
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A, 1.28%, 10/25/47 (b)		14,183	11,781,562
Credit-Based Asset Servicing and Securitization LLC:
Series 2007-CB6, Class A4, 0.78%, 7/25/37 (a)(b)		2,644	1,609,516
Series 2007-RP1, Class A, 0.75%, 5/25/46 (a)(b)		8,684	6,895,620
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 5.63%, 7/20/26 (a)(b)		1,333	1,063,067
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.58%, 10/15/36 (b)		2,823	2,435,273
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22		4,000	4,026,318
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,102,156
Series 2015-A2, Class A, 1.90%, 10/17/22		3,240	3,278,931
Dryden 34 Senior Loan Fund, Series 2014-34A, Class D, 4.23%, 10/15/26 (a)(b)		1,000	870,000
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.97%, 11/09/25 (a)(b)		2,000	1,990,000
Series 2014-36A, Class C, 3.67%, 11/09/25 (a)(b)		2,750	2,718,108
Dryden 39 Euro CLO BV, Series 2015-39X, Class E, 5.21%, 10/15/29 (b)	EUR	250	250,481
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.42%, 11/13/24 (a)(b)	USD	3,500	3,388,246
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (b)	EUR	250	238,232
Figueroa CLO Ltd., Series 2013-1A, Class C, 4.27%, 3/21/24 (a)(b)		5,900	4,934,170

Asset-Backed Securities		Par (000)	Value
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 0.81%, 1/25/36 (b)	USD	10,000	$7,915,966
Flatiron CLO Ltd.:
Series 2011-1A, Class D, 4.23%, 1/15/23 (a)(b)		1,000	980,000
Series 2012-1A, Class C, 5.14%, 10/25/24 (a)(b)		725	708,520
Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.33%, 10/15/20		3,397	3,398,483
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42%, 1/15/20		3,765	3,765,294
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 3.13%, 4/20/23 (a)(b)		1,900	1,859,647
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 5.02%, 11/15/24 (a)(b)		4,365	4,206,196
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		5,539	5,518,358
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.61%, 12/25/36 (b)		18,270	16,128,954
Series 2006-HE4, Class A2, 0.61%, 12/25/36 (b)		3,538	3,123,388
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class B, 2.98%, 4/17/22 (a)(b)		2,000	2,009,077
Series 2012-6A, Class E, 6.13%, 4/17/23 (a)(b)		600	532,711
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.94%, 4/25/25 (a)(b)		1,500	1,400,473
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.79%, 7/17/23 (a)(b)		1,000	918,106
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (b)		9,657	9,408,125
Series 2000-1, Class A4, 8.14%, 3/20/30 (b)		10,255	10,773,989
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		4,994	2,537,076
GSAMP Trust, Series 2006-HE6, Class A4, 0.68%, 8/25/36 (b)		2,969	2,277,782
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, 3.63%, 7/28/25 (a)(b)		1,250	1,212,162
Series 5A-2015, Class C1, 3.84%, 1/29/26 (a)(b)		6,000	5,877,792
Series 6A-2015, Class C, 3.69%, 5/05/27 (a)(b)		1,100	1,079,974
Series 8A-2016, Class D, 5.33%, 4/20/27 (b)		1,000	930,000
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (a)(b)		1,300	1,171,560
Hyundai Auto Receivables Trust, Series 2016-A, Class A3, 1.56%, 9/15/20		2,580	2,594,710
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (a)		420	419,124
Invitation Homes Trust:
Series 2014-SFR1, Class D, 3.04%, 6/17/31 (a)(b)		4,700	4,650,664
Series 2014-SFR2, Class E, 3.85%, 9/17/31 (a)(b)		1,500	1,479,481
Series 2014-SFR3, Class E, 4.94%, 12/17/31 (a)(b)		5,400	5,342,738
Series 2015-SFR3, Class D, 3.19%, 8/17/32 (a)(b)		10,000	9,899,558

BLACKROCK FUNDS II	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-SFR3, Class E, 4.19%, 8/17/32 (a)(b)	USD	7,500	$7,221,424
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		4,480	2,460,132
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		5,625	3,086,044
LCM XIII LP, Series 13A, Class D, 4.43%, 1/19/23 (a)(b)		1,500	1,355,742
LCM XVII LP, Series 17A, Class D, 4.13%, 10/15/26 (a)(b)		1,000	873,707
LCM XVIII LP, Series 18A, Class C1, 3.78%, 4/20/27 (a)(b)		1,500	1,490,746
LCM XXI LP:
Series 21A, Class D, 5.73%, 4/20/28 (a)(b)		2,000	1,904,393
Series 21A, Class E, 8.28%, 4/20/28 (a)(b)		1,000	977,459
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.66%, 2/25/36 (b)		20,105	15,961,551
Series 2006-4, Class 1A, 0.59%, 5/25/36 (b)		41,054	21,662,273
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class AR, 1.61%, 8/15/22 (a)(b)		3,750	3,745,169
Series 2012-9AR, Class B2R, 2.31%, 8/15/22 (a)(c)		2,500	2,500,254
Madison Park Funding Ltd., Series 2012-9A, Class E, 5.87%, 8/15/22 (a)(b)		2,750	2,421,890
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.14%, 10/23/25 (a)(b)		5,000	4,431,925
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.38%, 1/19/25 (a)(b)		1,000	973,661
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 6.86%, 1/22/28 (a)(b)		1,000	841,893
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.88%, 1/27/26 (a)(b)		1,450	1,449,975
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.83%, 4/20/26 (a)(b)		4,750	4,723,400
Series 2015-16A, Class B, 3.63%, 4/20/26 (a)(b)		1,000	993,600
Madison Park Funding XX Ltd., Series 2016-20A, Class E, 8.08%, 4/27/27 (a)(b)		1,000	871,701
MASTR Asset Backed Securities Trust, Series 2006-AM2, Class A4, 0.70%, 6/25/36 (a)(b)		3,831	2,492,363
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 0.83%, 12/25/36 (b)		1,500	1,251,755
Mill Creek II CLO Ltd.:
Series 2016-1A, Class C, 4.35%, 4/20/28 (a)(b)		1,000	970,000
Series 2016-1A, Class E, 8.37%, 4/20/28 (a)(b)		1,000	940,000
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.51%, 11/25/36 (b)		10,077	4,357,921
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (b)(c)		887	447,725
Muir Woods CLO Ltd., Series 2012-1A, Class B, 3.23%, 9/14/23 (a)(b)		2,000	1,993,132
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		1,000	926,099

Asset-Backed Securities		Par (000)	Value
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.88%, 10/15/25 (a)(b)	USD	2,500	$2,287,435
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.17%, 8/04/25 (a)(b)		750	658,085
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.77%, 11/14/25 (a)(b)		1,350	1,319,156
Series 2014-18A, Class C, 4.37%, 11/14/25 (a)(b)		1,250	1,108,538
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21		3,970	3,967,180
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20		2,770	2,771,437
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 3.69%, 1/23/27 (a)(b)		1,850	1,836,125
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.92%, 11/15/25 (a)(b)		6,000	5,908,765
Series 2015-B1A, Class A, 2.17%, 2/15/26 (a)(b)		14,625	14,344,127
Series 2015-B1A, Class B, 2.92%, 2/15/26 (a)(b)		2,550	2,492,671
Series 2015-B1A, Class C, 3.72%, 2/15/26 (a)(b)		1,500	1,396,070
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,284	1,282,194
Series 1999-C, Class A2, 7.48%, 8/15/27		7,834	7,830,517
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		644	501,648
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		143	152,204
OCP CLO Ltd., Series 2015-8A, Class A1, 2.16%, 4/17/27 (a)(b)		4,750	4,716,634
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 3.97%, 4/15/27 (a)(b)		2,250	2,226,409
Series 2016-1A, Class D, 5.57%, 4/15/27 (a)(b)		1,250	1,186,871
Series 2016-1A, Class E, 8.47%, 4/15/27 (a)(b)		875	795,699
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (a)(b)		1,000	887,178
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.63%, 1/15/24 (a)(b)		2,000	1,842,969
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 2.06%, 8/12/26 (a)(b)		5,500	5,447,382
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.89%, 11/22/25 (a)(b)		2,000	1,985,400
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 2.04%, 11/20/23 (a)(b)		8,000	7,967,690
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,990	3,989,848
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.54%, 1/22/25 (a)(b)		4,250	3,970,179
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.34%, 7/22/27 (a)(b)		1,500	1,324,169
OZLM VI Ltd., Series 2014-6A, Class B, 3.53%, 4/17/26 (a)(b)		500	482,228
OZLM VIII Ltd., Series 2014-8A, Class B, 3.63%, 10/17/26 (a)(b)		2,500	2,418,861

4	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 2.17%, 1/30/27 (a)(b)	USD	8,750	$8,697,205
Series 2015-11A, Class B, 3.62%, 1/30/27 (a)(b)		3,750	3,630,269
Series 2015-11A, Class C2, 4.37%, 1/30/27 (a)(b)		1,100	975,151
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.07%, 4/30/27 (a)(b)		2,750	2,720,193
Series 2015-12A, Class A2, 2.62%, 4/30/27 (a)(b)		3,750	3,526,119
Series 2015-12A, Class D, 6.02%, 4/30/27 (a)(b)		1,250	914,001
OZLM XIII Ltd.:
Series 2015-13A, Class B, 3.32%, 7/30/27 (a)(b)		4,600	4,331,741
Series 2015-13A, Class C, 5.12%, 7/30/27 (a)(b)		1,000	958,980
Series 2015-13A, Class D, 6.07%, 7/30/27 (a)(b)		1,000	832,200
OZLM XIV Ltd.:
Series 2015-14A, Class C, 4.73%, 1/15/29 (a)(b)		950	851,704
Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(b)		1,000	781,051
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.48%, 10/17/22 (a)(b)		500	464,016
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.73%, 4/15/26 (a)(b)		1,500	1,487,780
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)		2,500	2,491,953
Pretium Mortgage Credit Partners I LLC:
Series 2016-NPL3, Class A1, 4.38%, 10/25/54 (a)		16,000	16,000,000
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		11,380	11,359,606
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.59%, 10/17/31 (a)(b)		4,000	3,920,920
Series 2015-SFR1, Class E, 4.44%, 2/17/32 (a)(b)		500	486,666
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		1,625	1,549,238
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (a)(b)		1,500	1,417,236
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.87%, 2/20/25 (a)(b)		3,500	3,465,000
Regatta Funding LP, Series 2013-2A, Class C, 4.63%, 1/15/25 (a)(b)		1,750	1,644,460
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,534,201
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		3,014	3,017,972
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,002,020
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,175,468
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,018,613
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		167	167,307
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.13%, 7/17/26 (a)(b)		4,000	3,633,420
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.68%, 4/15/25 (a)(b)		6,700	6,590,814
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.07%, 5/15/26 (a)(b)		2,000	1,976,559
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 0.81%, 3/15/23 (b)		590	582,639

Asset-Backed Securities		Par (000)	Value
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)	USD	1,350	$1,382,929
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,810	2,859,473
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,038,832
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	517,952
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	797,736
Series 2013-B, Class A2B, 1.53%, 6/17/30 (a)(b)		1,455	1,439,046
SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		2,210	2,205,658
Sound Point CLO I Ltd., Series 2012-1A, Class C, 3.93%, 10/20/23 (a)(b)		1,000	1,005,070
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.18%, 7/20/27 (a)(b)		1,000	894,700
Series 2015-2A, Class E, 6.13%, 7/20/27 (a)(b)		1,000	828,563
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 2.14%, 1/23/27 (a)(b)		4,250	4,215,479
Symphony CLO Ltd.:
Series 2012-10AR, Class AR, 1.59%, 7/23/23 (a)(b)		1,000	997,629
Series 2012-10AR, Class CR, 3.17%, 7/23/23 (a)(b)		2,500	2,468,888
Symphony CLO VII Ltd., Series 2011-7A, Class E, 4.23%, 7/28/21 (a)(b)		1,250	1,164,997
Symphony CLO XI Ltd., Series 2013-11A, Class C, 3.78%, 1/17/25 (a)(b)		6,000	5,957,714
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.93%, 10/15/25 (a)(b)		1,500	1,477,852
Symphony CLO XV Ltd.:
Series 2014-15A, Class A, 2.08%, 10/17/26 (a)(b)		15,000	14,943,113
Series 2014-15A, Class C, 3.83%, 10/17/26 (a)(b)		1,750	1,730,354
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.52%, 4/15/28 (a)(b)		750	716,447
Synchrony Credit Card Master Notes Trust, Series 2016-1, Class A, 2.04%, 3/15/22		5,000	5,033,765
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.14%, 4/26/26 (a)(b)		2,000	1,985,741
Series 2015-1A, Class A, 2.13%, 7/20/27 (a)(b)		2,250	2,221,875
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.17%, 1/20/27 (a)(b)		4,000	3,973,751
Series 2014-3A, Class B1, 2.98%, 1/20/27 (a)(b)		5,000	4,944,653
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.49%, 4/20/27 (a)(b)		1,000	937,500
Tyron Park CLO Ltd., Series 2013-1A, Class C, 4.13%, 7/15/25 (a)(b)		1,250	1,144,125
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 2.23%, 1/15/27 (a)(b)		2,350	2,326,249
Series 2014-19A, Class C, 3.93%, 1/15/27 (a)(b)		2,400	2,373,312
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.73%, 4/15/27 (a)(b)		1,000	966,100
Series 2015-20A, Class C, 3.78%, 4/15/27 (a)(b)		600	560,400

BLACKROCK FUNDS II	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 4.04%, 3/14/22 (a)(b)	USD	4,000	$3,796,754
Series 2012-2A, Class BR, 2.58%, 10/15/22 (a)(b)		11,750	11,546,960
Series 2012-2A, Class CR, 3.58%, 10/15/22 (a)(b)		2,500	2,425,625
Series 2012-3A, Class AR, 1.95%, 10/15/22 (a)(b)		1,000	997,192
Series 2013-2A, Class A1, 1.79%, 4/25/25 (a)(b)		3,500	3,436,987
Series 2014-4A, Class A1, 2.13%, 10/14/26 (a)(b)		5,000	4,981,250
Series 2014-4A, Class A2A, 3.03%, 10/14/26 (a)(b)		2,000	1,982,604
Series 2014-4A, Class B, 3.98%, 10/14/26 (a)(b)		1,800	1,810,219
Series 2015-1A, Class A2, 2.73%, 4/18/27 (a)(b)		5,750	5,633,275
Series 2015-2A, Class D, 4.04%, 7/23/27 (a)(b)		750	676,582
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.58%, 7/25/37 (a)(b)		5,941	4,986,323
Washington Mutual Asset-Backed Securities Asset-Backed Certificates, Series 2006-HE5, Class 1-A, 0.59%, 10/25/36 (b)		25,458	18,090,987
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, 3.61%, 1/20/27 (a)(b)		4,300	4,224,922
Series 2015-1A, Class C, 4.56%, 1/20/27 (a)(b)		4,600	4,327,864
Series 2015-1A, Class D, 6.61%, 1/20/27 (a)(b)		2,250	1,975,050
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		8,308	8,223,144
Wind River CLO Ltd., Series 2012-1A, Class D, 5.63%, 1/15/24 (a)(b)		1,000	990,800
World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21		5,070	5,081,247
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.21%, 10/17/26 (a)(b)		4,000	3,982,800
Total Asset-Backed Securities — 8.5%			1,073,901,936

Common Stocks
Aerospace & Defense — 0.2%
Boeing Co.		12,249	1,651,165
Embraer SA — ADR		75,459	1,743,103
Northrop Grumman Corp.		3,847	793,482
United Technologies Corp.		145,408	15,176,233

			19,363,983
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.		17,005	1,206,845
Deutsche Post AG, Registered Shares		414,511	12,175,600
Expeditors International of Washington, Inc.		9,998	496,001
Royal Mail PLC		61,956	441,287
United Parcel Service, Inc., Class B		63,352	6,656,395

			20,976,128
Airlines — 0.0%
Delta Air Lines, Inc.		5,741	239,227
Japan Airlines Co. Ltd.		42,600	1,533,357
Qantas Airways Ltd.		26,589	64,830

Common Stocks	Shares	Value
Airlines (continued)
Singapore Airlines Ltd.	237,900	$2,030,831
Turk Hava Yollari AO (d)	225,362	555,399

		4,423,644
Auto Components — 0.0%
Nokian Renkaat Oyj	58,412	2,157,513
Automobiles — 0.1%
Bayerische Motoren Werke AG, Preference Shares	27,886	2,220,274
Ford Motor Co.	83,320	1,129,819
General Motors Co.	34,075	1,083,585
Hero MotoCorp Ltd.	164,950	7,194,360
Isuzu Motors Ltd.	6,000	64,202
Peugeot SA (d)	37,426	603,166

		12,295,406
Banks — 0.9%
ABN AMRO Group NV — CVA (d)	234,615	5,019,445
Banco de Chile	34,530,765	3,785,618
Bank of Nova Scotia	33,582	1,761,135
China Construction Bank Corp., H Shares	5,800,000	3,683,737
Chongqing Rural Commercial Bank Co. Ltd., H Shares	310,000	162,930
Citizens Financial Group, Inc.	278,878	6,372,362
Credicorp Ltd.	9,327	1,356,332
DBS Group Holdings Ltd.	433,400	4,902,220
HSBC Holdings PLC	376,852	2,508,528
Industrial & Commercial Bank of China Ltd., H Shares	10,802,000	5,783,400
Intesa Sanpaolo SpA	4,951,103	13,428,069
Itau UniBanco Holding SA — ADR, Preference Shares	887,589	8,458,721
Kasikornbank Pcl — NVDR	518,200	2,456,945
KeyCorp	14,473	177,873
Lloyds Banking Group PLC	14,002,987	13,744,139
M&T Bank Corp.	63,848	7,554,495
Nordea Bank AB	956,327	9,295,637
Regions Financial Corp.	45,586	427,597
Siam Commercial Bank Pcl — NVDR	508,200	1,936,753
Svenska Handelsbanken AB, A Shares	459,797	6,133,762
U.S. Bancorp	175,531	7,493,418
Wells Fargo & Co.	150,148	7,504,397

		113,947,513
Beverages — 0.3%
Anheuser-Busch InBev SA/NV	39,769	4,933,524
Coca-Cola Co.	261,655	11,722,144
Diageo PLC	445,864	12,054,462
Dr. Pepper Snapple Group, Inc.	19,410	1,764,563
Fomento Economico Mexicano SAB de CV — ADR	16,372	1,526,034
PepsiCo, Inc.	98,409	10,132,191

		42,132,918
Biotechnology — 0.1%
AbbVie, Inc.	103,122	6,290,442
Biocon Ltd.	147,028	1,296,390

		7,586,832
Building Products — 0.1%
Assa Abloy AB, Class B	285,349	5,995,825
Geberit AG, Registered Shares	20,389	7,844,302

		13,840,127
Capital Markets — 0.0%
CETIP SA — Mercados Organizados	113,659	1,393,287

6	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Chemicals — 0.3%
Agrium, Inc.	11,678	$1,006,317
Braskem SA, Class A, Preference Shares	23,600	168,873
Covestro AG (d)	184,551	7,300,617
Eastman Chemical Co.	4,377	334,315
EMS-Chemie Holding AG, Registered Shares	90	44,538
Givaudan SA, Registered Shares	3,358	6,628,232
Mitsubishi Gas Chemical Co., Inc.	121,000	663,541
Sika AG	2,140	9,120,565
Syngenta AG, Registered Shares	14,759	5,920,798
Yara International ASA	93,588	3,743,333

		34,931,129
Commercial Services & Supplies — 0.1%
Cleanaway Co. Ltd.	299,000	1,617,906
Edenred	106,374	2,098,304
Loomis AB, Class B	158,336	4,398,130
Waste Management, Inc.	11,033	648,630

		8,762,970
Communications Equipment — 0.2%
Cisco Systems, Inc.	523,251	14,384,170
Telefonaktiebolaget LM Ericsson, B Shares	1,418,353	11,492,080

		25,876,250
Construction & Engineering — 0.2%
Bouygues SA	106,237	3,545,033
Skanska AB, B Shares	202,575	4,464,928
SPIE SA (d)	337,560	6,634,337
Vinci SA	128,728	9,614,525

		24,258,823
Construction Materials — 0.0%
Siam Cement Pcl — NVDR	229,950	3,206,948
Siam City Cement Pcl — NVDR	58,921	545,924
Taiwan Cement Corp.	377,000	383,483

		4,136,355
Containers & Packaging — 0.1%
DS Smith PLC	1,210,185	6,749,577
International Paper Co.	239,845	10,378,093

		17,127,670
Distributors — 0.1%
Genuine Parts Co.	104,712	10,049,211
Jardine Cycle & Carriage Ltd.	88,100	2,518,768

		12,567,979
Diversified Consumer Services — 0.1%
H&R Block, Inc.	524,897	10,623,915
Kroton Educacional SA	1,379,734	5,143,037

		15,766,952
Diversified Financial Services — 0.1%
BM&FBovespa SA	469,197	2,335,583
Bolsa Mexicana de Valores SAB de CV	1,569,307	2,602,339
Fubon Financial Holding Co. Ltd.	692,000	838,233
IG Group Holdings PLC	477,918	5,407,238
Industrivarden AB, C Shares	81,754	1,490,193

		12,673,586
Diversified Telecommunication Services — 1.0%
AT&T Inc.	83,155	3,228,077
BCE, Inc.	38,963	1,827,196
Bezeq The Israeli Telecommunication Corp. Ltd.	824,255	1,737,074
BT Group PLC	1,431,058	9,276,251
CenturyLink, Inc.	12,259	379,416

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
China Telecom Corp. Ltd., H Shares	264,000	$130,698
Chunghwa Telecom Co. Ltd.	915,000	3,089,258
Deutsche Telekom AG, Registered Shares	969,543	17,018,886
Elisa Oyj	83,874	3,136,228
HKT Trust & HKT Ltd.	525,000	760,742
Koninklijke KPN NV	3,037,175	11,935,111
Nippon Telegraph & Telephone Corp.	72,400	3,239,924
Orange SA	15,118	251,171
PCCW Ltd.	2,034,000	1,376,781
Swisscom AG, Registered Shares	14,813	7,527,649
TDC A/S	430,012	2,201,779
Telekomunikasi Indonesia Persero Tbk PT	9,347,800	2,507,948
Telenor ASA	404,123	6,953,409
TeliaSonera AB	1,398,247	6,687,212
TELUS Corp.	561,521	17,802,905
Turk Telekomunikasyon A/S	61,771	149,185
Verizon Communications, Inc.	404,223	20,591,120

		121,808,020
Electric Utilities — 0.3%
AusNet Services	31,066	36,140
CEZ A/S	5,058	98,776
Chubu Electric Power Co., Inc.	31,300	412,289
CLP Holdings Ltd.	292,000	2,699,546
EDP — Energias de Portugal SA	2,289,821	8,140,509
EDP — Energias do Brasil SA	10,300	38,005
Enel SpA	2,601,341	11,822,700
Energa SA	46,562	151,705
Equatorial Energia SA	10,200	125,392
Fortis, Inc.	7,077	224,488
Fortum Oyj	307,549	4,636,791
Interconexion Electrica SA ESP	29,843	91,142
Southern Co.	145,927	7,310,943
Terna Rete Elettrica Nazionale SpA	1,227,866	6,935,320
Tohoku Electric Power Co., Inc.	26,100	333,688
Transmissora Alianca de Energia Eletrica SA	67,600	395,075

		43,452,509
Electronic Equipment, Instruments & Components — 0.2%
Citizen Holdings Co. Ltd.	183,100	1,032,793
Hexagon AB, B Shares	197,625	7,894,087
Hon Hai Precision Industry Co. Ltd.	2,451,050	5,838,561
Simplo Technology Co. Ltd.	262,000	881,589
Tripod Technology Corp.	866,000	1,583,643
Yageo Corp.	850,732	1,384,213
Zhen Ding Technology Holding Ltd.	123,000	257,788

		18,872,674
Energy Equipment & Services — 0.0%
Technip SA	54,905	3,218,004
Food & Staples Retailing — 0.2%
BIM Birlesik Magazalar A/S	90,124	1,983,321
CVS Health Corp.	33,640	3,380,820
FamilyMart Co. Ltd.	22,800	1,203,262
Jean Coutu Group PJC, Inc.	2,846	43,279
Koninklijke Ahold NV	843,362	18,363,646
Kroger Co.	44,136	1,561,973
Lawson, Inc.	32,200	2,492,385
Metro, Inc.	5,383	180,148
President Chain Store Corp.	14,000	98,985
Sun Art Retail Group Ltd.	211,500	158,482
Sysco Corp.	7,121	328,064
Whole Foods Market, Inc.	26,309	765,066

		30,559,431

BLACKROCK FUNDS II	APRIL 30, 2016	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Food Products — 0.2%
Archer-Daniels-Midland Co.	30,932	$1,235,424
Bunge Ltd.	9,653	603,313
General Mills, Inc.	87,788	5,384,916
Gruma SAB de CV, B Shares	19,975	291,161
Hershey Co.	8,332	775,793
Hormel Foods Corp.	14,053	541,743
Indofood Sukses Makmur Tbk PT	66,900	35,958
JBS SA	97,800	257,918
Nestlé SA, Registered Shares	177,947	13,281,908
NH Foods Ltd.	21,000	468,077
Nissin Foods Holdings Co. Ltd.	1,500	69,634
Orkla ASA	522,110	4,557,985
Thai Union Group Pcl — NVDR	82,600	48,813
Toyo Suisan Kaisha Ltd.	18,900	667,506
Tyson Foods, Inc., Class A	10,091	664,190

		28,884,339
Gas Utilities — 0.1%
Gas Natural SDG SA	190,139	3,964,991
Osaka Gas Co. Ltd.	417,000	1,503,357
Snam SpA	1,362,506	8,332,308
Tokyo Gas Co. Ltd.	886,000	3,910,516

		17,711,172
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	413,413	6,239,759
ResMed, Inc.	3,783	211,091

		6,450,850
Health Care Providers & Services — 0.3%
Aetna, Inc.	1,096	123,048
AmerisourceBergen Corp.	88,710	7,549,221
Anthem, Inc.	38,098	5,363,055
Bumrungrad Hospital Pcl — NVDR	17,100	99,246
Cardinal Health, Inc.	71,540	5,613,028
Express Scripts Holding Co. (d)	54,515	4,019,391
Life Healthcare Group Holdings Ltd.	47,002	123,300
McKesson Corp.	8,065	1,353,468
Netcare Ltd.	22,604	57,637
Qualicorp SA	324,856	1,412,109
Sonic Healthcare Ltd.	334,100	4,902,739
Suzuken Co. Ltd.	1,400	47,975
UnitedHealth Group, Inc.	26,351	3,469,900

		34,134,117
Hotels, Restaurants & Leisure — 0.2%
Berjaya Sports Toto BHD	176,939	137,692
Carnival Corp.	15,303	750,612
McDonald’s Corp.	48,449	6,128,314
OPAP SA	244,558	1,848,739
Paddy Power PLC	50,099	6,733,103
Sands China Ltd.	1,191,200	4,243,887
Wyndham Worldwide Corp.	24,437	1,733,805

		21,576,152
Household Durables — 0.0%
Steinhoff International Holdings NV	27,087	169,444
Taylor Wimpey PLC	1,855,655	5,005,751

		5,175,195
Household Products — 0.2%
Church & Dwight Co., Inc.	10,305	955,274
Clorox Co.	46,734	5,852,499
Kimberly-Clark Corp.	24,743	3,097,576

Common Stocks	Shares	Value
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV, A Shares	1,727,406	$4,106,501
Procter & Gamble Co.	37,133	2,975,096
Svenska Cellulosa AB SCA, B Shares	257,770	8,133,064

		25,120,010
Independent Power and Renewable Electricity Producers — 0.1%
China Power International Development Ltd.	115,000	49,084
China Resources Power Holdings Co. Ltd.	382,000	643,383
Cia Energetica de Sao Paulo, B Shares, Preference Shares	83,100	345,762
Huaneng Power International, Inc., H Shares	610,000	435,088
NTPC Ltd. (d)	2,919,099	6,116,835

		7,590,152
Industrial Conglomerates — 0.2%
3M Co.	51,073	8,548,599
Alliance Global Group, Inc.	5,844,800	1,804,574
Bidvest Group Ltd.	2,784	70,732
General Electric Co.	247,091	7,598,048
LG Corp.	48,446	2,887,360
NWS Holdings Ltd.	60,000	91,136

		21,000,449
Insurance — 1.4%
Aflac, Inc.	4,066	280,432
AIA Group Ltd.	542,600	3,247,247
Allianz SE, Registered Shares	83,291	14,170,192
Allstate Corp.	11,092	721,535
Aviva PLC	1,348,424	8,542,953
AXA SA	1,085,835	27,417,032
AXIS Capital Holdings Ltd.	90,168	4,803,249
Cathay Financial Holding Co. Ltd.	114,000	127,656
Cincinnati Financial Corp.	8,831	582,934
CNP Assurances	85,240	1,452,517
Dai-ichi Life Insurance Co. Ltd.	28,600	343,763
Everest Re Group Ltd.	15,701	2,903,115
Gjensidige Forsikring ASA	110,269	1,887,883
Hyundai Marine & Fire Insurance Co. Ltd.	157,634	4,387,724
Mapfre SA	1,027,673	2,614,284
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	95,603	17,773,224
NN Group NV	173,657	6,028,107
Powszechny Zaklad Ubezpieczen SA	402,106	3,639,556
Progressive Corp.	5,650	184,190
Sampo Oyj, A Shares	622,400	27,224,585
Samsung Life Insurance Co. Ltd.	25,229	2,420,272
Sanlam Ltd.	550,535	2,673,602
SCOR SE	81,056	2,761,242
Sony Financial Holdings, Inc.	2,700	33,380
Swiss Re AG	155,164	13,790,759
Tryg A/S	66,669	1,259,767
UnipolSai SpA	549,599	1,286,096
Zurich Insurance Group AG	83,027	18,629,958

		171,187,254
Internet & Catalog Retail — 0.0%
Liberty Interactive Corp. QVC Group, Class A (d)	6,453	169,069
Internet Software & Services — 0.0%
Rightmove PLC	82,358	4,654,499
IT Services — 0.0%
International Business Machines Corp.	2,401	350,402
Itochu Techno-Solutions Corp.	3,900	76,426
Otsuka Corp.	1,100	52,457

8	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
IT Services (continued)
Paychex, Inc.	53,652	$2,796,342
Tata Consultancy Services Ltd.	63,161	2,411,700

		5,687,327
Leisure Products — 0.1%
Hasbro, Inc.	1,437	121,628
Mattel, Inc.	411,437	12,791,576

		12,913,204
Life Sciences Tools & Services — 0.1%
Lonza Group AG, Registered Shares	38,693	6,453,542
Machinery — 0.2%
Illinois Tool Works, Inc.	1,016	106,192
Kone Oyj, Class B	260,834	11,918,187
MAN SE	5,238	568,527
Metso Oyj	55,950	1,347,693
Sandvik AB	566,030	5,815,441
Wartsila Oyj Abp	85,004	3,648,164
Yangzijiang Shipbuilding Holdings Ltd.	460,800	337,826

		23,742,030
Marine — 0.0%
MISC BHD	38,500	83,278
Media — 0.4%
Axel Springer SE	23,596	1,319,425
BEC World Pcl — NVDR	352,200	261,682
Eutelsat Communications SA	272,622	8,470,010
Lagardere SCA	151,204	4,012,650
Media Nusantara Citra Tbk PT	10,141,451	1,797,344
ProSiebenSat.1 Media SE	291,421	14,887,317
RELX NV	287,746	4,832,312
SES SA	334,229	9,131,407
Sky PLC	40,855	561,596
Sun TV Network Ltd. (d)	681,496	3,820,604
UBM PLC	799,570	6,661,777

		55,756,124
Metals & Mining — 0.2%
Barrick Gold Corp.	4,774	92,421
Centamin PLC	1,614,858	2,855,721
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	1,257,303	2,097,272
Franco-Nevada Corp.	35,225	2,473,358
Gold Fields Ltd.	29,690	137,365
Goldcorp, Inc.	3,485	70,217
Grupo Mexico SAB de CV, Series B	974,432	2,478,466
Mitsubishi Materials Corp.	171,000	542,375
MMC Norilsk Nickel PJSC — ADR	422,284	6,237,135
Newcrest Mining Ltd. (d)	9,170	133,714
Newmont Mining Corp.	111,437	3,896,952
Sibanye Gold Ltd.	55,221	211,369
Ternium SA — ADR	103,890	2,120,395
Zijin Mining Group Co. Ltd., H Shares	7,546,000	2,517,504

		25,864,264
Multiline Retail — 0.1%
Isetan Mitsukoshi Holdings Ltd.	12,500	132,647
Kohl’s Corp.	23,537	1,042,689
Macy’s, Inc.	7,992	316,403
Target Corp.	79,822	6,345,849

		7,837,588
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	33,624	2,508,350
E.ON SE	174,139	1,804,816
Engie SA	10,166	167,673

Common Stocks	Shares	Value
Multi-Utilities (continued)
Suez Environnement Co.	252,607	$4,655,480
YTL Corp. BHD	339,900	135,650
YTL Power International BHD	262,700	100,870

		9,372,839
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Partners LP — MLP	95,300	2,433,962
Bharat Petroleum Corp. Ltd.	254,252	3,745,355
Boardwalk Pipeline Partners LP — MLP	67,800	1,103,106
Caltex Australia Ltd.	16,433	403,319
CNOOC Ltd. — ADR	13,222	1,631,991
Columbia Pipeline Partners LP — MLP	363,490	5,281,510
Delek Logistics Partners LP — MLP	184,740	6,207,264
Dominion Midstream Partners LP — MLP (d)	327,160	10,972,946
Energy Transfer Equity LP — MLP	143,800	1,787,434
Energy Transfer Partners LP — MLP	137,234	4,862,201
Enterprise Products Partners LP — MLP	919,208	24,533,662
EQT Midstream Partners LP — MLP	124,176	9,845,915
Genesis Energy LP — MLP	225,439	7,308,732
HollyFrontier Corp.	37,409	1,331,760
Inpex Corp.	6,300	50,084
IRPC Pcl — NVDR	457,100	66,603
JX Holdings, Inc.	471,800	2,027,753
Kinder Morgan, Inc.	91,900	1,632,144
Magellan Midstream Partners LP — MLP	266,580	19,212,421
Marathon Petroleum Corp.	32,474	1,269,084
MPLX LP — MLP	470,144	15,133,935
Novatek OAO — GDR	73,723	7,077,408
OMV AG	79,163	2,382,030
ONEOK Partners LP — MLP	224,665	7,966,621
ONEOK, Inc.	46,952	1,697,315
Phillips 66	49,643	4,076,187
Phillips 66 Partners LP — MLP	55,210	3,160,220
Plains All American Pipeline LP — MLP	379,743	8,711,304
Polski Koncern Naftowy ORLEN SA	9,058	163,365
PTT Pcl — NVDR	1,028,000	8,925,293
Repsol YPF SA	627,733	8,271,340
Rose Rock Midstream LP — MLP	40,304	696,050
Royal Dutch Shell PLC, B Shares	738,538	19,390,283
Shell Midstream Partners LP — MLP	497,720	18,798,884
Spectra Energy Corp.	3,153	98,594
Statoil ASA	597,493	10,516,651
Sunoco Logistics Partners LP — MLP	331,050	9,693,144
Sunoco LP — MLP	51,200	1,837,568
Targa Resources Corp.	90,987	3,681,334
Tesoro Corp.	30,523	2,432,378
Tesoro Logistics LP — MLP	118,264	5,468,527
Thai Oil Pcl — NVDR	191,300	360,838
TonenGeneral Sekiyu KK	135,000	1,278,681
TOTAL SA	273,416	13,818,727
Tupras Turkiye Petrol Rafinerileri A/S	62,492	1,648,256
Valero Energy Corp.	87,256	5,136,761
Valero Energy Partners LP — MLP	81,150	3,870,044
Western Gas Partners LP — MLP	107,400	5,247,564
Williams Cos., Inc.	20,570	398,852
Williams Partners LP — MLP	299,529	9,054,762
Woodside Petroleum Ltd.	9,977	213,608

		286,913,770
Paper & Forest Products — 0.0%
Fibria Celulose SA	17,400	153,295
UPM-Kymmene Oyj	281,896	5,396,101

		5,549,396
Personal Products — 0.2%
Hengan International Group Co. Ltd.	993,000	8,897,098

BLACKROCK FUNDS II	APRIL 30, 2016	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Personal Products (continued)
Unilever PLC	214,850	$9,599,935

		18,497,033
Pharmaceuticals — 1.3%
AstraZeneca PLC	658,908	37,803,386
Eli Lilly & Co.	1,229	92,826
GlaxoSmithKline PLC	236,756	5,060,075
Johnson & Johnson	224,290	25,138,423
Merck & Co., Inc.	15,716	861,865
Novartis AG, Registered Shares	247,133	18,807,380
Novo Nordisk A/S, Class B	259,710	14,500,751
Orion Oyj	57,673	2,014,223
Otsuka Holdings Co. Ltd.	46,900	1,828,374
Pfizer, Inc.	538,255	17,606,321
Richter Gedeon Nyrt	46,800	929,709
Roche Holding AG	21,615	5,468,794
Sanofi	366,192	30,184,096
UCB SA	2,907	218,053

		160,514,276
Professional Services — 0.0%
SGS SA, Registered Shares	2,314	5,102,096
Real Estate Investment Trusts (REITs) — 3.8%
American Capital Agency Corp.	50,860	934,298
Annaly Capital Management, Inc.	158,631	1,652,935
Ascendas Real Estate Investment Trust	149,500	272,851
Assura PLC	25,196,879	20,856,573
British Land Co. PLC	1,974,842	20,778,342
CapitaLand Mall Trust	933,700	1,433,371
CareTrust REIT, Inc.	936,879	11,917,101
Charter Hall Retail REIT	6,567,417	23,678,749
Community Healthcare Trust, Inc.	39,023	710,219
CyrusOne, Inc.	673,641	29,727,777
Empiric Student Property PLC	6,381,954	10,467,339
EPR Properties	415,707	27,386,777
Gramercy Property Trust	1,428,111	12,096,100
H&R Real Estate Investment Trust	11,445	199,948
Japan Rental Housing Investments, Inc.	19,359	15,246,182
Japan Senior Living Investment Corp. (e)	4,562	6,845,726
Kenedix Retail REIT Corp.	2,268	5,981,114
LaSalle Logiport REIT (d)(f)	35,611	34,004,489
Link REIT	31,000	188,073
MGM Growth Properties LLC, Class A (d)	220,808	4,873,233
National Storage REIT	8,908,467	11,614,527
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $8,213) (d)(g)	8,213	8,213
Parkway Life Real Estate Investment Trust (f)	3,793,900	6,911,592
Prologis, Inc.	530,222	24,077,381
Ramco-Gershenson Properties Trust	1,130,242	20,016,586
Retail Properties of America, Inc., Class A	1,576,453	25,207,483
Secure Income REIT PLC (d)	2,632,214	10,769,003
Smart Real Estate Investment Trust	38,481	1,032,948
SPH REIT	7,498,000	5,318,637
STAG Industrial, Inc.	1,350,884	26,963,645
Suntec Real Estate Investment Trust	125,500	156,803
Target Healthcare REIT Ltd.	3,221,520	5,044,402
UDR, Inc.	860,335	30,042,898
Unibail-Rodamco SE	41,961	11,247,503
Vastned Retail NV	352,373	15,520,533
Vicinity Centres	11,249,584	28,276,917
Welltower, Inc.	155,207	10,774,470
Wereldhave NV	324,310	16,716,290

		478,951,028

Common Stocks	Shares	Value
Real Estate Management & Development — 0.9%
BUWOG AG (d)	492,963	$10,377,618
Central Pattana Pcl — NVDR	1,682,400	2,536,944
China Overseas Land & Investment Ltd.	700,000	2,221,987
China Vanke Co. Ltd., H Shares	954,000	2,381,208
Croesus Retail Trust (f)	25,808,042	16,019,831
Daito Trust Construction Co. Ltd.	5,300	749,591
Entra ASA	1,569,572	14,821,076
First Capital Realty, Inc.	689,697	11,164,219
Hysan Development Co. Ltd.	233,000	1,029,503
LEG Immobilien AG	340,556	31,591,541
New Europe Property Investments PLC	19,140	240,997
Picton Property Income Ltd.	7,055,126	7,497,881
Sino Land Co. Ltd.	118,000	185,254
Sponda Oyj	3,194,079	13,909,352
Swiss Prime Site AG, Registered Shares	38,750	3,397,068

		118,124,070
Road & Rail — 0.0%
West Japan Railway Co.	800	48,293
Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV	57,003	5,509,695
Linear Technology Corp.	240,349	10,690,724
Taiwan Semiconductor Manufacturing Co. Ltd.	2,005,000	9,211,711
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	466,583	11,006,693
Vanguard International Semiconductor Corp.	262,000	399,221
Xilinx, Inc.	6,245	269,035

		37,087,079
Software — 0.1%
Microsoft Corp.	166,356	8,296,174
Red Hat, Inc. (d)	2,678	196,485
VMware, Inc., Class A (d)	8,129	462,621

		8,955,280
Specialty Retail — 0.1%
AutoZone, Inc. (d)	142	108,663
Best Buy Co., Inc.	45,455	1,458,196
Dick’s Sporting Goods, Inc.	29,304	1,357,947
Foot Locker, Inc.	1,019	62,607
GameStop Corp., Class A	24,943	818,130
Home Depot, Inc.	7,276	974,184
L Brands, Inc.	2,993	234,322
Lowe’s Cos., Inc.	8,372	636,439
Mr. Price Group Ltd.	271,762	3,454,830
Nitori Holdings Co. Ltd.	70,800	6,585,733
O’Reilly Automotive, Inc. (d)	3,027	795,132
USS Co. Ltd.	7,600	120,219

		16,606,402
Technology Hardware, Storage & Peripherals — 0.0%
Canon, Inc.	7,200	201,332
Chicony Electronics Co. Ltd.	570,140	1,365,789
Hewlett-Packard Co.	18,908	232,001
Lite-On Technology Corp.	1,885,165	2,289,759
NetApp, Inc.	10,940	258,622

		4,347,503
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	109,000	277,648
Belle International Holdings Ltd.	193,000	117,702
Eclat Textile Co. Ltd.	167,000	1,900,810
Feng TAY Enterprise Co. Ltd.	43,000	184,764
HUGO BOSS AG	34,709	2,215,002

10	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks		Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Li & Fung Ltd. (f)		438,000	$270,885
Pandora A/S		51,601	6,708,778
Shenzhou International Group Holdings Ltd.		17,000	87,882
Yue Yuen Industrial Holdings Ltd.		49,500	180,300

			11,943,771
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.		182,129	2,984,586
Indiabulls Housing Finance Ltd.		385,146	4,014,941

			6,999,527
Tobacco — 0.9%
Altria Group, Inc.		346,194	21,709,826
British American Tobacco Malaysia BHD		139,000	1,632,489
British American Tobacco PLC		614,908	37,492,353
Imperial Brands PLC		506,014	27,513,705
Japan Tobacco, Inc.		150,000	6,128,691
KT&G Corp.		61,320	6,606,320
Philip Morris International, Inc.		130,701	12,824,382
Reynolds American, Inc.		105,938	5,254,526

			119,162,292
Trading Companies & Distributors — 0.0%
Rexel SA		154,240	2,338,688
Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA		411,898	6,953,869
Airports of Thailand Pcl — NVDR		62,700	702,910
Atlantia SpA		453,655	12,645,469
Beijing Capital International Airport Co. Ltd., H Shares		2,312,000	2,480,553
China Merchants Holdings International Co. Ltd.		1,487,196	4,411,332
EcoRodovias Infraestrutura e Logistica SA		757,311	1,649,272
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		668,670	6,313,726
Grupo Aeroportuario del Sureste SAB de CV — ADR		36,549	5,622,698
Jiangsu Expressway Co. Ltd., H Shares		4,370,000	5,742,955
Zhejiang Expressway Co. Ltd., H Shares		1,390,000	1,418,360

			47,941,144
Water Utilities — 0.0%
Aguas Andinas SA, Class A		289,715	167,859
Guangdong Investment Ltd.		588,000	830,292

			998,151
Wireless Telecommunication Services — 0.4%
Advanced Info Service Pcl — NVDR		773,600	3,447,080
China Mobile Ltd.		737,000	8,461,329
China Mobile Ltd. — ADR		89,170	5,129,058
Far EasTone Telecommunications Co. Ltd.		3,842,402	8,664,274
KCell JSC — GDR		81,782	237,168
MTN Group Ltd.		22,276	233,196
NTT DOCOMO, Inc.		73,700	1,767,619
Rogers Communications, Inc., Class B		289,119	11,244,925
Vodacom Group Ltd.		81,858	951,759
Vodafone Group PLC		4,842,185	15,600,785

			55,737,193
Total Common Stocks — 19.7%			2,489,310,149

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
Boeing Co.:
2.35%, 10/30/21	USD	270	278,434

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
5.88%, 2/15/40	USD	845	$1,110,541
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		100	90,375
General Dynamics Corp., 2.25%, 11/15/22		695	705,255
Honeywell International, Inc., 4.25%, 3/01/21		750	838,464
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (a)		1,686	1,767,147
5.00%, 11/15/25 (a)		290	304,863
KLX, Inc., 5.88%, 12/01/22 (a)		1,850	1,861,563
L-3 Communications Corp., 4.75%, 7/15/20		1,000	1,069,788
Lockheed Martin Corp.:
3.10%, 1/15/23		110	115,283
3.55%, 1/15/26		1,000	1,072,005
3.60%, 3/01/35		220	221,585
4.07%, 12/15/42		295	307,612
3.80%, 3/01/45		500	503,739
4.70%, 5/15/46		915	1,052,108
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		700	679,000
Northrop Grumman Corp.:
3.50%, 3/15/21		1,000	1,067,733
5.05%, 11/15/40		400	460,728
Precision Castparts Corp.:
2.25%, 6/15/20		600	617,577
4.20%, 6/15/35		400	430,301
Raytheon Co., 4.70%, 12/15/41		645	745,786
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,159,125
Textron, Inc., 3.65%, 3/01/21		500	513,879
TransDigm, Inc.:
5.50%, 10/15/20		637	646,555
6.00%, 7/15/22		6,848	6,931,546
6.50%, 7/15/24		2,215	2,231,613
6.50%, 5/15/25		1,884	1,893,420
United Technologies Corp.:
1.78%, 5/04/18 (c)		2,500	2,515,975
3.10%, 6/01/22		525	555,503
4.50%, 6/01/42		500	556,879
4.15%, 5/15/45		500	530,943

			32,835,325
Air Freight & Logistics — 0.1%
FedEx Corp., 4.55%, 4/01/46		175	186,378
United Parcel Service, Inc.:
2.45%, 10/01/22		1,000	1,034,585
6.20%, 1/15/38		455	626,459
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)		5,040	5,273,100
5.75%, 6/15/21	EUR	310	349,689
6.50%, 6/15/22 (a)	USD	2,083	2,028,425

			9,498,636
Airlines — 0.3%
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)		410	418,200
4.63%, 3/01/20 (a)		1,042	1,023,765
American Airlines Pass-Through Trust:
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		3,355	3,414,192
Series 2015-1, Class A, 3.38%, 11/01/28		980	990,803
Series 2016-1, Class A, 4.10%, 7/15/29		3,700	3,861,875
Series 2016-1, Class B, 5.25%, 7/15/25		8,775	9,016,313
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,244,250

BLACKROCK FUNDS II	APRIL 30, 2016	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Airlines (continued)
Continental Airlines Pass-Through Trust, 9.00%, 1/08/18	USD	807	$823,311
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		5,882	5,985,037
Heathrow Finance PLC:
5.38%, 9/01/19	GBP	732	1,154,546
5.75%, 3/03/25		272	417,446
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,295,511
U.S. Airways Group, Inc., 6.13%, 6/01/18	USD	150	155,835
United Airlines Pass-Through Trust, 3.75%, 9/03/26		942	965,321
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 4/23/25 (a)		1,167	1,198,633
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,086	1,085,575

			33,050,613
Auto Components — 0.3%
Affinia Group, Inc., 7.75%, 5/01/21		1,010	1,042,825
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	528,750
Dakar Finance SA, 9.00% (9.00% Cash or 9.00% PIK), 11/15/20 (h)	EUR	375	420,808
Faurecia, 3.63%, 6/15/23		1,387	1,615,986
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	428,954
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		370	445,490
Goodyear Tire & Rubber Co.:
6.50%, 3/01/21	USD	4,760	5,012,875
7.00%, 5/15/22		1,335	1,441,800
5.13%, 11/15/23		615	634,987
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		1,620	1,615,950
4.88%, 3/15/19		5,687	5,644,347
6.00%, 8/01/20		1,500	1,496,400
5.88%, 2/01/22		3,491	3,329,541
Lear Corp., 5.25%, 1/15/25		500	531,250
MPG Holdco I, Inc., 7.38%, 10/15/22		500	500,000
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		900	924,750
Schaeffler Finance BV:
4.25%, 5/15/21 (a)		1,850	1,900,875
4.75%, 5/15/21 (a)		700	719,250
4.75%, 5/15/23 (a)		2,040	2,096,100
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (h)	EUR	1,400	1,655,178
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(h)	USD	1,440	1,483,200
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(h)		942	982,035
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (h)	EUR	700	857,278
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(h)	USD	2,332	2,537,507
Tenneco, Inc., 6.88%, 12/15/20		100	103,875
ZF North America Capital, Inc.:
4.00%, 4/29/20 (a)		800	836,000
4.50%, 4/29/22 (a)		825	844,577
4.75%, 4/29/25 (a)		1,000	1,013,750

			40,644,338
Automobiles — 0.1%
American Honda Finance Corp., 1.70%, 2/22/19		1,055	1,067,137

Corporate Bonds		Par (000)	Value
Automobiles (continued)
BMW U.S. Capital LLC, 1.50%, 4/11/19 (a)	USD	850	$851,791
Daimler Finance North America LLC, 8.50%, 1/18/31		350	553,817
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,083,320
5.25%, 4/15/23		1,000	1,011,290
Fiat Chrysler Finance Europe:
6.63%, 3/15/18	EUR	1,997	2,497,050
4.75%, 3/22/21		1,910	2,388,471
4.75%, 7/15/22		1,330	1,659,987
Ford Motor Co.:
7.45%, 7/16/31	USD	500	663,561
4.75%, 1/15/43		100	103,959
General Motors Co.:
3.50%, 10/02/18		1,395	1,439,443
5.00%, 4/01/35		750	749,769
6.60%, 4/01/36		505	590,916
6.25%, 10/02/43		50	56,348
5.20%, 4/01/45		500	499,228
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	256,875
4.25%, 11/15/19 (a)		200	206,500
3.50%, 3/15/20 (a)		850	850,000
5.00%, 2/15/22	GBP	187	281,965
5.63%, 2/01/23 (a)	USD	150	158,250

			16,969,677
Banks — 2.7%
Abbey National Treasury Services PLC, 3.05%, 8/23/18		1,000	1,031,105
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	185	174,340
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)		2,562	2,764,949
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	USD	730	739,265
4.50%, 3/19/24		1,834	1,878,014
Banco de Sabadell SA, 5.63%, 5/06/26	EUR	1,700	1,936,180
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(i)		800	212,980
4.75%, 1/15/18 (d)(i)		1,500	399,338
4.00%, 1/21/19 (d)(i)		5,400	1,437,617
Banco Popolare SC, 3.50%, 3/14/19		1,676	1,994,112
Bank of America Corp.:
6.50%, 8/01/16	USD	1,200	1,216,104
5.42%, 3/15/17		800	826,837
1.70%, 8/25/17		4,390	4,403,047
6.40%, 8/28/17		720	763,960
6.00%, 9/01/17		780	824,089
5.75%, 12/01/17		630	669,130
2.00%, 1/11/18		1,770	1,778,199
5.65%, 5/01/18		760	816,153
2.60%, 1/15/19		5,571	5,667,846
2.65%, 4/01/19		2,000	2,040,740
5.63%, 7/01/20		1,930	2,168,810
2.63%, 10/19/20		350	353,163
5.00%, 5/13/21		2,350	2,611,353
3.30%, 1/11/23		520	528,467
4.20%, 8/26/24		750	763,814
3.95%, 4/21/25		500	499,327
4.45%, 3/03/26		355	367,338
4.25%, 10/22/26		1,000	1,022,069
5.88%, 2/07/42		290	358,971
5.00%, 1/21/44		300	334,391
4.88%, 4/01/44		775	852,588
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	4,487	5,082,905

12	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Bank of Montreal:
1.40%, 9/11/17	USD	1,090	$1,094,295
1.80%, 7/31/18		600	602,726
Bank of Nova Scotia:
2.45%, 3/22/21		3,200	3,240,246
1.88%, 4/26/21		3,290	3,279,163
Bankia SA, 4.00%, 5/22/24 (b)	EUR	10,400	11,543,640
Barclays PLC, 2.00%, 3/16/18	USD	1,000	993,864
BB&T Corp., 4.90%, 6/30/17		500	520,027
Bear Stearns Cos. LLC:
5.55%, 1/22/17		650	668,944
7.25%, 2/01/18		1,430	1,566,315
BNP Paribas SA:
2.38%, 9/14/17		740	749,080
2.40%, 12/12/18		1,360	1,383,910
6.13%, 12/29/49 (b)	EUR	1,670	1,845,311
BPCE SA:
1.63%, 2/10/17	USD	500	501,381
1.61%, 7/25/17		150	149,665
2.50%, 12/10/18		840	855,540
CIT Group, Inc.:
5.00%, 5/15/17		1,200	1,224,750
4.25%, 8/15/17		1,325	1,344,047
5.25%, 3/15/18		550	567,187
6.63%, 4/01/18 (a)		890	937,837
5.50%, 2/15/19 (a)		4,127	4,323,033
3.88%, 2/19/19		900	904,500
5.00%, 8/15/22		1,200	1,257,000
5.00%, 8/01/23		5,725	5,954,000
Citigroup, Inc.:
1.80%, 2/05/18		800	800,765
1.70%, 4/27/18		800	800,248
2.50%, 9/26/18		950	966,852
2.05%, 12/07/18		900	904,705
2.50%, 7/29/19		2,100	2,135,280
4.50%, 1/14/22		1,070	1,168,456
4.05%, 7/30/22		750	785,095
3.75%, 6/16/24		480	499,937
3.30%, 4/27/25		500	503,895
4.40%, 6/10/25		750	774,085
4.60%, 3/09/26		420	436,433
4.45%, 9/29/27		1,200	1,222,574
8.13%, 7/15/39		396	607,133
4.65%, 7/30/45		750	802,063
Commerzbank AG, 7.75%, 3/16/21	EUR	5,800	8,125,426
Commonwealth Bank of Australia, 1.75%, 11/02/18	USD	1,085	1,089,975
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA:
2.25%, 1/14/20		750	755,227
4.50%, 1/11/21		430	475,326
3.88%, 2/08/22		820	882,741
4.38%, 8/04/25		700	732,094
5.25%, 5/24/41		540	652,300
5.25%, 8/04/45		250	278,209
Deutsche Bank AG:
6.00%, 9/01/17		1,040	1,092,355
2.50%, 2/13/19		965	970,028
4.50%, 4/01/25		1,000	922,229
4.30%, 5/24/28 (b)		30,750	27,462,487
Fifth Third Bancorp, 2.88%, 7/27/20		1,000	1,014,400
Fifth Third Bank:
1.45%, 2/28/18		400	399,495
2.88%, 10/01/21		610	619,707
HSBC Bank USA N.A., 4.88%, 8/24/20		670	725,777

Corporate Bonds		Par (000)	Value
Banks (continued)
HSBC Holdings PLC:
3.40%, 3/08/21	USD	1,525	$1,579,578
5.10%, 4/05/21		1,000	1,109,462
4.25%, 3/14/24		600	613,461
4.30%, 3/08/26		2,750	2,887,283
6.50%, 5/02/36		600	726,825
6.80%, 6/01/38		430	537,530
6.10%, 1/14/42		400	507,995
5.25%, 3/14/44		470	500,370
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,009,431
1.63%, 1/16/18		1,000	999,746
2.38%, 11/13/19		800	810,319
2.35%, 3/05/20		1,000	1,008,906
5.00%, 9/27/20		380	410,860
HSH Nordbank AG:
0.62%, 2/14/17 (b)		1,723	1,821,173
0.66%, 2/14/17 (b)	EUR	1,167	1,236,059
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		3,000	3,245,580
International Bank for Reconstruction & Development, 1.88%, 3/15/19	USD	4,280	4,374,943
Intesa Sanpaolo SpA:
5.02%, 6/26/24 (a)		1,300	1,223,495
2.86%, 4/23/25	EUR	1,595	1,791,791
5.71%, 1/15/26 (a)	USD	1,000	971,794
3.93%, 9/15/26	EUR	2,100	2,462,652
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,093,274
1.80%, 1/25/18		1,420	1,428,943
1.70%, 3/01/18		1,650	1,656,750
6.30%, 4/23/19		800	901,453
2.20%, 10/22/19		1,345	1,362,533
2.25%, 1/23/20		1,000	1,007,322
4.95%, 3/25/20		1,000	1,101,663
2.55%, 10/29/20		300	304,263
2.55%, 3/01/21		1,900	1,926,661
4.35%, 8/15/21		1,380	1,510,646
3.88%, 2/01/24		855	914,268
3.88%, 9/10/24		500	516,639
3.13%, 1/23/25		750	752,041
4.25%, 10/01/27		1,100	1,148,055
6.40%, 5/15/38		270	364,914
5.40%, 1/06/42		550	667,299
5.63%, 8/16/43		850	998,660
4.85%, 2/01/44		1,150	1,326,570
4.95%, 6/01/45		600	648,923
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	955,848
KFW:
1.88%, 6/30/20		1,930	1,969,582
1.88%, 11/30/20		2,345	2,386,607
Lloyds Bank PLC:
1.75%, 5/14/18		935	935,590
2.00%, 8/17/18		1,000	1,004,253
2.35%, 9/05/19		750	757,425
Lloyds Banking Group PLC, 6.66% (a)(b)(j)		3,000	3,255,000
Merrill Lynch & Co., 7.75%, 5/14/38		500	695,686
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/01/21		2,800	2,859,774
3.85%, 3/01/26		2,100	2,206,571
Mizuho Financial Group, Inc., 3.48%, 4/12/26		4,100	4,124,805
National Savings Bank, 8.88%, 9/18/18		5,300	5,584,875
PNC Bank N.A.:
2.25%, 7/02/19 (k)		1,520	1,549,594
2.70%, 11/01/22 (k)		300	300,697

BLACKROCK FUNDS II	APRIL 30, 2016	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
PNC Funding Corp.:
4.38%, 8/11/20 (k)	USD	750	$822,059
3.30%, 3/08/22 (k)		510	538,052
Popular, Inc., 7.00%, 7/01/19		15,981	15,581,475
Regions Financial Corp., 2.00%, 5/15/18		1,285	1,283,250
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	470,782
3.45%, 2/02/21		2,100	2,147,506
Royal Bank of Canada:
2.20%, 9/23/19		529	539,864
2.10%, 10/14/20		2,250	2,262,690
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,603,765
6.10%, 6/10/23		650	673,433
6.00%, 12/19/23		22,988	23,512,586
3.63%, 3/25/24 (b)	EUR	2,700	3,024,994
5.13%, 5/28/24	USD	1,500	1,468,225
4.80%, 4/05/26		700	713,258
Santander UK PLC, 5.00%, 11/07/23 (a)		11,225	11,666,693
Shinhan Bank, 3.88%, 3/24/26		1,630	1,648,848
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,338,511
2.50%, 7/19/18		1,750	1,777,583
Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/09/21		1,900	1,940,263
Toronto-Dominion Bank, 1.40%, 4/30/18		1,000	1,000,583
U.S. Bancorp, 1.95%, 11/15/18		730	743,060
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,138,807
UniCredit SpA:
6.95%, 10/31/22	EUR	4,066	5,344,514
5.75%, 10/28/25 (b)		7,918	9,665,451
United Overseas Bank Ltd., 3.50%, 9/16/26 (b)	USD	3,000	3,015,450
Wachovia Corp.:
5.75%, 6/15/17		1,000	1,050,222
5.75%, 2/01/18		2,350	2,526,050
Wells Fargo & Co.:
1.40%, 9/08/17		700	701,861
1.50%, 1/16/18		1,000	1,004,300
2.60%, 7/22/20		1,320	1,353,018
2.50%, 3/04/21		1,540	1,564,569
3.50%, 3/08/22		1,200	1,275,185
4.48%, 1/16/24		800	866,004
3.00%, 2/19/25		1,300	1,304,108
3.55%, 9/29/25		1,750	1,833,619
3.00%, 4/22/26		1,700	1,695,762
4.10%, 6/03/26		500	525,982
5.38%, 2/07/35		540	658,927
5.38%, 11/02/43		350	398,734
5.61%, 1/15/44		300	351,429
4.65%, 11/04/44		460	476,819
3.90%, 5/01/45		950	942,790
4.90%, 11/17/45		175	189,221
Woori Bank, 4.75%, 4/30/24		1,800	1,860,248

			343,175,946
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,476,796
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		1,750	1,775,081
2.65%, 2/01/21		4,485	4,606,288
3.65%, 2/01/26		3,000	3,162,285
4.70%, 2/01/36		500	546,817
4.90%, 2/01/46		2,065	2,341,830
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,411,440

Corporate Bonds		Par (000)	Value
Beverages (continued)
2.50%, 7/15/22	USD	825	$831,204
Coca-Cola Co., 2.88%, 10/27/25		1,500	1,566,876
Constellation Brands, Inc.:
7.25%, 9/01/16		200	203,250
7.25%, 5/15/17		750	790,313
3.75%, 5/01/21		500	518,750
6.00%, 5/01/22		350	398,125
4.25%, 5/01/23		500	522,500
Cott Beverages, Inc.:
6.75%, 1/01/20		400	419,000
5.38%, 7/01/22		400	411,000
Diageo Investment Corp.:
2.88%, 5/11/22		500	522,289
7.45%, 4/15/35		350	503,391
Dr. Pepper Snapple Group, Inc.:
3.40%, 11/15/25		1,000	1,043,328
4.50%, 11/15/45		210	221,374
PepsiCo, Inc.:
2.75%, 3/05/22		1,270	1,331,106
2.75%, 4/30/25		800	824,077
2.85%, 2/24/26		325	334,723
3.60%, 8/13/42		575	568,974
4.45%, 4/14/46		1,470	1,640,696
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		1,560	1,573,865

			29,545,378
Biotechnology — 0.2%
AbbVie, Inc.:
1.80%, 5/14/18		1,740	1,752,103
2.00%, 11/06/18		2,550	2,572,639
2.50%, 5/14/20		830	844,182
4.50%, 5/14/35		300	312,065
4.40%, 11/06/42		300	309,085
4.70%, 5/14/45		300	318,622
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (a)		385	345,538
Amgen, Inc.:
2.20%, 5/22/19		2,080	2,124,002
2.70%, 5/01/22		750	767,417
3.13%, 5/01/25		1,600	1,642,245
5.15%, 11/15/41		500	569,347
Baxalta, Inc.:
2.00%, 6/22/18 (a)		800	797,928
4.00%, 6/23/25 (a)		500	516,347
Biogen, Inc., 2.90%, 9/15/20		1,750	1,813,499
Celgene Corp.:
2.13%, 8/15/18		1,300	1,317,554
3.55%, 8/15/22		1,000	1,046,704
Gilead Sciences, Inc.:
2.55%, 9/01/20		1,390	1,443,764
3.50%, 2/01/25		885	939,846
3.65%, 3/01/26		840	897,522
4.50%, 2/01/45		720	767,561
4.75%, 3/01/46		960	1,064,882

			22,162,852
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		2,140	2,214,900
5.75%, 12/15/23 (a)		419	438,903
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		1,130	1,189,325
Building Materials Corp. of America:
5.38%, 11/15/24 (a)		720	750,600
6.00%, 10/15/25 (a)		3,460	3,728,150
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		2,350	2,220,750

14	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Building Products (continued)
Griffon Corp., 5.25%, 3/01/22	USD	375	$376,875
Masco Corp.:
7.13%, 3/15/20		100	115,500
4.45%, 4/01/25		500	521,880
4.38%, 4/01/26		350	360,500
Masonite International Corp., 5.63%, 3/15/23 (a)		1,360	1,421,200
Nortek, Inc., 8.50%, 4/15/21		500	520,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,890	1,875,825
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		903	939,120
5.50%, 2/15/23 (a)		1,297	1,356,986
USG Corp.:
9.75%, 1/15/18		4,050	4,546,125
5.88%, 11/01/21 (a)		1,523	1,602,957
5.50%, 3/01/25 (a)		184	194,810

			24,374,406
Capital Markets — 0.7%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,503,024
Bank of New York Mellon Corp.:
2.30%, 9/11/19		365	373,303
2.15%, 2/24/20		750	757,684
2.05%, 5/03/21		1,145	1,149,800
Charles Schwab Corp.:
4.45%, 7/22/20		550	605,446
3.45%, 2/13/26		2,030	2,126,524
CPUK Finance Ltd., 7.00%, 8/28/42	GBP	3,700	5,636,040
Credit Suisse AG:
6.00%, 2/15/18	USD	1,800	1,917,043
2.30%, 5/28/19		2,250	2,277,812
5.30%, 8/13/19		750	823,460
3.00%, 10/29/21		580	592,283
6.50%, 8/08/23 (a)		10,000	10,630,140
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20 (a)		1,000	1,001,706
3.45%, 4/16/21 (a)		1,095	1,106,324
3.75%, 3/26/25		1,000	976,260
4.88%, 5/15/45		650	658,876
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	451,724
E*TRADE Financial Corp.:
5.38%, 11/15/22		1,748	1,855,519
4.63%, 9/15/23		1,660	1,680,252
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		3,808	4,041,263
2.38%, 1/22/18		2,140	2,167,069
2.90%, 7/19/18		1,247	1,277,157
2.00%, 4/25/19		150	150,460
2.55%, 10/23/19		1,630	1,654,862
2.60%, 4/23/20		3,000	3,036,558
2.88%, 2/25/21		640	650,273
5.25%, 7/27/21		1,450	1,639,297
3.85%, 7/08/24		680	707,604
3.50%, 1/23/25		750	758,458
3.75%, 5/22/25		2,395	2,461,368
4.25%, 10/21/25		155	158,266
3.75%, 2/25/26		205	210,851
6.13%, 2/15/33		970	1,187,742
6.45%, 5/01/36		500	585,539
6.75%, 10/01/37		750	909,208
5.15%, 5/22/45		500	514,122
4.75%, 10/21/45		1,225	1,303,614
Morgan Stanley:
5.45%, 1/09/17		930	957,091
5.55%, 4/27/17		2,700	2,813,508
1.88%, 1/05/18		1,000	1,004,393

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
6.63%, 4/01/18	USD	2,726	$2,973,728
2.13%, 4/25/18		3,020	3,046,893
2.20%, 12/07/18		225	226,974
2.45%, 2/01/19		3,715	3,771,605
2.65%, 1/27/20		2,000	2,029,002
5.75%, 1/25/21		1,370	1,561,127
4.10%, 5/22/23		1,000	1,033,898
3.88%, 4/29/24		860	904,482
4.00%, 7/23/25		1,365	1,436,112
4.35%, 9/08/26		500	516,661
3.95%, 4/23/27		1,000	998,536
6.38%, 7/24/42		340	449,262
4.30%, 1/27/45		1,265	1,284,673
UBS AG:
1.38%, 8/14/17		1,200	1,198,536
4.75%, 2/12/26 (b)	EUR	4,400	5,304,012

			92,047,424
Chemicals — 0.4%
Agrium, Inc., 5.25%, 1/15/45	USD	500	518,280
Air Products & Chemicals, Inc.:
1.20%, 10/15/17		500	501,979
3.35%, 7/31/24		500	527,296
Airgas, Inc., 2.95%, 6/15/16		630	630,203
Ashland, Inc.:
3.88%, 4/15/18		1,212	1,245,330
4.75%, 8/15/22		825	829,744
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding, 7.38%, 5/01/21 (a)		3,050	3,225,375
Blue Cube Spinco, Inc.:
9.75%, 10/15/23 (a)		475	542,094
10.00%, 10/15/25 (a)		325	374,563
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		350	360,325
Chemours Co.:
6.63%, 5/15/23 (a)		1,409	1,232,875
7.00%, 5/15/25 (a)		1,357	1,177,197
Dow Chemical Co.:
3.00%, 11/15/22		750	772,982
3.50%, 10/01/24		500	521,201
4.38%, 11/15/42		500	492,851
4.63%, 10/01/44		500	509,289
E.I. Du Pont de Nemours & Co., 6.50%, 1/15/28		400	496,093
Eagle Spinco, Inc., 4.63%, 2/15/21		500	497,500
Eastman Chemical Co., 2.70%, 1/15/20		750	766,328
Ecolab, Inc., 2.00%, 1/14/19		1,200	1,209,529
GCP Applied Technologies, Inc., 9.50%, 2/01/23 (a)		350	383,250
Huntsman International LLC:
4.88%, 11/15/20		771	776,783
5.13%, 4/15/21	EUR	1,153	1,359,223
5.13%, 11/15/22	USD	2,020	2,030,100
INEOS Finance PLC, 4.00%, 5/01/23	EUR	3,355	3,750,422
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	200	202,500
5.88%, 2/15/19 (a)		600	609,000
LYB International Finance BV, 4.88%, 3/15/44		750	783,241
LyondellBasell Industries NV:
5.00%, 4/15/19		2,050	2,212,048
5.75%, 4/15/24		750	874,691
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	1,347	1,565,526
Monsanto Co.:
3.38%, 7/15/24	USD	1,000	1,027,020
4.20%, 7/15/34		695	668,734
4.40%, 7/15/44		335	322,431

BLACKROCK FUNDS II	APRIL 30, 2016	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
4.70%, 7/15/64	USD	150	$132,839
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		131	131,000
6.50%, 2/01/22 (a)		4,773	4,200,240
PolyOne Corp., 5.25%, 3/15/23		400	401,000
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	544,381
5.63%, 12/01/40		200	233,700
PPG Industries, Inc.:
6.65%, 3/15/18		230	249,402
5.50%, 11/15/40		335	378,733
PQ Corp., 6.75%, 11/15/22 (a)		1,280	1,320,000
Praxair, Inc., 3.55%, 11/07/42		200	189,892
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	2,590	2,609,811
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	338,000
Sherwin-Williams Co., 1.35%, 12/15/17		500	501,023
TPC Group, Inc., 8.75%, 12/15/20 (a)		600	442,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	1,319	1,544,311
WR Grace & Co.:
5.13%, 10/01/21 (a)	USD	450	471,150
5.63%, 10/01/24 (a)		1,020	1,078,650
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,500	1,943,750

			49,706,385
Commercial Services & Supplies — 0.3%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	1,310	1,847,119
ACCO Brands Corp., 6.75%, 4/30/20	USD	300	318,000
Acosta, Inc., 7.75%, 10/01/22 (a)		1,045	971,850
ADT Corp.:
2.25%, 7/15/17		350	354,375
4.13%, 4/15/19		575	616,687
6.25%, 10/15/21		925	956,931
3.50%, 7/15/22		2,256	2,069,880
4.13%, 6/15/23		995	925,350
4.88%, 7/15/42		580	433,550
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	331,688
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		750	605,625
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	589	674,438
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)		2,423	2,662,517
Clean Harbors, Inc.:
5.25%, 8/01/20	USD	450	462,938
5.13%, 6/01/21		450	453,375
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		325	330,688
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	416,669
6.38%, 10/15/17 (a)		470	501,570
GFL Environmental, Inc., 9.88%, 2/01/21 (a)		350	369,250
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,919,000
Loxam SAS:
4.88%, 7/23/21	EUR	742	894,237
3.50%, 5/03/23		400	461,160
Mobile Mini, Inc., 7.88%, 12/01/20	USD	1,501	1,561,040
Modular Space Corp., 10.25%, 1/31/19 (a)		3,130	1,611,950
Pitney Bowes, Inc., 4.63%, 3/15/24		400	415,020
Prime Security Services Borrower LLC/Prime
Finance, Inc., 9.25%, 5/15/23 (a)		3,364	3,490,150
Republic Services, Inc.:
5.00%, 3/01/20		800	872,997
3.55%, 6/01/22		1,000	1,050,338
6.20%, 3/01/40		250	312,303

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)	USD	3,040	$3,040,000
SPX FLOW, Inc., 6.88%, 9/01/17		500	516,875
Tyco International Finance SA, 3.90%, 2/14/26		500	525,633
Verisure Holding AB, 6.00%, 11/01/22	EUR	3,558	4,366,222
Waste Management, Inc.:
3.90%, 3/01/35	USD	500	505,890
4.10%, 3/01/45		400	408,979
West Corp., 5.38%, 7/15/22 (a)		725	656,125

			37,910,419
Communications Equipment — 0.3%
Cisco Systems, Inc.:
2.45%, 6/15/20		600	623,157
2.20%, 2/28/21		800	816,344
3.50%, 6/15/25		320	350,942
5.90%, 2/15/39		570	753,929
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		3,376	3,460,400
CommScope, Inc.:
4.38%, 6/15/20 (a)		2,253	2,326,223
5.00%, 6/15/21 (a)		450	456,750
5.50%, 6/15/24 (a)		1,423	1,427,482
Harris Corp., 5.05%, 4/27/45		515	557,050
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	806,115
7.63%, 6/15/21		500	556,250
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		1,083	1,028,850
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		3,876	2,829,480
5.50%, 8/01/23		331	209,151
8.00%, 2/15/24 (a)		3,662	3,790,170
Juniper Networks, Inc.:
3.13%, 2/26/19		1,500	1,529,191
4.35%, 6/15/25		1,000	1,010,097
Motorola Solutions, Inc.:
3.50%, 9/01/21		650	634,768
4.00%, 9/01/24		1,114	1,083,431
Plantronics, Inc., 5.50%, 5/31/23 (a)		636	637,590
Proven Honour Capital Ltd., 4.13%, 5/19/25		8,005	8,093,375
QUALCOMM, Inc.:
1.40%, 5/18/18		645	648,723
2.25%, 5/20/20		600	615,248
3.00%, 5/20/22		665	692,486
3.45%, 5/20/25		500	518,917
4.65%, 5/20/35		400	421,984
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		542	546,065
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		400	399,520
ViaSat, Inc., 6.88%, 6/15/20		100	103,250

			36,926,938
Construction & Engineering — 0.1%
AECOM:
5.75%, 10/15/22		1,050	1,094,625
5.88%, 10/15/24		879	922,950
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		413	390,285
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	2,781,735
Novafives SAS, 4.50%, 6/30/21	EUR	663	702,803
Officine Maccaferri SpA, 5.75%, 6/01/21		1,028	1,103,985
OHL Investments SA, 4.00%, 4/25/18 (l)		1,000	1,051,161

16	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Construction & Engineering (continued)
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	6,000	$6,069,780
TRI Pointe Holdings, Inc., 4.38%, 6/15/19		1,070	1,072,675

			15,189,999
Construction Materials — 0.1%
Buzzi Unicem SpA, 2.13%, 4/28/23	EUR	475	543,945
Cemex Finance LLC, 5.25%, 4/01/21		1,296	1,529,402
HeidelbergCement AG, 2.25%, 3/30/23		700	824,583
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21		1,070	1,344,829
Kerneos Corp. SAS, 5.75%, 3/01/21		219	258,980
Pfleiderer GmbH, 7.88%, 8/01/19		3,455	4,149,624

			8,651,363
Consumer Finance — 0.7%
Ally Financial, Inc.:
6.25%, 12/01/17	USD	200	208,250
3.25%, 2/13/18		750	750,000
3.60%, 5/21/18		850	854,250
4.75%, 9/10/18		125	128,125
3.50%, 1/27/19		150	149,063
3.75%, 11/18/19		750	748,125
8.00%, 3/15/20		400	453,500
4.13%, 3/30/20		1,200	1,222,500
7.50%, 9/15/20		375	420,938
4.25%, 4/15/21		400	407,000
5.13%, 9/30/24		3,540	3,708,150
4.63%, 3/30/25		5,455	5,509,550
5.75%, 11/20/25		475	480,938
8.00%, 11/01/31		8,963	10,733,193
American Express Co.:
1.55%, 5/22/18		580	581,357
2.65%, 12/02/22		1,000	997,155
4.05%, 12/03/42		370	375,480
American Express Credit Corp.:
1.13%, 6/05/17		850	849,519
2.13%, 7/27/18		910	924,121
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	1,995,363
2.45%, 4/24/19		4,350	4,399,986
Capital One N.A.:
1.65%, 2/05/18		1,000	995,892
1.50%, 3/22/18		1,400	1,389,066
2.95%, 7/23/21		2,000	2,029,104
Discover Bank, 2.00%, 2/21/18		1,500	1,499,490
Discover Financial Services, 3.95%, 11/06/24		750	749,082
Enova International, Inc., 9.75%, 6/01/21		300	225,000
Ford Motor Credit Co. LLC:
3.98%, 6/15/16		100	100,343
8.00%, 12/15/16		620	645,972
1.72%, 12/06/17		4,040	4,046,044
2.38%, 1/16/18		1,500	1,518,269
5.00%, 5/15/18		2,030	2,159,181
2.88%, 10/01/18		930	952,861
2.02%, 5/03/19		1,885	1,882,148
3.16%, 8/04/20		1,000	1,024,345
3.34%, 3/18/21		990	1,025,306
5.88%, 8/02/21		750	865,785
General Motors Financial Co., Inc.:
3.20%, 7/13/20		2,250	2,281,869
3.70%, 11/24/20		485	502,565
4.20%, 3/01/21		1,600	1,686,150
3.45%, 4/10/22		750	752,771
4.00%, 1/15/25		750	756,014
Hyundai Capital Services, Inc., 2.88%, 3/16/21		3,500	3,546,725

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)	USD	1,915	$1,766,587
6.88%, 4/15/22 (a)		1,151	1,007,125
Navient Corp.:
6.00%, 1/25/17		500	508,125
8.45%, 6/15/18		1,400	1,498,000
5.50%, 1/15/19		800	794,000
4.88%, 6/17/19		1,000	958,000
8.00%, 3/25/20		875	918,750
5.00%, 10/26/20		500	477,500
5.88%, 3/25/21		800	756,000
7.25%, 1/25/22		175	172,375
5.50%, 1/25/23		645	579,694
6.13%, 3/25/24		1,091	976,991
5.88%, 10/25/24		1,034	907,335
5.63%, 8/01/33		75	52,875
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)		885	890,182
Springleaf Finance Corp.:
6.90%, 12/15/17		1,425	1,483,781
5.25%, 12/15/19		600	569,250
8.25%, 12/15/20		570	587,813
7.75%, 10/01/21		250	246,875
Synchrony Financial:
1.88%, 8/15/17		665	665,033
2.60%, 1/15/19		515	518,731
4.50%, 7/23/25		1,000	1,037,634
Toyota Motor Credit Corp.:
2.00%, 10/24/18		990	1,008,271
2.13%, 7/18/19		500	511,567

			85,423,039
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC, 3.88%, 5/15/21		1,198	1,198,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		600	613,500
3.63%, 12/15/19 (a)(b)		500	504,937
9.13%, 10/15/20 (a)		915	963,037
6.00%, 6/30/21 (a)		1,935	1,905,975
4.25%, 1/15/22	EUR	1,607	1,860,806
4.13%, 5/15/23		750	858,792
4.63%, 5/15/23	USD	1,837	1,837,000
6.75%, 5/15/24	EUR	1,825	2,089,727
7.25%, 5/15/24	USD	2,624	2,624,000
Ball Corp.:
4.38%, 12/15/20		1,479	1,538,160
5.00%, 3/15/22		2,590	2,713,284
4.00%, 11/15/23		300	296,925
4.38%, 12/15/23	EUR	1,552	1,932,625
5.25%, 7/01/25	USD	1,050	1,104,474
Berry Plastics Corp.:
5.50%, 5/15/22		150	154,781
5.13%, 7/15/23		600	606,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/16 (a)		230	229,425
6.00%, 6/15/17 (a)		751	749,123
Cascades, Inc., 5.50%, 7/15/22 (a)		425	410,125
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	765,000
Crown European Holdings SA:
4.00%, 7/15/22	EUR	1,249	1,537,438
3.38%, 5/15/25		1,693	1,950,695
Horizon Holdings I SASU, 7.25%, 8/01/23		1,531	1,869,222

BLACKROCK FUNDS II	APRIL 30, 2016	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
International Paper Co.:
3.65%, 6/15/24	USD	750	$778,495
4.80%, 6/15/44		250	253,143
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (h)	EUR	750	921,054
OI European Group BV, 6.75%, 9/15/20		957	1,292,868
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (a)	USD	350	360,500
5.88%, 8/15/23 (a)		450	483,750
ProGroup AG, 5.13%, 5/01/22	EUR	881	1,071,864
Sealed Air Corp.:
6.50%, 12/01/20 (a)	USD	1,390	1,575,913
5.25%, 4/01/23 (a)		1,450	1,531,563
4.50%, 9/15/23	EUR	547	669,551
5.13%, 12/01/24 (a)	USD	551	577,173
6.88%, 7/15/33 (a)		67	70,853
SGD Group SAS, 5.63%, 5/15/19	EUR	1,226	1,431,915
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	102,375

			41,434,068
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)		1,219	1,094,053
LKQ Corp., 4.75%, 5/15/23		100	100,500
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	1,600	1,907,663

			3,102,216
Diversified Consumer Services — 0.0%
Block Financial LLC, 4.13%, 10/01/20	USD	900	920,217
Cleveland Clinic Foundation, 4.86%, 1/01/14		125	133,594
IHS, Inc., 5.00%, 11/01/22		500	522,500
Service Corp. International, 5.38%, 5/15/24		3,450	3,674,250

			5,250,561
Diversified Financial Services — 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19		650	658,937
4.25%, 7/01/20		1,000	1,025,000
4.63%, 10/30/20		2,348	2,441,920
4.50%, 5/15/21		1,150	1,187,375
5.00%, 10/01/21		1,750	1,846,250
4.63%, 7/01/22		3,302	3,417,570
Aircastle Ltd.:
6.75%, 4/15/17		300	309,810
6.25%, 12/01/19		100	109,750
7.63%, 4/15/20		880	998,800
5.13%, 3/15/21		1,065	1,126,237
5.50%, 2/15/22		1,240	1,319,050
5.00%, 4/01/23		890	906,162
Altice Financing SA:
6.50%, 1/15/22 (a)		2,650	2,676,500
5.25%, 2/15/23	EUR	2,715	3,236,599
6.63%, 2/15/23 (a)	USD	1,600	1,582,080
7.50%, 5/15/26 (a)		2,661	2,664,326
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		760	760,000
BP Capital Markets PLC:
1.85%, 5/05/17		750	755,340
2.24%, 5/10/19		825	838,686
2.52%, 1/15/20		275	281,467
4.50%, 10/01/20		825	910,509
4.74%, 3/11/21		715	800,286
3.06%, 3/17/22		425	438,360
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	379,350

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
CME Group, Inc.:
3.00%, 9/15/22	USD	560	$588,578
3.00%, 3/15/25		850	865,197
5.30%, 9/15/43		1,000	1,209,233
CNH Industrial Capital LLC:
3.25%, 2/01/17		300	300,375
3.63%, 4/15/18		200	201,250
3.88%, 7/16/18		500	501,250
3.38%, 7/15/19		250	246,250
4.38%, 11/06/20		315	313,031
4.88%, 4/01/21		400	400,000
CNO Financial Group. Inc., 5.25%, 5/30/25		370	380,871
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,832	2,703,818
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)	USD	750	708,750
Far East Horizon Ltd., 5.55% (b)(j)		1,000	1,013,307
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	565	821,425
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19	USD	2,000	2,047,654
Hyundai Capital America, 2.40%, 10/30/18 (a)		335	337,710
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,280,596
2.75%, 12/01/20		295	303,846
3.75%, 12/01/25		1,190	1,233,718
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNH	10,000	1,539,327
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (h)	EUR	2,396	2,729,272
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,244,794
5.25%, 7/15/44		500	560,521
MSCI, Inc.:
5.25%, 11/15/24 (a)		630	658,350
5.75%, 8/15/25 (a)		1,065	1,132,894
Nasdaq, Inc., 4.25%, 6/01/24		750	774,783
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	608,207
2.35%, 6/15/20		400	410,321
Nielsen Co. Luxembourg S.à r.l., 5.50%, 10/01/21 (a)		100	104,250
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		350	357,875
7.25%, 12/15/21 (a)		700	728,000
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	3,905,660
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	775,500
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		3,649	3,822,327
SUAM Finance BV, 4.88%, 4/17/24 (a)		1,215	1,239,300
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17		1,500	1,562,595
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)		75	58,500
Total Capital Canada Ltd.:
1.45%, 1/15/18		1,300	1,302,497
2.75%, 7/15/23		1,500	1,516,284
Total Capital International SA, 1.55%, 6/28/17		715	718,461
Total Capital SA, 4.45%, 6/24/20		615	677,189
United Group BV, 7.88%, 11/15/20	EUR	2,585	3,137,567
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)	USD	200	204,000
6.38%, 10/15/24	GBP	300	442,730
4.50%, 1/15/25	EUR	521	574,202
5.75%, 1/15/25 (a)	USD	1,835	1,848,763
Voya Financial, Inc., 2.90%, 2/15/18		4,200	4,271,795

18	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)	USD	2,220	$2,042,400
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	8,000	1,220,979

			87,296,566
Diversified Telecommunication Services — 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	6,535	6,992,450
Altice Finco SA, 9.00%, 6/15/23	EUR	980	1,274,812
AT&T Inc.:
2.40%, 3/15/17	USD	2,000	2,020,566
5.50%, 2/01/18		2,000	2,141,482
2.38%, 11/27/18		2,000	2,044,404
2.45%, 6/30/20		1,440	1,462,548
3.80%, 3/15/22		1,750	1,853,591
2.63%, 12/01/22		2,000	1,985,194
3.95%, 1/15/25		500	525,299
3.40%, 5/15/25		1,000	1,016,537
4.50%, 5/15/35		750	754,309
6.55%, 2/15/39		750	910,543
6.00%, 8/15/40		500	575,535
5.35%, 9/01/40		750	807,757
5.15%, 3/15/42		500	525,134
4.80%, 6/15/44		500	503,380
4.35%, 6/15/45		750	702,995
4.75%, 5/15/46		1,950	1,964,863
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (i)		1,000	31,850
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		5,000	5,382,120
British Telecommunications PLC, 9.63%, 12/15/30		300	482,285
Cable & Wireless International Finance BV, 8.63%, 3/25/19	GBP	730	1,171,925
CenturyLink, Inc.:
6.00%, 4/01/17	USD	350	357,914
5.63%, 4/01/20		690	708,975
6.45%, 6/15/21		2,610	2,662,200
5.80%, 3/15/22		650	641,875
6.75%, 12/01/23		300	295,500
7.50%, 4/01/24		690	691,725
5.63%, 4/01/25		750	681,180
7.60%, 9/15/39		725	616,250
7.65%, 3/15/42		200	170,000
Cincinnati Bell, Inc., 8.38%, 10/15/20		450	461,250
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(h)		125	129,063
Consolidated Communications, Inc., 6.50%, 10/01/22		1,035	936,675
Digicel Ltd., 6.00%, 4/15/21 (a)		5,056	4,626,240
eircom Finance Ltd., 9.25%, 5/15/20	EUR	1,038	1,249,563
Embarq Corp., 8.00%, 6/01/36	USD	1,000	1,000,000
Frontier Communications Corp.:
8.25%, 4/15/17		200	210,176
8.13%, 10/01/18		150	161,625
8.50%, 4/15/20		750	793,125
8.88%, 9/15/20 (a)		1,080	1,143,450
6.25%, 9/15/21		2,330	2,166,900
10.50%, 9/15/22 (a)		1,185	1,219,211
7.13%, 1/15/23		735	650,475
7.63%, 4/15/24		2,127	1,888,138
6.88%, 1/15/25		5,229	4,353,143
11.00%, 9/15/25 (a)		2,530	2,555,300
9.00%, 8/15/31		450	386,438
Level 3 Communications, Inc., 5.75%, 12/01/22		300	308,403
Level 3 Financing, Inc.:
6.13%, 1/15/21		25	26,188

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
5.38%, 8/15/22	USD	3,827	$3,913,107
5.63%, 2/01/23		3,495	3,591,113
5.13%, 5/01/23		4,179	4,252,133
5.38%, 1/15/24 (a)		1,136	1,153,040
5.38%, 5/01/25		2,648	2,694,340
5.25%, 3/15/26 (a)		1,111	1,127,665
Orange SA, 4.13%, 9/14/21		750	822,291
OTE PLC, 3.50%, 7/09/20	EUR	617	669,408
Play Finance 2 SA, 5.25%, 2/01/19		1,710	2,010,090
Qwest Corp., 6.75%, 12/01/21	USD	1,300	1,404,260
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,120,634
Telecom Italia Capital SA:
7.00%, 6/04/18		725	790,250
7.18%, 6/18/19		225	254,531
6.38%, 11/15/33		425	433,500
6.00%, 9/30/34		5,420	5,352,250
7.20%, 7/18/36		1,985	2,074,325
7.72%, 6/04/38		125	133,750
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,575	2,499,899
Telecom Italia SpA:
4.50%, 1/25/21		600	788,169
3.25%, 1/16/23		3,436	4,232,140
5.88%, 5/19/23	GBP	1,350	2,204,666
3.63%, 1/19/24	EUR	2,751	3,422,458
5.30%, 5/30/24 (a)	USD	1,200	1,254,300
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,689	2,088,912
6.75%, 8/15/24		1,600	2,051,940
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		3,516	4,083,990
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)	USD	650	661,375
4.00%, 1/15/27	EUR	1,825	2,042,708
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	450	473,625
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		585	618,637
Verizon Communications, Inc.:
1.35%, 6/09/17		1,000	1,002,574
3.65%, 9/14/18		1,000	1,053,037
2.63%, 2/21/20		1,000	1,030,370
4.50%, 9/15/20		2,500	2,764,200
3.50%, 11/01/21		1,250	1,331,096
2.45%, 11/01/22		500	498,911
5.15%, 9/15/23		3,000	3,450,279
6.40%, 9/15/33		350	439,038
5.05%, 3/15/34		500	548,763
4.40%, 11/01/34		350	356,700
5.85%, 9/15/35		350	417,222
4.27%, 1/15/36		500	502,781
6.55%, 9/15/43		1,000	1,319,037
4.86%, 8/21/46		2,800	3,000,788
4.52%, 9/15/48		1,000	1,014,793
5.01%, 8/21/54		750	770,281
4.67%, 3/15/55		750	725,310
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	201,000
4.00%, 7/15/20	EUR	2,217	2,478,297
4.75%, 7/15/20 (a)	USD	1,300	1,240,850
7.00%, 4/23/21	EUR	1,600	1,680,942
7.38%, 4/23/21 (a)	USD	2,000	1,780,000

BLACKROCK FUNDS II	APRIL 30, 2016	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Windstream Services LLC:
7.75%, 10/15/20	USD	500	$452,245
7.75%, 10/01/21		575	487,313
7.50%, 4/01/23		500	405,000
6.38%, 8/01/23		350	266,875
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,070	1,140,887
6.00%, 4/01/23		4,699	4,828,223
6.38%, 5/15/25 (a)		1,379	1,434,160

			168,061,039
Electric Utilities — 0.4%
AES Gener SA, 5.00%, 7/14/25 (a)		2,375	2,414,261
Alabama Power Co.:
3.75%, 3/01/45		630	618,718
4.30%, 1/02/46		700	770,272
Appalachian Power Co., 4.45%, 6/01/45		1,000	1,035,224
Arizona Public Service Co.:
4.70%, 1/15/44		250	280,798
4.35%, 11/15/45		400	443,502
Commonwealth Edison Co., 6.15%, 9/15/17		400	426,635
Connecticut Light & Power Co., 4.30%, 4/15/44		125	134,501
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (a)		200	198,000
Duke Energy Carolinas LLC:
3.90%, 6/15/21		750	821,578
6.05%, 4/15/38		805	1,065,880
Duke Energy Corp., 4.80%, 12/15/45		1,400	1,533,994
Duke Energy Florida LLC, 3.10%, 8/15/21		1,780	1,878,619
Duke Energy Progress LLC:
5.30%, 1/15/19		2,185	2,409,830
4.10%, 5/15/42		515	551,379
4.15%, 12/01/44		500	541,767
Entergy Arkansas, Inc., 3.05%, 6/01/23		250	253,563
Exelon Corp.:
1.55%, 6/09/17		600	599,881
3.95%, 6/15/25 (a)		750	799,860
5.10%, 6/15/45 (a)		1,000	1,133,030
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,531
4.25%, 3/15/23		1,000	1,046,215
7.38%, 11/15/31		600	729,179
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	901,383
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,518,020
Georgia Power Co.:
2.85%, 5/15/22		670	690,177
5.95%, 2/01/39		470	590,315
4.30%, 3/15/42		500	538,659
Indiana Michigan Power Co., 4.55%, 3/15/46		400	421,651
Jersey Central Power & Light Co., 5.63%, 5/01/16		1,400	1,400,000
Kentucky Utilities Co., 4.65%, 11/15/43		100	114,169
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,035,872
6.75%, 12/30/31		575	780,376
NextEra Energy Capital Holdings, Inc., 2.30%, 4/01/19		895	905,819
Northern States Power Co., 4.13%, 5/15/44		530	576,338
NSTAR Electric Co., 4.40%, 3/01/44		250	270,158
Oglethorpe Power Corp., 4.20%, 12/01/42		400	394,029
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	244,288
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	537,945
2.95%, 4/01/25		750	752,831
5.30%, 6/01/42		500	589,540

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
PacifiCorp.:
2.95%, 6/01/23	USD	300	$311,891
6.35%, 7/15/38		310	413,396
PECO Energy Co., 5.95%, 10/01/36		865	1,119,499
Potomac Electric Power Co., 4.15%, 3/15/43		450	479,319
PPL Capital Funding, Inc., 5.00%, 3/15/44		500	553,719
PPL Electric Utilities Corp., 4.15%, 10/01/45		500	528,530
Public Service Co. of Colorado, 4.30%, 3/15/44		450	497,343
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	320,547
5.64%, 4/15/41		250	319,225
Sierra Pacific Power Co.:
3.38%, 8/15/23		580	613,471
2.60%, 5/01/26 (a)		2,100	2,096,086
Southern California Edison Co.:
6.05%, 3/15/39		665	885,708
4.65%, 10/01/43		300	351,239
Southern Power Co., 1.85%, 12/01/17		1,000	1,006,669
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)		900	837,000
4.60%, 12/15/21		600	468,000
6.50%, 6/01/25		285	252,960
Toledo Edison Co., 6.15%, 5/15/37		500	594,380
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	587	714,157
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	559,287

			44,921,213
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		3,350	3,353,454
General Cable Corp., 5.75%, 10/01/22		425	381,438
GrafTech International Ltd., 6.38%, 11/15/20		413	275,678
Sensata Technologies BV:
4.88%, 10/15/23 (a)		175	176,313
5.63%, 11/01/24 (a)		150	156,750
5.00%, 10/01/25 (a)		2,522	2,534,610
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		1,095	1,168,913

			8,047,156
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.55%, 1/30/19		1,000	1,011,258
Avnet, Inc., 4.63%, 4/15/26		1,200	1,236,139
Belden, Inc.:
5.50%, 9/01/22 (a)		575	580,750
5.50%, 4/15/23	EUR	2,049	2,376,251
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	3,985	4,266,461
5.00%, 9/01/23		2,206	2,259,209
5.50%, 12/01/24		2,472	2,601,780
Corning, Inc.:
1.45%, 11/15/17		250	249,566
4.75%, 3/15/42		200	200,221
Flextronics International Ltd., 4.63%, 2/15/20		1,500	1,565,805
Zebra Technologies Corp., 7.25%, 10/15/22		750	811,950

			17,159,390
Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.:
5.88%, 5/01/19		325	326,867
5.70%, 10/15/39		325	251,580
4.88%, 11/01/43		500	361,846
Ensco PLC:
4.70%, 3/15/21		800	670,000
4.50%, 10/01/24		1,554	1,114,995
5.20%, 3/15/25		1,664	1,212,640

20	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
5.75%, 10/01/44	USD	700	$467,250
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,636	1,652,360
Halliburton Co.:
2.00%, 8/01/18		500	503,988
3.38%, 11/15/22		1,500	1,528,121
4.85%, 11/15/35		165	168,378
5.00%, 11/15/45		1,765	1,808,101
McDermott International, Inc., 8.00%, 5/01/21 (a)		300	249,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	82,250
PHI, Inc., 5.25%, 3/15/19		300	276,564
Rowan Cos., Inc.:
7.88%, 8/01/19		325	330,220
4.88%, 6/01/22		475	386,484
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)		1,125	1,140,575
SESI LLC:
6.38%, 5/01/19		325	303,128
7.13%, 12/15/21		525	459,375
Transocean, Inc.:
3.75%, 10/15/17		527	505,920
6.00%, 3/15/18		3,406	3,235,700
6.50%, 11/15/20		702	578,715
7.13%, 12/15/21		1,815	1,479,225
5.05%, 10/15/22		1,365	941,850
7.50%, 4/15/31		500	320,000
6.80%, 3/15/38		550	336,875
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	3,657	4,401,029
Weatherford International LLC:
6.35%, 6/15/17	USD	1,060	1,075,900
6.80%, 6/15/37		485	380,725
Weatherford International Ltd.:
6.00%, 3/15/18		1,611	1,611,000
9.63%, 3/01/19		650	682,500
5.13%, 9/15/20		1,332	1,221,277
4.50%, 4/15/22		858	754,268
6.50%, 8/01/36		610	471,225
5.95%, 4/15/42		316	233,840

			31,523,771
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	1,000	1,514,122
Casino Guichard Perrachon SA:
3.99%, 3/09/20	EUR	300	378,326
4.73%, 5/26/21		600	797,032
3.31%, 1/25/23		3,100	3,742,420
3.25%, 3/07/24		1,300	1,535,550
CVS Health Corp.:
1.90%, 7/20/18	USD	2,250	2,280,940
2.80%, 7/20/20		2,390	2,481,929
4.88%, 7/20/35		750	840,715
5.13%, 7/20/45		550	642,756
Ingles Markets, Inc., 5.75%, 6/15/23		500	520,000
Kroger Co., 5.15%, 8/01/43		500	585,011
Pomegranate Merger Sub, Inc., 9.75%, 5/01/23 (a)		300	295,500
Rite Aid Corp.:
9.25%, 3/15/20		600	636,120
6.75%, 6/15/21		550	580,250
6.13%, 4/01/23 (a)		8,181	8,717,919
Sysco Corp.:
1.90%, 4/01/19		400	402,912
2.60%, 10/01/20		835	853,813
2.50%, 7/15/21		125	126,521

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
3.75%, 10/01/25	USD	600	$635,849
3.30%, 7/15/26		405	415,271
4.85%, 10/01/45		400	436,609
4.50%, 4/01/46		460	478,971
Tesco Corporate Treasury Services PLC:
2.13%, 11/12/20	EUR	700	813,024
2.50%, 7/01/24		800	896,863
Tesco PLC:
2.70%, 1/05/17 (a)	USD	250	250,839
5.50%, 11/15/17 (a)		1,000	1,048,237
5.00%, 3/24/23	GBP	180	274,307
6.00%, 12/14/29		180	266,464
6.15%, 11/15/37 (a)	USD	700	660,992
Tesco Property Finance 1 PLC, 7.62%, 7/13/39	GBP	93	149,243
Tesco Property Finance 4 PLC, 5.80%, 10/13/40		197	260,029
Tesco Property Finance 5 PLC, 5.66%, 10/13/41		198	255,246
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/21	USD	750	778,387
3.80%, 11/18/24		600	626,124
4.50%, 11/18/34		400	399,297
4.80%, 11/18/44		500	512,397
Wal-Mart Stores, Inc.:
4.25%, 4/15/21		1,000	1,124,859
7.55%, 2/15/30		445	660,081
6.50%, 8/15/37		805	1,126,704
6.20%, 4/15/38		365	498,441

			39,500,070
Food Products — 0.4%
Aramark Services, Inc., 5.75%, 3/15/20		1,268	1,309,210
B&G Foods, Inc., 4.63%, 6/01/21		475	482,719
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	2,251	3,358,292
Bestfoods, 6.63%, 4/15/28	USD	125	173,612
ConAgra Foods, Inc., 3.20%, 1/25/23		2,375	2,398,750
Darling Global Finance BV, 4.75%, 5/30/22	EUR	792	937,718
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	500	525,000
Gruma SAB de CV, 4.88%, 12/01/24 (a)		2,240	2,396,128
Grupo Bimbo SAB de CV, 4.88%, 6/27/44		2,395	2,299,430
Hershey Co., 4.13%, 12/01/20		400	446,154
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	104,250
7.25%, 6/01/21 (a)		1,100	1,127,500
7.25%, 6/01/21 (a)		100	102,500
5.88%, 7/15/24 (a)		500	465,000
5.75%, 6/15/25 (a)		500	460,000
JM Smucker Co.:
1.75%, 3/15/18		1,000	1,006,369
3.00%, 3/15/22		1,000	1,034,725
Kellogg Co.:
3.25%, 4/01/26		1,575	1,615,361
4.50%, 4/01/46		270	284,949
Kraft Heinz Foods Co.:
2.00%, 7/02/18 (a)		1,000	1,010,091
2.80%, 7/02/20 (a)		1,000	1,029,058
3.50%, 7/15/22 (a)		1,250	1,319,127
3.95%, 7/15/25 (a)		750	800,855
5.00%, 7/15/35 (a)		400	446,334
5.20%, 7/15/45 (a)		1,000	1,151,305
Mead Johnson Nutrition Co., 3.00%, 11/15/20		815	843,599
Mondelez International, Inc., 4.00%, 2/01/24		700	764,378
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		335	340,863
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (a)		269	284,468

BLACKROCK FUNDS II	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.:
6.75%, 12/01/21 (a)	USD	500	$524,065
7.38%, 2/15/22		1,000	1,053,750
6.00%, 12/15/22 (a)		400	410,750
7.75%, 3/15/24 (a)		4,523	4,918,763
8.00%, 7/15/25 (a)		467	517,786
R&R Ice Cream PLC:
9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (h)	EUR	3,163	3,657,451
4.75%, 5/15/20		105	122,936
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,771	1,872,833
Treehouse Foods, Inc., 6.00%, 2/15/24 (a)		1,117	1,188,209
Tyson Foods, Inc., 4.50%, 6/15/22		850	940,648
WhiteWave Foods Co., 5.38%, 10/01/22		725	775,329
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,143,286

			47,643,551
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	408,715
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,348,760

			2,757,475
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.55%, 3/15/22		500	497,743
6.00%, 4/01/39		435	547,521
5.30%, 5/27/40		450	514,185
Alere, Inc., 6.38%, 7/01/23 (a)		1,346	1,372,920
Becton Dickinson and Co.:
3.25%, 11/12/20		1,000	1,039,360
3.88%, 5/15/24		1,000	1,068,596
Boston Scientific Corp.:
2.85%, 5/15/20		2,000	2,045,976
3.85%, 5/15/25		1,000	1,045,794
Covidien International Finance SA, 3.20%, 6/15/22		445	471,837
Hologic, Inc., 5.25%, 7/15/22 (a)		4,014	4,204,665
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)		469	507,106
Medtronic, Inc.:
2.50%, 3/15/20		1,250	1,292,381
4.38%, 3/15/35		997	1,110,306
4.63%, 3/15/45		1,495	1,705,460
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,440	1,455,389
3.25%, 4/15/23		345	353,230
4.75%, 4/15/43		450	476,832
Stryker Corp.:
2.00%, 3/08/19		965	977,825
3.38%, 5/15/24		635	664,088
3.38%, 11/01/25		850	884,496
4.38%, 5/15/44		600	633,700
4.63%, 3/15/46		105	115,781
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	186,760
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		405	408,254

			23,580,205
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		2,844	2,907,990
6.50%, 3/01/24 (a)		260	274,300
Aetna, Inc.:
2.20%, 3/15/19		760	772,721
2.75%, 11/15/22		1,450	1,465,015
4.13%, 11/15/42		1,080	1,049,234

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp.:
3.40%, 5/15/24	USD	535	$553,870
4.25%, 3/01/45		500	494,029
Amsurg Corp., 5.63%, 7/15/22		5,001	5,132,276
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,048,857
5.88%, 6/15/17		683	717,106
2.30%, 7/15/18		1,000	1,013,454
3.30%, 1/15/23		1,250	1,274,696
4.63%, 5/15/42		750	780,199
5.10%, 1/15/44		300	329,974
4.65%, 8/15/44		350	360,487
Cardinal Health, Inc., 4.63%, 12/15/20		1,000	1,115,984
Care UK Health & Social Care PLC, 5.59%, 7/15/19 (b)	GBP	283	351,481
Centene Corp., 4.75%, 5/15/22	USD	1,907	1,952,291
Centene Escrow Corp.:
5.63%, 2/15/21 (a)		2,594	2,730,185
6.13%, 2/15/24 (a)		1,652	1,742,860
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		2,395	2,424,937
8.00%, 11/15/19		1,400	1,408,750
7.13%, 7/15/20		750	723,960
5.13%, 8/01/21		675	676,964
6.88%, 2/01/22		3,806	3,444,430
Cigna Corp.:
4.38%, 12/15/20		1,100	1,195,228
4.00%, 2/15/22		600	642,169
5.38%, 2/15/42		325	360,551
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/22		1,000	1,047,500
5.13%, 7/15/24		3,290	3,348,299
5.00%, 5/01/25		1,918	1,918,000
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,243,375
ExamWorks Group, Inc., 5.63%, 4/15/23		1,244	1,334,190
Express Scripts Holding Co., 3.30%, 2/25/21		385	397,288
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	762,125
4.13%, 10/15/20 (a)		400	414,000
5.88%, 1/31/22 (a)		500	550,000
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		500	547,500
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (a)		510	522,750
HCA Holdings, Inc., 6.25%, 2/15/21		1,515	1,646,047
HCA, Inc.:
8.00%, 10/01/18		100	113,125
3.75%, 3/15/19		1,500	1,541,250
6.50%, 2/15/20		4,229	4,683,617
7.50%, 2/15/22		5,848	6,622,860
4.00%, 12/01/22		500	511,971
4.75%, 5/01/23		2,610	2,675,250
5.88%, 5/01/23		3,064	3,222,945
5.00%, 3/15/24		4,645	4,807,575
5.38%, 2/01/25		5,831	5,962,197
5.25%, 4/15/25		450	465,750
5.88%, 2/15/26		1,685	1,748,187
5.25%, 6/15/26		700	727,125
HealthSouth Corp., 5.75%, 11/01/24		4,008	4,138,260
Humana, Inc.:
3.15%, 12/01/22		500	513,521
4.95%, 10/01/44		500	529,799
IDH Finance PLC, 6.00%, 12/01/18	GBP	819	1,182,804
Kindred Healthcare, Inc.:
8.00%, 1/15/20	USD	500	498,000

22	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
6.38%, 4/15/22	USD	600	$549,000
8.75%, 1/15/23		200	198,750
Laboratory Corp. of America Holdings:
2.63%, 2/01/20		1,000	1,010,130
4.70%, 2/01/45		100	101,933
LifePoint Health, Inc.:
5.50%, 12/01/21		800	832,000
5.88%, 12/01/23		330	345,675
Mallinckrodt International Finance SA, 4.75%, 4/15/23		200	163,082
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		859	824,640
5.75%, 8/01/22 (a)		575	542,656
5.63%, 10/15/23 (a)		1,042	976,875
5.50%, 4/15/25 (a)		719	648,897
Medco Health Solutions, Inc., 4.13%, 9/15/20		1,000	1,059,058
MEDNAX, Inc., 5.25%, 12/01/23 (a)		985	1,019,475
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	209,801
Molina Healthcare, Inc., 5.38%, 11/15/22 (a)		430	443,975
Quest Diagnostics, Inc., 2.50%, 3/30/20		1,000	1,007,928
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,690	1,757,600
Select Medical Corp., 6.38%, 6/01/21		500	474,375
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		310	310,000
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	2,550	3,102,093
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		1,490	1,764,995
Team Health, Inc., 7.25%, 12/15/23 (a)	USD	390	414,131
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	909,500
5.00%, 3/01/19		2,731	2,703,690
4.75%, 6/01/20		150	154,500
4.13%, 6/15/20 (a)(b)		914	915,143
6.00%, 10/01/20		2,225	2,358,500
4.38%, 10/01/21		700	701,750
8.13%, 4/01/22		4,782	4,961,325
6.75%, 6/15/23		1,250	1,234,375
UnitedHealth Group, Inc.:
1.90%, 7/16/18		1,095	1,114,726
1.70%, 2/15/19		580	586,818
2.30%, 12/15/19		435	447,091
2.13%, 3/15/21		1,095	1,105,134
3.35%, 7/15/22		1,200	1,272,916
3.10%, 3/15/26		175	180,340
4.63%, 7/15/35		400	451,506
5.95%, 2/15/41		765	994,370
4.25%, 3/15/43		410	431,997
4.75%, 7/15/45		1,100	1,270,969
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	600	861,789
11.00%, 2/01/19		1,000	1,458,963
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	629,956

			134,121,735
Health Care Technology — 0.0%
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,066,400
Hotels, Restaurants & Leisure — 0.8%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	461,250
6.00%, 4/01/22 (a)		4,500	4,646,250

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.:
6.88%, 5/15/23	USD	989	$1,026,087
6.38%, 4/01/26 (a)		738	754,605
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		8,830	8,675,475
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	326,250
Carnival Corp., 1.88%, 12/15/17		1,710	1,717,384
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	104,252
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	1,000	1,167,441
5.88%, 5/15/23		767	885,899
Enterprise Funding Ltd., 3.50%, 9/10/20 (l)	GBP	400	432,794
Gala Electric Casinos PLC, 11.50%, 6/01/19		1,146	1,741,602
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	4,340	4,520,327
Hyatt Hotels Corp., 4.85%, 3/15/26		1,040	1,108,362
International Game Technology PLC:
7.50%, 6/15/19		400	440,500
4.13%, 2/15/20	EUR	828	1,003,807
5.63%, 2/15/20 (a)	USD	200	209,500
6.25%, 2/15/22 (a)		1,000	1,017,700
4.75%, 2/15/23	EUR	935	1,122,820
6.50%, 2/15/25 (a)	USD	1,150	1,164,375
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	1,092	1,125,486
Intralot Finance Luxemburg SA, 9.75%, 8/15/18		696	820,867
Isle of Capri Casinos, Inc., 5.88%, 3/15/21	USD	300	312,750
McDonald’s Corp.:
5.35%, 3/01/18		1,415	1,522,281
2.10%, 12/07/18		120	122,538
2.20%, 5/26/20		600	611,580
2.75%, 12/09/20		3,975	4,126,098
3.25%, 6/10/24		735	777,509
3.70%, 1/30/26		240	256,986
6.30%, 10/15/37		665	860,422
4.60%, 5/26/45		200	217,382
4.88%, 12/09/45		815	920,996
MGM Resorts International:
7.63%, 1/15/17		500	518,750
8.63%, 2/01/19		4,516	5,136,950
5.25%, 3/31/20		325	333,125
6.75%, 10/01/20		2,542	2,713,585
6.63%, 12/15/21		2,470	2,630,550
7.75%, 3/15/22		1,125	1,257,187
6.00%, 3/15/23		836	868,395
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (a)		4,524	4,716,270
NCL Corp. Ltd.:
5.25%, 11/15/19 (a)		500	513,750
4.63%, 11/15/20 (a)		350	355,688
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (a)		288	287,640
Pizzaexpress Financing 1 PLC, 8.63%, 8/01/22	GBP	944	1,382,712
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		2,406	3,564,848
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	3,824	4,575,598
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,743	2,366,580

BLACKROCK FUNDS II	APRIL 30, 2016	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Series A7, 5.27%, 3/30/24	USD	2,319	$2,945,339
Punch Taverns Finance PLC, 6.09%, 10/15/27 (a)(b)		1,104	1,365,245
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		300	321,375
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		430	437,525
5.25%, 11/15/23 (a)		1,210	1,225,125
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)		1,048	1,068,305
10.00%, 12/01/22		60	49,590
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,500,750
Snai SpA, 7.63%, 6/15/18	EUR	1,135	1,345,125
Starbucks Corp., 3.85%, 10/01/23	USD	465	514,748
Station Casinos LLC, 7.50%, 3/01/21		5,230	5,541,854
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	280	409,533
Viking Cruises Ltd., 8.50%, 10/15/22 (a)	USD	350	329,000
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	814	1,242,605
Wyndham Worldwide Corp., 5.10%, 10/01/25	USD	500	538,395
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22		650	661,245
4.25%, 5/30/23 (a)		300	276,750
5.50%, 3/01/25 (a)		1,200	1,148,250

			96,343,962
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	455,620
APX Group, Inc., 6.38%, 12/01/19		850	850,000
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	686,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	138,903
CalAtlantic Group, Inc.:
8.38%, 5/15/18		2,070	2,297,700
6.63%, 5/01/20		1,035	1,143,675
8.38%, 1/15/21		3,225	3,797,437
DR Horton, Inc.:
3.75%, 3/01/19		350	357,875
4.00%, 2/15/20		2,080	2,158,000
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		300	267,894
Lennar Corp.:
4.75%, 12/15/17		640	656,000
4.50%, 6/15/19		450	465,469
4.50%, 11/15/19		2,121	2,201,863
4.75%, 4/01/21		680	708,220
4.75%, 11/15/22		750	761,250
4.88%, 12/15/23		470	477,050
4.75%, 5/30/25		175	175,438
Magnolia BC SA, 9.00%, 8/01/20	EUR	1,689	2,057,187
Meritage Homes Corp., 6.00%, 6/01/25	USD	1,000	1,020,000
Newell Brands, Inc.:
2.15%, 10/15/18		735	740,658
3.15%, 4/01/21		125	129,469
5.38%, 4/01/36		140	153,423
PulteGroup, Inc.:
5.50%, 3/01/26		1,890	1,951,425
6.38%, 5/15/33		395	400,925
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	99,750

Corporate Bonds		Par (000)	Value
Household Durables (continued)
William Lyon Homes, Inc., 8.50%, 11/15/20	USD	950	$985,625

			25,136,856
Household Products — 0.2%
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	480,053
Gardner Denver, Inc., 6.88%, 8/15/21 (a)		225	192,375
HRG Group, Inc., 7.88%, 7/15/19		325	342,875
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	220,241
2.75%, 2/15/26		455	467,108
Procter & Gamble Co.:
5.50%, 2/01/34		300	386,055
5.55%, 3/05/37		465	617,285
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 5/15/18		1,655	1,656,986
7.88%, 8/15/19		400	414,000
5.75%, 10/15/20		5,351	5,551,663
6.88%, 2/15/21		855	888,131
8.25%, 2/15/21		2,039	2,110,365
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	521,250
Spectrum Brands, Inc.:
6.38%, 11/15/20		1,521	1,605,066
6.63%, 11/15/22		2,290	2,473,200
6.13%, 12/15/24		1,797	1,920,544
5.75%, 7/15/25		4,061	4,307,300
Stena AB, 7.00%, 2/01/24 (a)		500	425,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,135,530

			25,715,027
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
7.38%, 7/01/21		900	1,032,750
4.88%, 5/15/23		1,520	1,497,200
5.50%, 3/15/24		200	202,500
5.50%, 4/15/25		700	701,750
Calpine Corp.:
6.00%, 1/15/22 (a)		2,998	3,166,637
5.38%, 1/15/23		1,386	1,398,127
7.88%, 1/15/23 (a)		590	629,825
5.88%, 1/15/24 (a)		545	578,381
5.50%, 2/01/24		1,406	1,420,060
5.75%, 1/15/25		1,869	1,887,690
DPL, Inc., 7.25%, 10/15/21		150	158,984
Dynegy, Inc.:
6.75%, 11/01/19		2,950	2,975,075
7.38%, 11/01/22		1,333	1,316,711
5.88%, 6/01/23		100	90,500
7.63%, 11/01/24		1,000	977,500
InterGen NV, 7.00%, 6/30/23 (a)		200	138,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,000	1,070,000
8.25%, 9/01/20		500	517,500
7.88%, 5/15/21		2,008	2,087,517
6.25%, 7/15/22		1,822	1,786,143
6.63%, 3/15/23		300	294,750
6.25%, 5/01/24		1,324	1,290,900
NRG Yield Operating LLC, 5.38%, 8/15/24		505	474,700
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		612	618,120

			26,311,320

24	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Industrial Conglomerates — 0.2%
CK Hutchison Finance 16 Ltd., 1.25%, 4/06/23	EUR	1,750	$1,976,555
GE Capital International Funding Co.:
2.34%, 11/15/20 (a)	USD	1,760	1,800,684
4.42%, 11/15/35 (a)		3,925	4,309,972
General Electric Co.:
4.63%, 1/07/21		622	703,100
6.75%, 3/15/32		187	258,472
6.15%, 8/07/37		215	292,328
5.88%, 1/14/38		1,001	1,319,734
6.88%, 1/10/39		152	222,452
4.50%, 3/11/44		665	747,266
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,840,296
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,272,496
Roper Technologies, Inc.:
3.00%, 12/15/20		900	928,460
3.85%, 12/15/25		905	943,570
Tyco Electronics Group SA:
6.55%, 10/01/17		1,000	1,069,711
2.35%, 8/01/19		500	505,685
3.70%, 2/15/26		1,110	1,144,271

			25,335,052
Insurance — 0.7%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	948,165
3.35%, 5/15/24		840	886,395
Aflac, Inc.:
2.65%, 2/15/17		400	405,395
3.63%, 6/15/23		900	952,371
3.63%, 11/15/24		1,000	1,058,899
3.25%, 3/17/25		250	256,331
6.90%, 12/17/39		200	265,442
6.45%, 8/15/40		500	626,353
AIA Group Ltd.:
2.25%, 3/11/19 (a)		780	784,471
3.20%, 3/11/25		2,100	2,103,354
Alleghany Corp., 4.90%, 9/15/44		500	495,723
Allstate Corp.:
3.15%, 6/15/23		1,470	1,525,182
4.50%, 6/15/43		960	1,066,543
American International Group, Inc.:
2.30%, 7/16/19		1,000	1,012,116
3.30%, 3/01/21		2,018	2,080,423
3.75%, 7/10/25		600	607,996
3.88%, 1/15/35		500	463,624
4.50%, 7/16/44		1,500	1,449,195
Aon PLC:
2.80%, 3/15/21		1,445	1,459,070
3.50%, 6/14/24		750	755,614
3.88%, 12/15/25		460	473,100
4.75%, 5/15/45		1,000	1,031,420
Arch Capital Group U.S., Inc., 5.14%, 11/01/43		250	260,471
Assicurazioni Generali SpA, 6.42% (b)(j)	GBP	800	1,159,397
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,367,744
BBVA Bancomer SA, 4.38%, 4/10/24		2,365	2,452,978
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/18		1,110	1,113,977
1.70%, 3/15/19		290	294,073
5.75%, 1/15/40		250	321,475
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		355	364,539

Corporate Bonds		Par (000)	Value
Insurance (continued)
2.75%, 3/15/23	USD	1,010	$1,041,741
3.13%, 3/15/26		1,180	1,228,814
4.50%, 2/11/43		630	701,080
BNP Paribas Cardif SA, 4.03% (b)(j)	EUR	4,200	4,724,375
Chubb Corp.:
5.75%, 5/15/18	USD	2,020	2,196,300
6.50%, 5/15/38		505	699,458
CNA Financial Corp., 4.50%, 3/01/26		1,200	1,235,946
Everest Reinsurance Holdings, Inc., 4.87%, 6/01/44		400	399,814
First American Financial Corp., 4.30%, 2/01/23		1,350	1,369,189
Generali Finance BV, 4.60%, 11/30/49 (b)	EUR	600	672,044
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	500	484,375
7.63%, 9/24/21		450	378,000
4.80%, 2/15/24		5,000	3,600,000
6.50%, 6/15/34		5,000	3,350,000
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,511,880
Hanover Insurance Group, Inc., 4.50%, 4/15/26		1,200	1,214,251
Hartford Financial Services Group, Inc., 5.50%, 3/30/20		1,150	1,283,233
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		817	828,234
8.75%, 3/15/17		500	526,500
8.88%, 9/01/17		100	107,625
3.88%, 4/15/18		100	101,500
5.88%, 4/01/19		1,210	1,297,725
6.25%, 5/15/19		825	895,125
8.25%, 12/15/20		405	478,406
4.63%, 4/15/21		148	153,365
8.63%, 1/15/22		150	181,500
5.88%, 8/15/22		770	843,150
Loews Corp., 3.75%, 4/01/26		1,500	1,553,142
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		500	506,119
3.30%, 3/14/23		1,880	1,921,129
3.50%, 3/10/25		500	508,544
3.75%, 3/14/26		615	635,323
MetLife, Inc.:
3.60%, 11/13/25		1,500	1,560,415
6.38%, 6/15/34		720	903,799
4.88%, 11/13/43		220	238,824
4.05%, 3/01/45		500	478,947
4.60%, 5/13/46		1,400	1,473,151
New York Life Global Funding, 2.00%, 4/13/21 (a)		555	557,052
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	568,219
Principal Financial Group, Inc., 3.30%, 9/15/22	USD	1,000	1,031,402
Principal Life Global Funding II, 2.20%, 4/08/20 (a)		1,500	1,505,502
Progressive Corp., 6.25%, 12/01/32		520	668,943
Prudential Financial, Inc.:
2.35%, 8/15/19		750	758,032
5.38%, 6/21/20		750	838,411
3.50%, 5/15/24		1,000	1,026,984
4.60%, 5/15/44		500	512,170
Radian Group, Inc., 5.25%, 6/15/20		2,610	2,629,575
Sunshine Life Insurance Co. Ltd., 3.15%, 4/20/21		1,800	1,774,530
Travelers Cos., Inc.:
4.60%, 8/01/43		180	204,093

BLACKROCK FUNDS II	APRIL 30, 2016	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
4.30%, 8/25/45	USD	500	$548,919
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	450,480
Trinity Acquisition PLC, 4.40%, 3/15/26		1,500	1,530,084
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	1,400	1,655,048
WR Berkley Corp., 4.63%, 3/15/22	USD	500	537,571
XLIT Ltd., 2.30%, 12/15/18		250	250,650

			86,372,524
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
3.30%, 12/05/21		750	807,041
4.80%, 12/05/34		500	568,782
Expedia, Inc.:
7.46%, 8/15/18		800	889,104
5.00%, 2/15/26 (a)		1,100	1,117,714
Liberty Interactive LLC, 8.25%, 2/01/30		350	363,125
Netflix, Inc.:
5.38%, 2/01/21		100	105,750
5.50%, 2/15/22		3,637	3,800,665
5.88%, 2/15/25		500	524,000

			8,176,181
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19		1,185	1,191,794
3.13%, 11/28/21		500	507,833
3.60%, 11/28/24		500	505,931
4.50%, 11/28/34		600	614,702
Alphabet, Inc., 3.38%, 2/25/24		1,635	1,770,989
Baidu, Inc.:
2.75%, 6/09/19		550	557,311
3.00%, 6/30/20		1,000	1,014,456
eBay, Inc.:
3.80%, 3/09/22		675	705,812
4.00%, 7/15/42		544	440,461
Equinix, Inc.:
5.38%, 1/01/22		857	895,565
5.38%, 4/01/23		2,385	2,492,325
5.75%, 1/01/25		200	209,256
5.88%, 1/15/26		1,847	1,954,348
IAC/InterActiveCorp.:
4.88%, 11/30/18		1,682	1,732,460
4.75%, 12/15/22		350	311,500
Open Text Corp., 5.63%, 1/15/23 (a)		565	579,125
VeriSign, Inc., 4.63%, 5/01/23		500	513,750

			15,997,618
IT Services — 0.2%
Automatic Data Processing, Inc., 3.38%, 9/15/25		2,080	2,235,008
Fidelity National Information Services, Inc., 4.50%, 10/15/22		1,500	1,617,463
Fiserv, Inc., 3.85%, 6/01/25		1,800	1,899,643
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		5,403	5,515,431
3.60%, 10/15/20 (a)		1,795	1,861,905
4.40%, 10/15/22 (a)		1,000	1,056,692
6.35%, 10/15/45 (a)		500	498,503
International Business Machines Corp.:
1.80%, 5/17/19		1,200	1,215,203
2.90%, 11/01/21		500	527,062
3.63%, 2/12/24		560	606,796
3.45%, 2/19/26		1,000	1,061,670
5.88%, 11/29/32		435	552,441

Corporate Bonds		Par (000)	Value
IT Services (continued)
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	140	$208,653
MasterCard, Inc.:
2.00%, 4/01/19	USD	605	618,511
3.38%, 4/01/24		2,250	2,411,710
Total System Services, Inc.:
3.80%, 4/01/21		420	435,983
4.80%, 4/01/26		900	941,348
Visa, Inc.:
2.20%, 12/14/20		2,020	2,072,211
2.80%, 12/14/22		670	698,872
3.15%, 12/14/25		695	728,664
4.15%, 12/14/35		1,275	1,387,061
4.30%, 12/14/45		990	1,087,995

			29,238,825
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44		300	310,582
Life Sciences Tools & Services — 0.1%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		1,730	1,797,470
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	114,695
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	191,462
2.40%, 2/01/19		3,000	3,040,992
3.00%, 4/15/23		490	496,621
4.15%, 2/01/24		1,600	1,721,726

			7,362,966
Machinery — 0.1%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		500	498,750
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,367	2,954,543
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	203,750
5.50%, 9/15/18 (a)		835	822,475
4.75%, 4/15/19 (a)		200	186,000
7.75%, 3/15/20 (a)		750	740,625
5.75%, 3/15/22 (a)		150	130,500
6.00%, 10/15/22 (a)		1,120	952,560
6.13%, 1/15/23 (a)		700	609,000
7.50%, 3/15/25 (a)		1,607	1,438,265
Case New Holland Industrial, Inc., 7.88%, 12/01/17		1,000	1,065,000
Caterpillar, Inc.:
3.80%, 8/15/42		715	707,574
4.30%, 5/15/44		400	429,506
Deere & Co., 5.38%, 10/16/29		695	851,950
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	978,089
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	540	520,090
Hydra Dutch Holdings 2 BV, 5.25%, 4/15/19 (b)		114	124,060
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	775	784,811
3.90%, 9/01/42		250	256,671
John Deere Capital Corp., 2.80%, 9/18/17		745	762,843
Joy Global, Inc., 5.13%, 10/15/21		300	271,500
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,235,858
Terex Corp., 6.00%, 5/15/21		566	560,340
WESCO Distribution, Inc., 5.38%, 12/15/21		200	203,000

			17,287,760
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	2,500	2,891,266

26	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media — 2.1%
21st Century Fox America, Inc.:
5.65%, 8/15/20	USD	750	$857,498
6.20%, 12/15/34		500	615,215
4.75%, 9/15/44		500	534,102
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	3,193	3,720,146
7.75%, 5/15/22 (a)	USD	5,195	5,182,013
6.25%, 2/15/25	EUR	2,348	2,500,389
7.63%, 2/15/25 (a)	USD	1,819	1,757,609
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		8,228	8,401,199
5.50%, 5/15/26 (a)		2,707	2,734,070
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		690	700,350
AMC Networks, Inc.:
4.75%, 12/15/22		284	286,130
5.00%, 4/01/24		1,268	1,269,585
Cablevision Systems Corp.:
8.63%, 9/15/17		2,810	2,978,600
7.75%, 4/15/18		1,000	1,047,500
8.00%, 4/15/20		100	100,199
5.88%, 9/15/22		450	391,500
CBS Corp., 4.60%, 1/15/45		325	318,705
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		94	95,673
7.38%, 6/01/20		350	362,950
5.25%, 3/15/21		450	466,875
6.50%, 4/30/21		3,200	3,311,360
5.25%, 9/30/22		450	464,625
5.13%, 2/15/23		1,000	1,025,000
5.13%, 5/01/23 (a)		800	816,000
5.75%, 1/15/24		125	131,094
5.88%, 4/01/24 (a)		3,223	3,376,093
5.38%, 5/01/25 (a)		1,200	1,228,500
5.50%, 5/01/26 (a)		2,108	2,150,160
5.88%, 5/01/27 (a)		4,454	4,565,350
CCO Safari II LLC:
3.58%, 7/23/20 (a)		3,645	3,783,736
4.46%, 7/23/22 (a)		800	850,591
4.91%, 7/23/25 (a)		1,215	1,309,827
6.38%, 10/23/35 (a)		350	404,004
6.48%, 10/23/45 (a)		1,050	1,240,441
CCOH Safari LLC, 5.75%, 2/15/26 (a)		2,483	2,563,697
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (a)		2,130	2,007,525
5.13%, 12/15/21 (a)		810	763,425
Cinemark USA, Inc., 4.88%, 6/01/23		500	496,305
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,250	1,158,600
6.50%, 11/15/22		10,427	10,479,135
6.50%, 11/15/22		3,281	3,182,570
Columbus International, Inc., 7.38%, 3/30/21 (a)		755	801,961
Comcast Corp.:
5.70%, 5/15/18		880	961,627
5.70%, 7/01/19		1,250	1,415,966
5.15%, 3/01/20		895	1,015,292
4.20%, 8/15/34		1,050	1,124,671
4.40%, 8/15/35		250	276,072
6.95%, 8/15/37		965	1,375,249
4.60%, 8/15/45		850	963,883
Cox Communications, Inc., 5.88%, 12/01/16 (a)		930	952,224
CSC Holdings LLC:
8.63%, 2/15/19		100	111,000

Corporate Bonds		Par (000)	Value
Media (continued)
6.75%, 11/15/21	USD	1,000	$1,031,875
5.25%, 6/01/24		3,269	2,974,790
Discovery Communications LLC:
3.30%, 5/15/22		500	496,888
4.88%, 4/01/43		325	291,505
DISH DBS Corp.:
4.63%, 7/15/17		150	153,563
4.25%, 4/01/18		1,625	1,657,500
7.88%, 9/01/19		1,350	1,488,375
5.13%, 5/01/20		225	226,688
6.75%, 6/01/21		3,700	3,811,777
5.88%, 7/15/22		3,199	3,111,027
5.00%, 3/15/23		450	411,750
5.88%, 11/15/24		5,035	4,725,347
Grupo Televisa SAB:
4.63%, 1/30/26		200	213,038
6.13%, 1/31/46		346	374,026
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,310,525
Lamar Media Corp.:
5.88%, 2/01/22		100	104,750
5.00%, 5/01/23		1,165	1,211,600
5.38%, 1/15/24		400	422,000
5.75%, 2/01/26 (a)		308	325,710
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	2,379	2,986,962
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)	USD	720	754,200
McClatchy Co., 9.00%, 12/15/22		350	336,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		400	430,756
MDC Partners, Inc., 6.50%, 5/01/24 (a)		2,262	2,342,527
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		830	848,675
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		4,070	4,202,275
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	888,100
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,013,985
NBCUniversal Enterprise, Inc., 1.97%, 4/15/19 (a)		3,540	3,598,077
NBCUniversal Media LLC:
4.38%, 4/01/21		890	994,990
2.88%, 1/15/23		805	836,876
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		1,969	2,160,977
6.63%, 10/15/25 (a)		2,181	2,344,575
10.88%, 10/15/25 (a)		1,300	1,446,250
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,600	1,644,000
5.00%, 4/15/22 (a)		4,480	4,569,600
Numericable-SFR SA:
4.88%, 5/15/19 (a)		3,228	3,347,436
5.38%, 5/15/22	EUR	2,757	3,276,092
6.00%, 5/15/22 (a)	USD	4,626	4,632,014
5.63%, 5/15/24	EUR	2,209	2,629,492
6.25%, 5/15/24 (a)	USD	1,250	1,209,375
7.38%, 5/01/26 (a)		10,016	10,166,240
Omnicom Group, Inc., 3.63%, 5/01/22		1,500	1,591,645
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		1,500	1,548,750
5.63%, 2/15/24		1,930	2,007,200
Quebecor Media, Inc., 5.75%, 1/15/23		650	672,750

BLACKROCK FUNDS II	APRIL 30, 2016	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Regal Entertainment Group, 5.75%, 3/15/22	USD	525	$546,656
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	622,500
6.13%, 10/01/22		100	106,750
5.63%, 8/01/24 (a)		325	333,938
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	76,406
5.88%, 10/01/20 (a)		1,770	1,836,375
5.75%, 8/01/21 (a)		2,110	2,212,863
4.63%, 5/15/23 (a)		240	237,600
6.00%, 7/15/24 (a)		1,200	1,266,120
5.38%, 4/15/25 (a)		795	812,887
Sky PLC:
6.10%, 2/15/18 (a)		346	372,226
2.63%, 9/16/19 (a)		3,000	3,049,656
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		475	483,906
TEGNA, Inc.:
5.13%, 10/15/19		590	610,650
5.13%, 7/15/20		150	156,188
4.88%, 9/15/21 (a)		404	412,080
6.38%, 10/15/23		700	756,000
5.50%, 9/15/24 (a)		575	593,687
Time Warner Cable, Inc.:
4.00%, 9/01/21		1,000	1,066,445
6.55%, 5/01/37		500	575,405
5.88%, 11/15/40		18,080	19,471,346
4.50%, 9/15/42		500	468,398
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		1,550	2,019,689
Time Warner, Inc.:
4.88%, 3/15/20		750	828,320
3.40%, 6/15/22		800	832,362
7.70%, 5/01/32		500	649,635
4.65%, 6/01/44		750	770,443
Time, Inc., 5.75%, 4/15/22 (a)		475	452,523
Tribune Media Co., 5.88%, 7/15/22 (a)		3,990	3,970,050
Unitymedia GmbH:
6.13%, 1/15/25 (a)		600	618,000
3.75%, 1/15/27	EUR	400	413,365
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)	USD	2,065	2,139,856
5.75%, 1/15/23	EUR	1,901	2,345,535
4.00%, 1/15/25		2,582	3,055,991
5.00%, 1/15/25 (a)	USD	1,310	1,316,550
4.63%, 2/15/26	EUR	300	361,448
3.50%, 1/15/27		1,036	1,141,792
6.25%, 1/15/29		3,289	4,247,884
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	950	1,007,000
5.13%, 5/15/23 (a)		3,934	3,963,505
5.13%, 2/15/25 (a)		6,686	6,610,783
Viacom, Inc., 3.88%, 4/01/24		750	750,488
Videotron Ltd.:
5.00%, 7/15/22		250	259,375
5.38%, 6/15/24 (a)		400	417,500
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		990	1,034,550
5.25%, 1/15/26 (a)		800	802,304
5.50%, 8/15/26 (a)		938	943,281
4.88%, 1/15/27	GBP	2,309	3,162,944
6.25%, 3/28/29		1,986	2,894,599
Walt Disney Co.:
5.50%, 3/15/19	USD	565	633,199

Corporate Bonds		Par (000)	Value
Media (continued)
2.75%, 8/16/21	USD	515	$539,034
4.13%, 6/01/44		500	543,223
WPP Finance 2010:
3.75%, 9/19/24		500	517,215
5.63%, 11/15/43		300	322,804
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	419	472,342
5.88%, 1/15/25 (a)	USD	2,441	2,416,590
Ziggo Secured Finance BV, 3.75%, 1/15/25	EUR	1,286	1,459,657

			265,430,762
Metals & Mining — 0.8%
Alcoa, Inc.:
5.72%, 2/23/19	USD	1,000	1,068,440
6.15%, 8/15/20		1,980	2,101,275
5.40%, 4/15/21		1,000	1,015,000
5.87%, 2/23/22		3,140	3,202,800
5.13%, 10/01/24		3,702	3,604,823
5.90%, 2/01/27		44	42,735
6.75%, 1/15/28		101	99,990
5.95%, 2/01/37		706	628,121
Aleris International, Inc., 9.50%, 4/01/21 (a)		360	376,200
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	410,025
7.88%, 8/15/23		200	164,000
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	280	316,524
2.50%, 9/18/18		700	791,589
9.38%, 4/08/19 (a)	USD	500	547,500
3.63%, 5/14/20 (a)		600	564,000
4.45%, 9/27/20 (a)		425	401,625
2.88%, 11/20/20	EUR	600	630,458
3.50%, 3/28/22		1,130	1,184,342
4.13%, 9/27/22 (a)	USD	700	633,500
3.25%, 4/03/23	EUR	220	225,501
4.88%, 5/14/25 (a)	USD	400	365,120
ArcelorMittal:
6.13%, 6/01/18		1,813	1,879,863
10.85%, 6/01/19		1,000	1,145,000
5.13%, 6/01/20		615	605,775
6.25%, 8/05/20		600	615,000
6.50%, 3/01/21		900	920,250
7.25%, 2/25/22		626	658,474
6.13%, 6/01/25		750	733,125
8.00%, 10/15/39		1,400	1,302,000
7.75%, 3/01/41		1,020	943,500
Barrick Gold Corp., 4.10%, 5/01/23		1,305	1,347,530
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17		805	807,415
5.00%, 9/30/43		435	485,843
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (a)		634	646,680
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,300,527
Constellium NV:
4.63%, 5/15/21	EUR	420	408,304
8.00%, 1/15/23 (a)	USD	1,485	1,273,387
5.75%, 5/15/24 (a)		1,300	984,750
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	69,000
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	541,125
7.00%, 2/15/21 (a)		1,235	1,006,525
7.25%, 5/15/22 (a)		705	553,425
FMG Resources August 2006 Pty. Ltd.:
8.25%, 11/01/19 (a)		350	365,593

28	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
9.75%, 3/01/22 (a)	USD	2,689	$2,826,946
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		500	483,750
2.38%, 3/15/18		5,970	5,731,200
3.10%, 3/15/20		1,585	1,426,500
4.00%, 11/14/21		760	672,600
3.55%, 3/01/22		5,100	4,258,500
3.88%, 3/15/23		5,912	4,951,300
4.55%, 11/14/24		600	504,750
5.40%, 11/14/34		3,305	2,527,995
5.45%, 3/15/43		2,076	1,557,000
Glencore Canada Financial Corp., 7.38%, 5/27/20	GBP	230	360,886
Glencore Finance Europe SA:
6.00%, 4/03/22		145	213,986
3.75%, 4/01/26	EUR	470	524,184
IAMGOLD Corp., 6.75%, 10/01/20 (a)	USD	362	292,134
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		395	363,894
JSW Steel Ltd., 4.75%, 11/12/19		680	599,216
Kinross Gold Corp., 5.13%, 9/01/21		300	297,000
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	303,000
7.88%, 11/01/22 (a)		50	50,625
New Gold, Inc., 6.25%, 11/15/22 (a)		350	322,000
Newcrest Finance Property Ltd.:
4.45%, 11/15/21		2,369	2,385,796
4.20%, 10/01/22		430	423,294
Newmont Mining Corp., 4.88%, 3/15/42		850	794,437
Novelis, Inc.:
8.38%, 12/15/17		3,870	3,942,563
8.75%, 12/15/20		4,828	4,984,910
Nucor Corp., 4.00%, 8/01/23		500	523,736
Ovako AB, 6.50%, 6/01/19	EUR	163	139,983
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	527,611
3.50%, 11/02/20		505	531,774
3.75%, 9/20/21		695	737,326
3.75%, 6/15/25		500	512,523
Southern Copper Corp.:
5.38%, 4/16/20		1,150	1,242,731
5.88%, 4/23/45		950	870,909
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	3,123,737
6.38%, 8/15/22		2,340	2,462,850
5.50%, 10/01/24		275	279,469
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	280,755
Teck Cominco Ltd., 6.13%, 10/01/35		450	333,000
Teck Resources Ltd.:
2.50%, 2/01/18		1,468	1,394,600
3.00%, 3/01/19		1,278	1,166,175
4.50%, 1/15/21		1,019	868,697
4.75%, 1/15/22		536	444,880
3.75%, 2/01/23		1,305	1,004,850
6.00%, 8/15/40		400	290,876
6.25%, 7/15/41		650	490,750
5.20%, 3/01/42		300	215,157
5.40%, 2/01/43		300	213,000
United States Steel Corp.:
7.00%, 2/01/18		275	280,500
7.38%, 4/01/20		500	471,250
Vale Overseas Ltd., 4.38%, 1/11/22		750	693,750
Vale SA, 5.63%, 9/11/42		300	237,000

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Vedanta Resources PLC:
6.00%, 1/31/19	USD	3,000	$2,505,300
8.25%, 6/07/21		1,908	1,516,860

			101,125,174
Multiline Retail — 0.2%
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		662	687,653
5.75%, 3/01/23 (a)		11,726	12,521,023
Hema Bondco I BV, 6.25%, 6/15/19	EUR	408	362,067
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	2,026	2,871,491
New Look Senior Issuer PLC, 8.00%, 7/01/23		1,200	1,649,936
Target Corp., 4.00%, 7/01/42	USD	975	1,031,930

			19,124,100
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	617,570
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18		1,000	1,081,108
4.50%, 2/01/45		1,250	1,386,937
Black Hills Corp., 2.50%, 1/11/19		380	385,991
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	552,538
4.50%, 12/01/45		750	833,960
4.63%, 12/01/54		250	275,897
Consumers Energy Co., 2.85%, 5/15/22		500	515,224
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	1,030,443
4.60%, 12/15/44		200	199,106
Dominion Resources, Inc.:
2.75%, 9/15/22		1,000	1,001,182
4.70%, 12/01/44		750	798,363
DTE Electric Co.:
4.30%, 7/01/44		250	276,039
3.70%, 3/15/45		320	325,178
NiSource Finance Corp., 5.65%, 2/01/45		500	599,936
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	548,947
6.05%, 3/01/34		1,585	2,104,704
5.80%, 3/01/37		250	316,245
4.75%, 2/15/44		295	342,018
4.25%, 3/15/46		400	439,065
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	507,599
4.00%, 6/01/44		170	180,637
4.15%, 11/01/45		1,200	1,321,831
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	569,136
Sempra Energy:
2.85%, 11/15/20		1,200	1,228,818
3.75%, 11/15/25		1,000	1,045,737
SGSP Australia Assets Pty. Ltd., 3.30%, 4/09/23		510	506,611
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	458,274
Southern California Gas Co., 3.15%, 9/15/24		800	840,119
Tampa Electric Co., 6.15%, 5/15/37		250	320,676
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	1,003,513
4.65%, 8/15/43		450	510,277
4.20%, 5/15/45		1,000	1,076,470
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,049,773

			24,249,922

BLACKROCK FUNDS II	APRIL 30, 2016	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.8%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	USD	307	$291,208
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/20		350	361,477
7.00%, 5/20/22		625	660,156
Anadarko Finance Co., 7.50%, 5/01/31		152	174,310
Anadarko Petroleum Corp., 0.00%, 10/10/36 (m)		40,674	15,049,380
Antero Resources Corp.:
6.00%, 12/01/20		400	400,836
5.38%, 11/01/21		675	653,063
5.13%, 12/01/22		1,005	964,800
5.63%, 6/01/23		300	291,000
APT Pipelines Ltd.:
3.88%, 10/11/22		590	601,387
4.20%, 3/23/25		3,000	3,012,750
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/49 (i)		1,500	261,975
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	725,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)		500	442,500
Buckeye Partners LP:
4.88%, 2/01/21		1,000	1,035,119
5.60%, 10/15/44		500	441,531
California Resources Corp., 8.00%, 12/15/22 (a)		1,264	869,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21		600	414,000
Canadian Natural Resources Ltd.:
3.45%, 11/15/21		750	728,155
3.90%, 2/01/25		1,550	1,465,193
Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)		200	217,800
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	700,800
Cenovus Energy, Inc.:
5.70%, 10/15/19		1,041	1,079,397
3.00%, 8/15/22		454	407,251
3.80%, 9/15/23		420	378,736
6.75%, 11/15/39		1,576	1,530,458
4.45%, 9/15/42		550	425,884
5.20%, 9/15/43		115	95,306
Chevron Corp.:
1.10%, 12/05/17		1,500	1,500,873
1.37%, 3/02/18		1,000	1,004,199
2.43%, 6/24/20		565	580,534
2.41%, 3/03/22		570	577,339
3.19%, 6/24/23		435	455,949
Comstock Resources, Inc., 10.00%, 3/15/20 (a)		450	297,000
Concho Resources, Inc.:
7.00%, 1/15/21		100	103,750
6.50%, 1/15/22		900	936,000
5.50%, 10/01/22		100	100,875
5.50%, 4/01/23		1,000	1,007,500
Conoco Funding Co., 7.25%, 10/15/31		435	520,146
ConocoPhillips Co.:
1.50%, 5/15/18		600	596,809
5.75%, 2/01/19		930	1,024,029
2.40%, 12/15/22		505	490,129
6.50%, 2/01/39		745	924,378
CONSOL Energy, Inc.:
5.88%, 4/15/22		3,857	3,210,953
8.00%, 4/01/23		255	217,388
Continental Resources, Inc.:
5.00%, 9/15/22		1,825	1,704,094
4.50%, 4/15/23		1,685	1,504,916
3.80%, 6/01/24		3,530	3,009,325

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.90%, 6/01/44	USD	625	$503,125
Corral Petroleum Holdings AB, 11.75%, 5/15/21	EUR	100	112,877
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.13%, 3/01/22	USD	225	205,313
6.25%, 4/01/23 (a)		1,190	1,085,875
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		2,060	2,080,600
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	309,750
DCP Midstream LLC:
5.35%, 3/15/20 (a)		350	332,500
4.75%, 9/30/21 (a)		600	546,000
DCP Midstream Operating LP:
2.50%, 12/01/17		750	725,625
3.88%, 3/15/23		300	264,750
Denbury Resources, Inc.:
5.50%, 5/01/22		704	452,320
4.63%, 7/15/23		705	414,187
Diamondback Energy, Inc., 7.63%, 10/01/21		1,209	1,289,096
Enbridge Energy Partners LP, 7.38%, 10/15/45		350	388,393
Enbridge, Inc., 4.00%, 10/01/23		800	780,594
Encana Corp.:
3.90%, 11/15/21		618	565,470
6.50%, 8/15/34		805	742,170
6.63%, 8/15/37		487	443,170
6.50%, 2/01/38		2,234	1,999,430
5.15%, 11/15/41		961	725,555
Energy Transfer Equity LP:
7.50%, 10/15/20		991	998,433
5.88%, 1/15/24		2,991	2,796,585
5.50%, 6/01/27		1,310	1,124,334
Energy Transfer Partners LP:
4.15%, 10/01/20		1,000	988,164
5.15%, 2/01/43		500	423,520
6.13%, 12/15/45		600	574,194
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,000	1,016,469
3.70%, 2/15/26		500	508,560
4.90%, 5/15/46		1,225	1,239,907
4.95%, 10/15/54		325	304,064
Exxon Mobil Corp.:
1.71%, 3/01/19		1,500	1,520,643
2.22%, 3/01/21		795	809,925
2.40%, 3/06/22		900	918,569
3.18%, 3/15/24		465	491,465
2.71%, 3/06/25		500	510,083
3.57%, 3/06/45		515	503,223
4.11%, 3/01/46		345	367,550
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		1,092	1,031,940
6.63%, 5/01/21		690	651,187
6.88%, 2/15/23		500	450,000
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		2,145	2,016,300
6.75%, 8/01/22		1,285	1,233,664
5.63%, 6/15/24		180	162,900
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	336,000
GNL Quintero SA, 4.63%, 7/31/29		1,260	1,272,600
Greenko Dutch BV, 8.00%, 8/01/19		1,460	1,562,200
Gulfport Energy Corp.:
7.75%, 11/01/20		900	909,000

30	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.63%, 5/01/23	USD	123	$119,310
Hess Corp., 3.50%, 7/15/24		750	709,422
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
7.63%, 4/15/21 (a)		260	265,200
5.00%, 12/01/24 (a)		100	93,000
5.75%, 10/01/25 (a)		550	518,375
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38		500	523,372
Kinder Morgan, Inc.:
3.05%, 12/01/19		800	795,500
4.30%, 6/01/25		1,200	1,189,422
5.30%, 12/01/34		450	411,530
5.55%, 6/01/45		600	559,009
Laredo Petroleum, Inc., 7.38%, 5/01/22		500	490,000
Magellan Midstream Partners LP:
5.00%, 3/01/26		680	750,609
4.20%, 3/15/45		600	539,428
Marathon Oil Corp., 5.20%, 6/01/45		1,195	1,012,623
Marathon Petroleum Corp.:
2.70%, 12/14/18		1,500	1,527,295
4.75%, 9/15/44		500	417,910
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,514	2,758,490
6.38%, 1/30/23 (a)		1,180	899,018
7.00%, 3/31/24 (a)		1,733	1,360,405
Memorial Resource Development Corp., 5.88%, 7/01/22		112	101,920
Murphy Oil Corp.:
2.50%, 12/01/17		350	345,038
4.00%, 6/01/22		300	263,561
3.70%, 12/01/22		350	307,787
Newfield Exploration Co.:
5.75%, 1/30/22		600	609,750
5.63%, 7/01/24		600	610,500
5.38%, 1/01/26		485	480,150
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)		2,250	2,323,125
Noble Energy, Inc., 5.05%, 11/15/44		500	473,355
Noble Group Ltd.:
6.75%, 1/29/20		3,750	2,643,375
6.75%, 1/29/20 (a)		650	458,185
Noble Holding International Ltd.:
4.63%, 3/01/21		145	117,088
6.95%, 4/01/25		385	316,663
5.25%, 3/15/42		325	201,500
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,090,134
2.60%, 4/15/22		975	986,771
3.50%, 6/15/25		1,960	2,057,516
4.63%, 6/15/45		125	137,977
4.40%, 4/15/46		595	634,318
ONEOK Partners LP:
4.90%, 3/15/25		935	945,283
6.13%, 2/01/41		500	473,780
ONEOK, Inc.:
4.25%, 2/01/22		400	352,000
7.50%, 9/01/23		300	303,750
PBF Holding Co. LLC/PBF Finance Corp.:
8.25%, 2/15/20		600	625,500
7.00%, 11/15/23 (a)		285	277,875
PDC Energy, Inc., 7.75%, 10/15/22		50	51,750
Petro-Canada, 6.80%, 5/15/38		775	915,002
Phillips 66:
4.30%, 4/01/22		1,750	1,902,252
4.88%, 11/15/44		1,000	1,080,986
Phillips 66 Partners LP, 2.65%, 2/15/20		750	730,543

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 3.45%, 1/15/21	USD	315	$319,658
Precision Drilling Corp., 6.63%, 11/15/20		450	401,063
Pride International, Inc., 6.88%, 8/15/20		600	559,500
Puma International Financing SA, 6.75%, 2/01/21 (a)		600	589,560
QEP Resources, Inc.:
6.88%, 3/01/21		1,052	1,041,480
5.38%, 10/01/22		2,710	2,567,725
5.25%, 5/01/23		405	380,700
Range Resources Corp.:
5.75%, 6/01/21		400	386,000
5.00%, 8/15/22		150	140,063
5.00%, 3/15/23		2,190	2,020,275
4.88%, 5/15/25		250	231,563
Reliance Holding USA, Inc., 5.40%, 2/14/22		5,000	5,539,665
Reliance Industries Ltd., 4.13%, 1/28/25		1,500	1,531,293
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	1,000	986,465
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)	USD	641	663,435
6.00%, 1/15/19 (a)		585	596,700
5.63%, 4/15/20 (a)		640	635,200
6.88%, 4/15/40 (a)		300	264,000
RSP Permian, Inc., 6.63%, 10/01/22		982	1,013,915
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,650	1,639,687
6.25%, 3/15/22		625	632,813
5.63%, 4/15/23		1,203	1,178,940
5.75%, 5/15/24		8,157	7,891,897
5.63%, 3/01/25		1,569	1,529,775
Sabine Pass LNG LP, 7.50%, 11/30/16		4,235	4,332,934
Sanchez Energy Corp.:
7.75%, 6/15/21		2,219	1,825,127
6.13%, 1/15/23		889	664,527
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	4,898	5,917,510
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)	USD	6,715	6,916,450
6.75%, 5/01/23 (a)		194	191,090
Shell International Finance BV:
4.30%, 9/22/19		960	1,044,165
2.13%, 5/11/20		1,000	1,013,469
3.25%, 5/11/25		775	801,589
4.13%, 5/11/35		250	265,574
6.38%, 12/15/38		560	728,096
4.38%, 5/11/45		750	798,283
SM Energy Co.:
6.13%, 11/15/22		1,161	1,050,705
6.50%, 1/01/23		578	528,870
5.00%, 1/15/24		3,272	2,723,940
5.63%, 6/01/25		600	504,000
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	580,073
Southwestern Energy Co.:
3.30%, 1/23/18		1,674	1,581,930
7.50%, 2/01/18		830	815,475
4.05%, 1/23/20		550	495,000
4.10%, 3/15/22		650	525,687
4.95%, 1/23/25		600	522,000
Spectra Energy Partners LP, 4.50%, 3/15/45		600	572,805
Suncor Energy, Inc., 6.10%, 6/01/18		700	750,591
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		325	295,733
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20 (a)		500	500,000

BLACKROCK FUNDS II	APRIL 30, 2016	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.25%, 4/15/21 (a)	USD	450	$455,625
6.38%, 4/01/23 (a)		610	619,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/18		950	955,339
4.13%, 11/15/19		1,840	1,784,800
6.38%, 8/01/22		255	257,550
5.25%, 5/01/23		100	96,000
4.25%, 11/15/23		500	460,940
6.75%, 3/15/24 (a)		400	407,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		475	484,500
6.13%, 10/15/21		560	572,600
6.25%, 10/15/22		1,272	1,303,800
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	155,133
3.13%, 1/15/19		700	715,707
3.80%, 10/01/20		615	645,045
2.50%, 8/01/22		225	216,858
4.88%, 1/15/26		1,970	2,166,472
4.63%, 3/01/34		235	239,854
6.10%, 6/01/40		200	233,499
5.00%, 10/16/43		215	217,995
Unit Corp., 6.63%, 5/15/21		500	338,750
Valero Energy Corp.:
3.65%, 3/15/25		500	503,711
6.63%, 6/15/37		860	966,462
4.90%, 3/15/45		300	279,725
Western Gas Partners LP, 3.95%, 6/01/25		200	179,814
Whiting Petroleum Corp.:
5.00%, 3/15/19		211	186,735
1.25%, 4/01/20 (a)(l)		2,580	1,947,900
5.75%, 3/15/21		820	682,650
Williams Cos., Inc.:
3.70%, 1/15/23		550	461,885
4.55%, 6/24/24		1,477	1,272,982
5.75%, 6/24/44		400	312,000
Williams Partners LP:
4.13%, 11/15/20		1,700	1,600,446
4.00%, 11/15/21		500	462,881
3.60%, 3/15/22		750	677,113
4.00%, 9/15/25		100	87,608
5.40%, 3/04/44		250	208,474
5.10%, 9/15/45		440	359,002
WPX Energy, Inc.:
5.25%, 1/15/17		140	141,925
7.50%, 8/01/20		745	709,613
6.00%, 1/15/22		2,592	2,332,800
8.25%, 8/01/23		1,335	1,254,900
5.25%, 9/15/24		2,200	1,852,400

			226,384,927
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		2,425	2,403,781
Resolute Forest Products, Inc., 5.88%, 5/15/23		450	338,625
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	200	233,019
Suzano Trading Ltd., 5.88%, 1/23/21	USD	2,340	2,386,800

			5,362,225
Personal Products — 0.0%
Avon Products, Inc.:
6.35%, 3/15/20		500	423,750
6.75%, 3/15/23		200	146,000
Douglas GmbH, 6.25%, 7/15/22	EUR	544	671,964

Corporate Bonds		Par (000)	Value
Personal Products (continued)
Edgewell Personal Care Co., 4.70%, 5/19/21	USD	750	$783,217
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	95,250
NBTY, Inc.:
9.00%, 10/01/18		100	102,209
7.63%, 5/15/21 (a)		2,405	2,459,113
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	304,875

			4,986,378
Pharmaceuticals — 0.7%
Actavis Funding SCS:
2.35%, 3/12/18		3,480	3,518,103
3.00%, 3/12/20		2,000	2,042,878
3.80%, 3/15/25		7,475	7,674,351
4.55%, 3/15/35		500	500,175
4.75%, 3/15/45		12,047	12,185,878
Actavis, Inc., 1.88%, 10/01/17		4,706	4,719,299
AstraZeneca PLC:
6.45%, 9/15/37		495	662,732
4.38%, 11/16/45		750	812,032
Bristol-Myers Squibb Co.:
2.00%, 8/01/22		695	699,474
5.88%, 11/15/36		675	864,159
3.25%, 8/01/42		350	335,934
Eli Lilly & Co.:
1.95%, 3/15/19		425	435,078
3.70%, 3/01/45		460	476,790
Endo International PLC:
5.75%, 1/15/22 (a)		100	98,000
7.75%, 1/15/22 (a)		990	1,024,650
5.88%, 1/15/23 (a)		400	383,000
6.00%, 7/15/23 (a)		2,497	2,450,181
6.00%, 2/01/25 (a)		3,571	3,410,305
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		1,000	1,046,412
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	545,700
6.38%, 5/15/38		885	1,221,216
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		2,703	2,784,090
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	77,250
Johnson & Johnson:
2.05%, 3/01/23		270	272,329
4.38%, 12/05/33		705	813,471
3.55%, 3/01/36		270	284,945
3.70%, 3/01/46		1,240	1,316,980
Merck & Co., Inc.:
2.35%, 2/10/22		140	142,716
2.75%, 2/10/25		250	257,357
4.15%, 5/18/43		595	654,956
3.70%, 2/10/45		500	511,289
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,261,196
4.40%, 5/06/44		765	890,980
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,104,018
Pfizer, Inc.:
6.20%, 3/15/19		1,250	1,417,407
3.40%, 5/15/24		1,130	1,222,880
7.20%, 3/15/39		905	1,335,308
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)		550	563,063
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,065	1,027,725
5.38%, 3/15/20 (a)		2,574	2,279,599
7.00%, 10/01/20 (a)		1,053	968,760

32	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
6.38%, 10/15/20 (a)	USD	3,651	$3,308,719
7.50%, 7/15/21 (a)		4,458	4,079,070
6.75%, 8/15/21 (a)		500	440,000
5.63%, 12/01/21 (a)		3,649	3,092,527
7.25%, 7/15/22 (a)		350	308,875
5.50%, 3/01/23 (a)		744	632,400
4.50%, 5/15/23	EUR	3,743	3,407,325
5.88%, 5/15/23 (a)	USD	2,983	2,498,263
6.13%, 4/15/25 (a)		2,323	1,940,588
Zoetis, Inc.:
3.45%, 11/13/20		245	252,347
4.70%, 2/01/43		400	392,094

			85,644,874
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	725	888,443
Verisk Analytics, Inc.:
5.80%, 5/01/21	USD	1,000	1,139,887
4.00%, 6/15/25		200	204,670
5.50%, 6/15/45		600	590,875

			2,823,875
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
2.80%, 6/01/20		1,000	1,011,257
3.30%, 2/15/21		290	298,947
5.00%, 2/15/24		1,000	1,110,757
4.40%, 2/15/26		695	749,074
AvalonBay Communities, Inc., 5.70%, 3/15/17		385	399,111
Boston Properties LP, 5.63%, 11/15/20		1,000	1,137,690
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		750	793,827
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		1,500	1,421,250
Corrections Corp. of America, 4.63%, 5/01/23		1,071	1,091,081
Crown Castle International Corp.:
3.40%, 2/15/21		1,000	1,035,795
4.45%, 2/15/26		1,400	1,503,844
3.70%, 6/15/26		145	147,228
DDR Corp., 4.25%, 2/01/26		600	614,183
Digital Realty Trust LP, 3.40%, 10/01/20		1,200	1,233,636
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	393,750
ERP Operating LP, 5.75%, 6/15/17		441	463,112
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		3,222	3,177,697
FelCor Lodging LP, 5.63%, 3/01/23		250	256,875
GEO Group, Inc.:
5.88%, 1/15/22		135	137,700
5.88%, 10/15/24		870	887,400
6.00%, 4/15/26		575	589,087
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	128,750
4.88%, 11/01/20		1,025	1,081,375
4.38%, 4/15/21		239	244,378
5.38%, 11/01/23		250	260,313
5.38%, 4/15/26		958	998,715
Goodman Funding Pty. Ltd., 6.00%, 3/02/22		1,400	1,591,002
HCP, Inc.:
6.30%, 9/15/16		674	685,585
6.00%, 1/30/17		2,363	2,436,430
6.70%, 1/30/18		1,234	1,330,375
4.00%, 6/01/25		750	742,094
6.75%, 2/01/41		500	588,807
Hospitality Properties Trust:
5.63%, 3/15/17		1,000	1,029,696
4.25%, 2/15/21		1,000	1,027,608
5.00%, 8/15/22		1,000	1,057,693

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)	USD	1,660	$1,755,450
6.00%, 8/15/23		1,660	1,763,750
5.75%, 8/15/24		850	873,375
iStar, Inc.:
4.00%, 11/01/17		100	98,500
5.00%, 7/01/19		725	703,250
Kimco Realty Corp.:
5.70%, 5/01/17		1,000	1,039,185
3.40%, 11/01/22		1,000	1,023,705
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 3/01/24		255	271,575
Omega Healthcare Investors, Inc., 5.25%, 1/15/26		750	767,320
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		377	387,368
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	202,000
Simon Property Group LP:
2.15%, 9/15/17		1,250	1,264,487
2.50%, 9/01/20		1,900	1,945,851
4.38%, 3/01/21		500	552,633
3.38%, 10/01/24		650	689,401
6.75%, 2/01/40		200	278,028
4.75%, 3/15/42		800	896,624
4.25%, 10/01/44		395	403,922
Ventas Realty LP, 1.55%, 9/26/16		1,112	1,113,622
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/18		2,500	2,507,115
4.75%, 6/01/21		1,000	1,103,266
Vereit Operating Partnership LP:
3.00%, 2/06/19		600	588,000
4.60%, 2/06/24		200	200,076
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	764,256
Welltower, Inc.:
4.70%, 9/15/17		440	456,245
2.25%, 3/15/18		3,110	3,137,825
4.13%, 4/01/19		1,000	1,051,275
5.25%, 1/15/22		1,000	1,108,580

			58,602,806
Real Estate Management & Development — 0.4%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	3,064,780
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	1,671	2,796,337
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,500	1,754,494
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	5,229,500
CBRE Services, Inc., 5.25%, 3/15/25		425	442,224
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		900	968,702
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		3,650	3,823,317
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		584	584,000
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	2,015,000
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,303,788
10.75%, 1/22/20	USD	3,600	3,735,000
Howard Hughes Corp., 6.88%, 10/01/21 (a)		125	126,563
Jababeka International BV, 7.50%, 9/24/19		867	878,914
Kennedy-Wilson, Inc., 5.88%, 4/01/24		435	425,213
Lodha Developers International Ltd., 12.00%, 3/13/20		900	867,330
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19		5,000	5,187,460

BLACKROCK FUNDS II	APRIL 30, 2016	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)	USD	617	$640,137
5.25%, 12/01/21 (a)		1,295	1,353,275
Shui On Development Holding Ltd., 6.88%, 2/26/17	CNH	9,300	1,432,893
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	680	747,708
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	2,763	3,932,158
6.46%, 3/30/32		500	616,575
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	15,000	2,315,350
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,298,400
VLL International, Inc., 7.38%, 6/18/22		1,500	1,518,750
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		6,000	6,328,230

			56,386,098
Road & Rail — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.88%, 11/15/17		1,450	1,468,560
5.50%, 4/01/23		500	477,900
5.25%, 3/15/25 (a)		2,190	2,009,325
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		750	793,731
3.65%, 9/01/25		750	817,336
6.15%, 5/01/37		750	970,513
4.45%, 3/15/43		500	547,501
4.15%, 4/01/45		500	531,559
Canadian National Railway Co.:
2.95%, 11/21/24		865	903,755
6.20%, 6/01/36		400	533,840
CSX Corp., 3.70%, 10/30/20		750	800,085
EC Finance PLC, 5.13%, 7/15/21	EUR	1,000	1,200,018
Hertz Corp.:
4.25%, 4/01/18	USD	4,470	4,514,700
6.75%, 4/15/19		2,325	2,366,222
5.88%, 10/15/20		500	507,755
7.38%, 1/15/21		1,020	1,051,875
6.25%, 10/15/22		350	352,447
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	2,684,766
Kansas City Southern, 1.33%, 10/28/16 (a)(b)	USD	1,240	1,231,252
Norfolk Southern Corp.:
3.85%, 1/15/24		500	531,637
4.45%, 6/15/45		500	539,561
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	540,890
3.38%, 3/15/18 (a)		1,770	1,808,117
2.88%, 7/17/18 (a)		1,941	1,956,386
2.50%, 6/15/19 (a)		1,300	1,298,413
Ryder System, Inc.:
2.45%, 11/15/18		620	625,392
2.50%, 5/11/20		885	880,568
Silk Bidco A/S, 7.50%, 2/01/22	EUR	1,753	2,062,483
Union Pacific Corp., 4.15%, 1/15/45	USD	450	474,895

			34,481,482
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 6.38%, 10/01/22		375	357,188
Analog Devices, Inc.:
2.88%, 6/01/23		235	238,325
3.90%, 12/15/25		400	434,704
Applied Materials, Inc., 3.90%, 10/01/25		770	821,380
Global A&T Electronics Ltd.:
10.00%, 2/01/19		3,300	2,029,500

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
10.00%, 2/01/19	USD	3,100	$1,906,500
Intel Corp.:
2.45%, 7/29/20		335	346,427
3.10%, 7/29/22		510	541,286
2.70%, 12/15/22		500	518,319
3.70%, 7/29/25		600	659,822
4.80%, 10/01/41		615	696,469
4.90%, 7/29/45		265	303,421
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,637,128
Micron Technology, Inc.:
5.88%, 2/15/22		275	242,688
5.25%, 8/01/23 (a)		750	606,007
5.25%, 1/15/24 (a)		350	280,875
5.50%, 2/01/25		835	676,350
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	614,250
4.13%, 6/15/20 (a)		1,670	1,715,925
5.75%, 2/15/21 (a)		200	209,500
4.63%, 6/15/22 (a)		300	311,250
Qorvo, Inc., 7.00%, 12/01/25 (a)		400	410,000
QUALCOMM, Inc., 4.80%, 5/20/45		50	50,622
Texas Instruments, Inc., 1.65%, 8/03/19		500	504,956
Xilinx, Inc., 2.13%, 3/15/19		300	302,555

			16,415,447
Software — 0.3%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		1,500	1,578,750
6.13%, 9/15/23 (a)		175	190,531
Adobe Systems, Inc., 4.75%, 2/01/20		1,000	1,103,800
Autodesk, Inc., 1.95%, 12/15/17		1,000	994,858
Electronic Arts, Inc.:
3.70%, 3/01/21		335	350,253
4.80%, 3/01/26		680	716,766
First Data Corp.:
6.75%, 11/01/20 (a)		954	1,001,700
5.38%, 8/15/23 (a)		1,856	1,918,640
7.00%, 12/01/23 (a)		5,493	5,644,057
5.00%, 1/15/24 (a)		2,469	2,493,690
5.75%, 1/15/24 (a)		6,640	6,739,600
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		325	342,469
6.50%, 5/15/22		2,561	2,363,829
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		274	266,465
Microsoft Corp.:
2.38%, 2/12/22		1,325	1,367,574
2.38%, 5/01/23		465	472,586
3.50%, 2/12/35		500	500,765
3.50%, 11/15/42		605	590,306
3.75%, 2/12/45		350	348,455
4.45%, 11/03/45		1,285	1,426,033
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,204	2,253,590
Oracle Corp.:
2.50%, 10/15/22		1,145	1,168,477
3.25%, 5/15/30		500	513,643
4.30%, 7/08/34		500	534,289
5.38%, 7/15/40		495	601,160
4.13%, 5/15/45		750	776,435
Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)		300	296,625
Rolta Americas LLC, 8.88%, 7/24/19		1,671	668,400

34	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Software (continued)
Rolta LLC, 10.75%, 5/16/18	USD	400	$212,000
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		2,398	2,487,925

			39,923,671
Specialty Retail — 0.3%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	190	211,143
Advance Auto Parts, Inc.:
5.75%, 5/01/20	USD	1,500	1,639,409
4.50%, 1/15/22		1,350	1,440,956
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		1,255	1,283,237
Asbury Automotive Group, Inc., 6.00%, 12/15/24		997	1,029,403
AutoZone, Inc.:
2.50%, 4/15/21		1,500	1,506,501
3.13%, 4/21/26		605	610,497
Bed Bath & Beyond, Inc., 4.92%, 8/01/34		250	238,642
Best Buy Co., Inc.:
5.00%, 8/01/18		1,000	1,056,840
5.50%, 3/15/21		500	533,750
CST Brands, Inc., 5.00%, 5/01/23		1,103	1,114,703
Dufry Finance SCA, 4.50%, 7/15/22	EUR	980	1,193,689
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21	USD	100	95,250
6.75%, 6/15/23 (a)		500	466,250
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	272,250
Guitar Center, Inc., 6.50%, 4/15/19 (a)		350	317,625
Home Depot, Inc.:
2.00%, 6/15/19		810	828,808
2.00%, 4/01/21		470	475,679
3.75%, 2/15/24		825	914,145
3.35%, 9/15/25		105	113,705
3.00%, 4/01/26		275	287,583
5.88%, 12/16/36		935	1,228,994
4.88%, 2/15/44		215	253,830
4.40%, 3/15/45		250	280,280
4.25%, 4/01/46		200	220,604
House of Fraser Funding PLC, 6.34%, 9/15/20 (b)	GBP	135	195,362
IT Ltd., 6.25%, 5/15/18	CNH	24,100	3,425,554
L Brands, Inc.:
6.90%, 7/15/17	USD	500	531,250
8.50%, 6/15/19		100	118,000
6.63%, 4/01/21		850	966,875
5.63%, 2/15/22		950	1,048,563
5.63%, 10/15/23		325	358,313
6.88%, 11/01/35		2,400	2,640,000
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	903,425
3.38%, 9/15/25		195	208,749
6.65%, 9/15/37		150	206,862
5.00%, 9/15/43		205	244,722
4.25%, 9/15/44		400	430,969
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		2,080	1,809,600
O’Reilly Automotive, Inc., 3.55%, 3/15/26		785	817,549
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		2,400	2,430,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		2,224	2,296,280
5.38%, 12/01/24		304	306,280
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		1,370	1,435,075
5.63%, 12/01/25		470	501,725
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.50%, 6/01/24		350	345,800

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	$980,348
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (a)	USD	325	290,875
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		500	483,750
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	241,161

			40,830,860
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc.:
1.70%, 2/22/19	USD	300	304,100
1.75%, 2/23/21 (b)		1,780	1,803,888
2.85%, 5/06/21		750	788,163
2.70%, 5/13/22		500	516,247
2.40%, 5/03/23		705	708,116
3.20%, 5/13/25		950	996,567
3.25%, 2/23/26		2,010	2,102,792
4.50%, 2/23/36		500	545,026
3.45%, 2/09/45		650	592,288
4.65%, 2/23/46		640	702,828
Dell, Inc., 5.88%, 6/15/19		375	391,875
Hewlett-Packard Co.:
4.30%, 6/01/21		750	788,617
6.00%, 9/15/41		325	305,821
NCR Corp.:
4.63%, 2/15/21		100	99,000
5.00%, 7/15/22		650	651,625
6.38%, 12/15/23		400	416,000
Seagate HDD Cayman:
4.75%, 1/01/25		175	133,277
4.88%, 6/01/27 (a)		300	210,907
Western Digital Corp.:
7.38%, 4/01/23 (a)		820	827,687
10.50%, 4/01/24 (a)		2,220	2,158,950

			15,043,774
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 6.38%, 12/15/20		750	776,250
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	193,118
Levi Strauss & Co.:
6.88%, 5/01/22		1,044	1,119,690
5.00%, 5/01/25		1,299	1,315,237
NIKE, Inc.:
3.63%, 5/01/43		250	254,052
3.88%, 11/01/45		1,055	1,118,590
PVH Corp., 4.50%, 12/15/22		275	284,281
Springs Industries, Inc., 6.25%, 6/01/21		640	651,200
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	595,204

			6,307,622
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	329,063
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,813,843
4.75%, 5/05/21		605	685,560
4.00%, 1/31/24		700	773,841
5.38%, 1/31/44		1,850	2,295,974
Philip Morris International, Inc.:
1.38%, 2/25/19		665	666,617
4.50%, 3/26/20		1,390	1,546,807
1.88%, 2/25/21		395	396,322
2.63%, 3/06/23		1,480	1,489,651
2.13%, 5/10/23		400	395,515

BLACKROCK FUNDS II	APRIL 30, 2016	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Tobacco (continued)
6.38%, 5/16/38	USD	925	$1,247,205
4.25%, 11/10/44		975	1,041,789
Reynolds American, Inc.:
3.50%, 8/04/16		1,870	1,882,662
2.30%, 6/12/18		3,320	3,384,680
3.25%, 6/12/20		2,021	2,119,227
4.45%, 6/12/25		500	553,733
5.70%, 8/15/35		550	656,519
5.85%, 8/15/45		1,125	1,380,913
Vector Group Ltd., 7.75%, 2/15/21		200	210,500

			22,541,358
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,305,500
3.38%, 1/15/19		750	756,247
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		800	844,000
5.63%, 10/01/24 (a)		590	613,600
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,255	1,262,907
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		1,000	1,062,500
GATX Corp.:
2.38%, 7/30/18		1,960	1,948,663
2.50%, 3/15/19		1,240	1,231,123
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	101,000
HD Supply, Inc.:
5.25%, 12/15/21 (a)		12,045	12,647,250
5.75%, 4/15/24 (a)		1,818	1,906,627
Neptune Orient Lines Ltd., 4.40%, 10/08/19	SGD	3,000	1,907,387
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	150	156,000
8.25%, 2/01/21		296	308,580
7.63%, 4/15/22		3,655	3,901,713
6.13%, 6/15/23		125	129,688
4.63%, 7/15/23		1,000	996,250
5.75%, 11/15/24		2,763	2,800,991
5.50%, 7/15/25		758	753,804

			37,633,830
Transportation Infrastructure — 0.0%
DP World Ltd., 3.25%, 5/18/20		277	281,476
Goodman HK Finance, 4.38%, 6/19/24		2,200	2,260,720
Swissport Investments SA, 6.75%, 12/15/21	EUR	1,980	2,423,081

			4,965,277
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 4.38%, 7/16/42	USD	500	493,037
Lynx I Corp., 6.00%, 4/15/21	GBP	1,971	2,992,254
Matterhorn Telecom Holding SA, 4.88%, 5/01/23	EUR	749	800,946
Matterhorn Telecom SA, 3.88%, 5/01/22		1,060	1,177,650
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	961,875
6.00%, 3/15/25 (a)		200	191,500
Nokia Oyi:
5.38%, 5/15/19		700	747,250
6.63%, 5/15/39		1,049	1,127,675
Rogers Communications, Inc.:
6.80%, 8/15/18		786	873,733
3.63%, 12/15/25		220	233,080
5.00%, 3/15/44		180	200,714
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		345	354,056
SBA Communications Corp., 4.88%, 7/15/22		350	352,408

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
SBA Telecommunications, Inc., 5.75%, 7/15/20	USD	2,350	$2,426,375
SoftBank Group Corp.:
4.50%, 4/15/20 (a)		1,600	1,617,120
4.75%, 7/30/25	EUR	785	955,048
5.25%, 7/30/27		1,958	2,331,700
Sprint Capital Corp.:
6.90%, 5/01/19	USD	1,295	1,184,925
6.88%, 11/15/28		2,570	1,908,225
8.75%, 3/15/32		1,127	895,965
Sprint Communications, Inc.:
6.00%, 12/01/16		800	804,000
9.13%, 3/01/17		500	515,625
8.38%, 8/15/17		200	204,000
9.00%, 11/15/18 (a)		13,196	13,954,770
7.00%, 3/01/20 (a)		150	153,938
7.00%, 8/15/20		1,290	1,070,700
6.00%, 11/15/22		1,100	809,061
Sprint Corp.:
7.25%, 9/15/21		1,923	1,552,823
7.88%, 9/15/23		3,745	2,921,100
7.13%, 6/15/24		2,942	2,206,500
7.63%, 2/15/25		1,090	821,587
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	510,000
6.54%, 4/28/20		1,510	1,557,187
6.63%, 11/15/20		1,000	1,035,000
6.25%, 4/01/21		1,500	1,563,750
6.63%, 4/28/21		5,440	5,732,400
6.13%, 1/15/22		125	131,485
6.73%, 4/28/22		1,275	1,341,937
6.00%, 3/01/23		2,260	2,373,000
6.63%, 4/01/23		1,000	1,068,750
6.84%, 4/28/23		625	666,406
6.50%, 1/15/24		1,513	1,611,345
6.00%, 4/15/24		450	470,813
6.38%, 3/01/25		2,790	2,929,500
6.50%, 1/15/26		2,832	3,001,920
United States Cellular Corp., 6.70%, 12/15/33		199	180,095
Vodafone Group PLC:
1.50%, 2/19/18		1,500	1,500,157
2.95%, 2/19/23		750	749,837
4.38%, 2/19/43		850	803,557

			74,066,779
Total Corporate Bonds — 24.1%			3,043,718,397

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.1%
Morgan Stanley BV (B/E Aerospace, Inc.),
16.35%, 6/27/16		155	7,361,355
Air Freight & Logistics — 0.1%
BNP Paribas Arbitrage Issuance BV (Deutsche Post AG), 22.29%, 6/29/16		236	6,217,556
Credit Suisse AG (Deutsche Post AG), 16.25%, 8/19/16		247	6,629,093

			12,846,649
Airlines — 0.5%
Deutsche Bank AG (Delta Air Lines, Inc.),
16.01%, 7/12/16		645	27,419,816
Morgan Stanley BV (JetBlue Airways Corp.):
17.23%, 7/15/16		772	15,418,726

36	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Airlines (continued)
16.82%, 7/18/16	USD	772	$15,399,106

			58,237,648
Auto Components — 0.3%
Canadian Imperial Bank of Commerce
(Goodyear Tire & Rubber Co.), 21.10%, 5/06/16		545	15,702,636
Deutsche Bank AG (Continental AG), 15.30%, 8/19/16		32	6,891,810
JP Morgan Structured Products BV (Bridgestone Corp.), 17.50%, 7/08/16		193	7,294,472
JP Morgan Structured Products BV (Denso Corp.):
16.46%, 6/24/16		146	5,750,858
16.63%, 6/24/16		43	1,701,793
JP Morgan Structured Products BV (Sumitomo Electric Industries Ltd.):
17.10%, 6/24/16		144	1,768,144
16.94%, 6/24/16		127	1,560,547

			40,670,260
Automobiles — 0.4%
Deutsche Bank AG (Volkswagen AG, Preference Shares), 22.43%, 7/19/16		71	10,412,422
JP Morgan Structured Products BV (Honda Motor Co. Ltd.):
17.90%, 6/24/16		334	9,277,669
17.75%, 6/24/16		220	6,122,308
JP Morgan Structured Products BV (Volkswagen AG, Preference Shares):
22.65%, 7/19/16		35	4,592,496
22.45%, 7/21/16		106	13,915,979

			44,320,874
Banks — 0.8%
Credit Suisse AG (Wells Fargo & Co.), 9.88%, 5/11/16		638	31,649,828
Goldman Sachs International (Citigroup, Inc.),
12.00%, 6/14/16		714	31,965,680
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 12.48%, 5/11/16		525	32,702,221

			96,317,729
Beverages — 0.2%
Credit Suisse AG (Coca-Cola Co.), 11.70%, 5/06/16		349	15,510,882
Royal Bank of Canada (Constellation Brands, Inc., Class A), 12.95%, 6/27/16		102	15,439,445

			30,950,327
Biotechnology — 1.0%
BNP Paribas Arbitrage Issuance BV (Amgen, Inc.), 15.55%, 7/08/16		202	31,971,005
Goldman Sachs International (Amgen, Inc.), 11.30%, 7/27/16		197	31,037,346
Morgan Stanley BV (Baxalta, Inc.):
10.35%, 6/14/16		385	15,398,380
10.37%, 6/16/16		385	15,362,619
Royal Bank of Canada (AbbVie, Inc.), 16.39%, 6/14/16		559	32,679,708

			126,449,058
Building Products — 0.2%
BNP Paribas S.A. (Owens Corning), 19.65%, 5/10/16		166	7,550,790
Canadian Imperial Bank of Commerce (Masco Corp.), 16.86%, 5/06/16		599	16,308,429

Equity-Linked Notes		Par (000)	Value
Building Products (continued)
Goldman Sachs International (Compagnie de Saint-Gobain), 16.90%, 8/19/16	USD	155	$7,061,214

			30,920,433
Capital Markets — 0.5%
Deutsche Bank AG (Charles Schwab Corp.),
18.20%, 7/13/16		1,062	30,016,091
Deutsche Bank AG (Morgan Stanley), 14.40%, 7/19/16		1,158	30,942,333

			60,958,424
Chemicals — 0.6%
Credit Suisse AG (Monsanto Co.), 14.65%, 7/19/16		364	32,351,346
JP Morgan Structured Products BV (Mitsubishi Chemical Holdings Corp.):
18.89%, 6/24/16		372	1,986,095
19.02%, 6/24/16		265	1,408,195
Merrill Lynch International & Co. (Dow Chemical Co.), 11.23%, 7/27/16		580	30,939,478
Merrill Lynch International & Co. (Linde AG):
18.00%, 7/27/16		34	5,156,232
17.80%, 7/28/16		34	5,156,232

			76,997,578
Commercial Services & Supplies — 0.1%
Merrill Lynch International & Co. (Aramark Corp.):
11.00%, 5/06/16		104	3,475,876
10.45%, 5/09/16		104	3,473,185
10.36%, 5/10/16		104	3,466,693
Merrill Lynch International & Co. (Cintas Corp.),
8.01%, 6/24/16		90	8,055,800

			18,471,554
Communications Equipment — 0.2%
Goldman Sachs International (Cisco Systems, Inc.), 11.40%, 7/12/16		1,129	30,978,444
Consumer Finance — 0.3%
Canadian Imperial Bank of Commerce (Capital One Financial Corp.), 11.87%, 5/11/16		486	33,098,654
Containers & Packaging — 0.1%
BNP Paribas S.A. (Sealed Air Corp.), 19.12%, 5/10/16		164	7,490,174
Royal Bank of Canada (Sealed Air Corp.),
13.49%, 6/14/16		157	7,379,376

			14,869,550
Diversified Telecommunication Services — 0.1%
BNP Paribas Arbitrage Issuance BV (Orange SA),
23.38%, 6/29/16		379	6,301,627
Electrical Equipment — 0.5%
BNP Paribas Arbitrage Issuance BV (Schneider Electric SE):
27.10%, 7/15/16		233	15,525,418
25.52%, 7/19/16		233	15,409,053
Credit Suisse AG (Legrand SA), 13.17%, 8/19/16		54	3,067,889
JP Morgan Structured Products BV (Nidec Corp.), 17.19%, 6/24/16		56	4,001,528
Merrill Lynch International & Co. (Nidec Corp.), 17.60%, 6/24/16		53	3,791,641
Nomura International Funding Pte. Ltd. (Emerson Electric Co.), 12.15%, 7/22/16		271	14,770,649

			56,566,178

BLACKROCK FUNDS II	APRIL 30, 2016	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing — 0.4%
Credit Suisse AG (CVS Health Corp.), 17.30%, 5/06/16	USD	165	$15,495,648
Nomura International Funding Pte. Ltd. (Kroger Co.), 11.84%, 6/13/16		801	28,500,885

			43,996,533
Food Products — 0.2%
Merrill Lynch International & Co. (Bunge Ltd.),
16.55%, 5/10/16		122	7,385,166
Nomura America Finance LLC (Tyson Foods, Inc.,
Class A), 14.56%, 5/04/16		248	16,027,488

			23,412,654
Health Care Equipment & Supplies — 0.0%
Goldman Sachs International (Essilor International SA), 13.80%, 7/27/16		26	3,337,135
Health Care Providers & Services — 0.9%
Canadian Imperial Bank of Commerce (Aetna, Inc.), 12.16%, 6/02/16		269	30,421,557
Canadian Imperial Bank of Commerce (Express Scripts Holding Co.), 9.39%, 7/18/16		416	30,535,296
Canadian Imperial Bank of Commerce (HCA Holdings, Inc.), 13.79%, 5/03/16		401	32,208,121
Nomura International Funding Pte. Ltd. (Charles River Laboratories International, Inc.),
18.21%, 7/08/16		12	990,730
SGA Société Générale Acceptance NV (McKesson Corp.), 9.99%, 6/14/16		94	15,554,993

			109,710,697
Hotels, Restaurants & Leisure — 0.5%
Nomura International Funding Pte. Ltd. (Hilton Worldwide Finance LLC):
12.81%, 7/25/16		699	15,514,555
12.81%, 7/26/16		699	15,514,555
Nomura International Funding Pte. Ltd. (Starbucks Corp.), 11.52%, 6/06/16		256	14,550,351
Royal Bank of Canada (Carnival Corp.), 16.52%, 6/27/16		312	15,274,471

			60,853,932
Household Durables — 0.3%
Canadian Imperial Bank of Commerce (Mohawk Industries, Inc.):
11.03%, 5/04/16		81	15,658,682
10.99%, 5/05/16		81	15,596,733

			31,255,415
Industrial Conglomerates — 0.2%
Deutsche Bank AG (Koninklijke Philips NV),
21.00%, 7/21/16		170	4,742,576
JP Morgan Structured Products BV (Koninklijke Philips NV):
22.85%, 7/19/16		371	9,149,235
22.55%, 7/21/16		201	4,953,176
21.70%, 7/25/16		371	9,149,235

			27,994,222
Insurance — 0.1%
Credit Suisse AG (Prudential Financial, Inc.),
19.55%, 5/11/16		243	16,117,381
Internet & Catalog Retail — 0.3%
BNP Paribas Arbitrage Issuance BV (Amazon.com, Inc.), 22.32%, 7/08/16		65	41,552,804
IT Services — 0.5%
Credit Suisse AG (International Business Machines Corp.), 13.16%, 6/02/16		215	31,019,709
Royal Bank of Canada (Sabre Corp.), 15.77%, 7/19/16		171	4,954,495

Equity-Linked Notes		Par (000)	Value
IT Services (continued)
SGA Société Générale Acceptance NV (PayPal Holdings, Inc.), 17.26%, 6/14/16	USD	392	$15,352,673
Société Générale SA (International Business Machines Corp.), 12.52%, 6/08/16		114	16,020,178

			67,347,055
Machinery — 0.3%
BNP Paribas Arbitrage Issuance BV (Cummins, Inc.), 15.89%, 7/22/16		132	14,902,417
BNP Paribas Arbitrage Issuance BV (Deere & Co.), 14.11%, 8/10/16		191	15,352,845
BNP Paribas Arbitrage Issuance BV (Kone Oyj):
11.14%, 7/19/16		114	5,151,111
11.33%, 7/20/16		114	5,151,111
Credit Suisse AG (Kone Oyj), 16.20%, 7/20/16		68	3,128,663

			43,686,147
Media — 0.3%
Merrill Lynch International & Co. (Interpublic Group of Cos., Inc.), 18.41%, 5/11/16		349	7,471,822
Merrill Lynch International & Co. (Time Warner Cable, Inc.), 20.30%, 5/10/16		83	15,405,969
Société Générale SA (Walt Disney Co.), 8.65%, 7/07/16		158	16,081,262

			38,959,053
Oil, Gas & Consumable Fuels — 0.1%
Nomura International Funding Pte. Ltd. (ConocoPhillips Co.), 21.26%, 6/08/16		447	17,300,680
Pharmaceuticals — 0.4%
Credit Suisse AG (Novo Nordisk A/S), 11.92%, 7/27/16		201	10,983,227
Goldman Sachs International (Sanofi), 19.60%, 7/27/16		133	10,970,545
Royal Bank of Canada (Allergan, Inc.), 14.82%, 5/09/16		112	24,498,968

			46,452,740
Professional Services — 0.0%
Royal Bank of Canada (ManpowerGroup, Inc.),
16.08%, 7/19/16		64	5,011,915
Real Estate Investment Trusts (REITs) — 0.3%
Nomura International Funding Pte. Ltd. (Prologis, Inc.), 16.88%, 5/13/16		407	15,859,835
Royal Bank of Canada (Crown Castle International Corp.), 10.47%, 6/27/16		178	15,307,513

			31,167,348
Road & Rail — 0.2%
Nomura International Funding Pte. Ltd. (Kansas City Southern):
13.61%, 7/15/16		161	15,239,102
13.26%, 7/18/16		161	15,218,567

			30,457,669
Semiconductors & Semiconductor Equipment — 0.5%
BNP Paribas Arbitrage Issuance BV (ASML Holding NV):
16.44%, 6/29/16		66	6,055,649
16.41%, 7/15/16		158	15,541,185
JP Morgan Structured Products BV (ASML Holding NV), 15.65%, 7/19/16		158	13,818,288
RBC Capital Markets LLC (QUALCOMM, Inc.), 13.33%, 6/14/16		574	29,236,539

			64,651,661
Software — 0.8%
Deutsche Bank AG (Citrix Systems, Inc.),
18.10%, 6/24/16		223	18,220,997

38	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Software (continued)
Deutsche Bank AG (SAP SE), 9.72%, 8/19/16	USD	90	$6,930,611
JP Morgan Structured Products BV (Citrix Systems, Inc.), 18.40%, 6/27/16		223	18,354,521
Nomura International Funding Pte. Ltd. (Microsoft Corp.), 13.59%, 6/08/16		292	14,729,809
Royal Bank of Canada (CA, Inc.), 14.50%, 6/02/16		332	9,850,870
Société Générale SA (Electronic Arts, Inc.),
11.61%, 5/03/16		514	31,814,998

			99,901,806
Specialty Retail — 0.3%
Credit Suisse AG (Lowe’s Cos., Inc.), 8.95%, 5/17/16		421	31,571,084
Deutsche Bank AG (Industria de Diseno Textil SA), 19.57%, 6/29/16		196	6,341,405

			37,912,489
Technology Hardware, Storage & Peripherals — 0.2%
Goldman Sachs International (Apple Inc.),
12.00%, 6/14/16		300	28,376,378
Textiles, Apparel & Luxury Goods — 0.3%
BNP Paribas Arbitrage Issuance BV (Luxottica Group SpA), 25.66%, 6/29/16		118	6,193,093
Credit Suisse AG (NIKE, Inc., Class B), 13.26%, 7/19/16		519	30,770,708

			36,963,801
Wireless Telecommunication Services — 0.1%
Morgan Stanley & Co. LLC (T-Mobile USA, Inc.),
14.20%, 6/06/16		404	15,867,942
Total Equity-Linked Notes — 13.2%			1,668,603,799

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		1,783	1,791,832
TransDigm, Inc., Tranche C Term Loan, 3.75%, 2/28/20		9,425	9,408,719

			11,200,551
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Loan, 5.50%, 11/01/21		2,524	2,533,139
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, 2.13%, 3/10/17		76	73,558
B757-300, 2.75%, 3/10/17		50	49,500
Loan B757-200, 2.13%, 9/10/18		77	74,771
Loan B757-200, 2.13%, 9/10/18		76	73,963
Loan B757-300, 2.75%, 3/10/17		50	49,500

			321,292
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien),
5.25%, 11/19/19		774	664,347
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		2,565	2,568,658
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,857	4,826,597
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		3,096	3,107,533
Term B-1 Loan, 4.75%, 7/01/22		1,212	1,212,702
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		2,645	2,626,205

Floating Rate Loan Interests (b)		Par (000)	Value
Building Products (continued)
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19	USD	1,791	$1,785,517

			16,127,212
Capital Markets — 0.1%
American Capital Ltd. (FKA American Capital
Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		1,546	1,538,950
AssuredPartners, Inc., First Lien Term Loan,
5.75%, 10/21/22		3,274	3,261,299
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		1,697	1,704,881

			6,505,130
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		630	627,625
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		327	325,645
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		663	631,825
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	209	240,664
Refinanced Term B Loan, 3.75%, 2/01/20	USD	2,689	2,686,613
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,965	1,968,357
INEOS U.S. Finance LLC, Cash Dollar Term Loan,
3.75%, 5/04/18		1,393	1,389,121
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		725	709,870
Tranche B-3 Term Loan, 5.50%, 6/07/20		2,383	2,339,630
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		1,882	1,862,933
PQ Corp., Term Loan, 4.75%, 10/27/22		1,035	1,039,989
Road Infrastructure Investment LLC, Term Loan
(First Lien 2014), 4.25%, 3/31/21		1,776	1,730,354
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		720	712,590
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	571,223

			16,836,439
Commercial Services & Supplies — 0.4%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		3,082	3,047,503
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		5,625	5,603,906
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien),
4.25%, 2/12/21		5,579	5,527,610
Closing Date Term Loan (Second Lien),
8.00%, 8/13/21		1,250	1,212,500
Aramark Corp., U.S. Term F Loan, 3.25%, 2/24/21		8,440	8,440,094
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.75%, 3/01/23		1,845	1,856,531
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23		1,365	1,370,119
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		4,563	4,571,192

BLACKROCK FUNDS II	APRIL 30, 2016	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, Incremental Term Loan, 4.50%, 4/21/22	USD	1,615	$1,621,056
Spin Holdco, Inc., Initial Term Loan (First Lien),
4.25%, 11/14/19		4,115	4,031,193
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.50%, 4/09/21		11,133	11,080,120
Waste Industries USA, Inc., Initial Term Loan,
4.25%, 2/27/20		2,387	2,390,956
West Corp., Term B-10 Loan, 3.25%, 6/30/18		872	866,344

			51,619,124
Communications Equipment — 0.1%
CommScope, Inc., Tranche 5 Term Loan (2015), 3.83%, 12/29/22		507	508,084
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		2,979	2,790,584
Riverbed Technology, Inc., Term Loan, 5.75%, 4/25/22		416	418,771
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		4,890	4,882,066

			8,599,505
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,110	2,085,135
USAGM Holdco LLC:
Initial Loan (Second Lien), 9.50%, 7/28/23		565	509,444
Initial Term Loan (First Lien), 4.75%, 7/28/22		2,954	2,882,438

			5,477,017
Construction Materials — 0.0%
Quikrete Holdings, Inc., Initial Loan (First Lien),
4.00%, 9/28/20		2,095	2,091,732
Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		6,960	6,942,992
Berry Plastics Corp.:
Term E Loan, 3.75%, 1/06/21		199	198,750
Term F Loan, 4.00%, 10/03/22		8,291	8,302,575
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		2,487	2,478,014
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		926	923,169

			18,845,500
Diversified Consumer Services — 0.1%
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		10,919	10,953,206
Diversified Financial Services — 0.2%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		7,056	7,082,081
Altice Financing SA, Term Loan, 5.50%, 7/02/19		4,676	4,711,152
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		5,164	5,173,616
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		7,020	7,048,646
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 2/28/23		2,120	2,127,950

			26,143,445
Diversified Telecommunication Services — 0.3%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		961	602,725

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19	USD	1,262	$1,258,120
Integra Telecom Holdings, Inc., Term B-1 Loan,
5.25%, 8/14/20		3,053	2,915,441
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		13,435	13,471,946
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		2,500	2,500,450
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		3,500	3,508,750
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		4,118	4,103,826
Zayo Group LLC (Zayo Capital, Inc.):
2016 Incremental Term Loan Facility, 4.50%, 5/06/21		1,586	1,595,102
2021 Term Loan, 3.75%, 5/06/21		6,308	6,304,215
Ziggo BV:
USD B1 Facility, 3.65%, 1/15/22		1,516	1,510,063
USD B2 Facility, 3.60%, 1/15/22		977	973,113
USD B3 Facility, 3.60%, 1/15/22		1,607	1,600,424

			40,344,175
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		3,069	3,066,091
Dell International LLC, Term C Loan, 3.75%, 10/29/18		1,523	1,522,337

			4,588,428
Food & Staples Retailing — 0.2%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		4,175	4,127,803
Dole Food Co., Inc., Tranche B Term Loan,
4.50%, 11/01/18		2,653	2,648,251
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.00%, 11/14/19		815	816,653
Pinnacle Foods Finance LLC:
Tranche G Term Loan, 3.00%, 4/29/20		1,513	1,511,297
Tranche I Term Loan, 3.75%, 1/13/23		2,419	2,429,387
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		2,993	2,958,284
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.),
Incremental Term Loan, 4.50%, 3/31/19		8,652	8,641,061

			23,132,736
Food Products — 0.0%
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		3,811	3,821,978
Term B Loan (Second Lien), 8.50%, 8/03/23		42	41,154

			3,863,132
Gas Utilities — 0.0%
Samchully Midstream 3 LLC, Initial Term Loan,
5.75%, 10/20/21		1,630	1,238,476
Health Care Equipment & Supplies — 0.1%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		1,691	1,690,075
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		4,816	4,834,595
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		3,692	3,682,964

40	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18	USD	1,791	$1,701,208

			11,908,842
Health Care Providers & Services — 0.5%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		3,800	3,761,666
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21		3,598	3,606,560
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,791	1,789,659
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		5,653	5,651,114
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 3.89%, 12/31/18		1,854	1,844,294
Incremental 2019 Term G Loan, 3.75%, 12/31/19		3,527	3,472,458
Incremental 2021 Term H Loan, 4.00%, 1/27/21		2,253	2,218,727
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		6,390	6,415,586
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		6,401	6,217,385
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		832	832,395
Tranche B-2 Term Loan, 4.50%, 10/28/22		3,077	3,083,319
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		1,294	1,298,351
HCA, Inc., Tranche B-4 Term Loan, 3.38%, 5/01/18		283	283,658
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		1,275	1,267,875
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,610	2,468,667
Prestige Brands, Inc., Term B-3 Loan, 5.25%, 9/03/21		1,867	1,870,353
Quorum Health Group, Inc., Term Loan B, 5.75%, 4/12/22		1,080	1,078,650
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		2,788	2,793,649
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		2,830	2,821,915
Team Health, Inc., Tranche B Term Loan, 4.50%, 11/23/22		4,469	4,496,730
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		2,309	2,310,667
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		2,155	2,173,856

			61,757,534
Health Care Technology — 0.1%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		5,552	5,549,841
Hotels, Restaurants & Leisure — 0.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		2,854	2,727,728
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		882	870,975
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.68%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		7,873	7,886,642

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20	USD	3,836	$3,841,949
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.19%, 7/09/19		3,500	3,482,500
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75%, 1/30/20		2,875	2,876,552
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		9,619	9,060,277
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		1,956	1,951,115
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		647	649,079
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		1,601	1,577,370
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,642	1,642,513
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.00%, 2/19/19		434	433,875
Term B Loan, 4.00%, 2/19/19		2,575	2,579,743
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/21		1,791	1,760,988
Starwood Schulte Mezz Borrower, Mortgage Loan, 8.29%, 7/28/17		13,500	13,317,750
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		7,483	7,492,804
Thayer Los Cabos Arrendador S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.43%, 9/09/18		5,375	5,375,000

			74,776,860
Household Products — 0.0%
Spectrum Brands, Inc., USD Term Loan, 3.50%, 6/23/22		3,578	3,588,671
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		2,028	1,998,010
Calpine Corp.:
Term Loan, 4.00%, 10/09/19		2,805	2,806,044
Term Loan, 3.50%, 5/27/22		1,593	1,582,676
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,228	1,222,400
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		9,450	9,438,187

			17,047,317
Insurance — 0.1%
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		2,985	2,973,776
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		1,185	1,176,288
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		2,500	2,375,000
Initial Term Loan (First Lien), 3.75%, 3/01/21		2,726	2,671,570

			9,196,634
Internet & Catalog Retail — 0.0%
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		1,350	1,351,687
Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,975	1,977,698

BLACKROCK FUNDS II	APRIL 30, 2016	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services — 0.0%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21	USD	1,293	$1,282,543
Life Sciences Tools & Services — 0.1%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		4,828	4,773,947
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.):
Initial Term Loan, 3.25%, 8/18/22		305	304,302
Initial Term Loan, 4.25%, 8/18/22		8,535	8,515,688
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		2,871	2,863,399

			16,457,336
Machinery — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		4,523	4,062,330
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		4,333	4,143,093
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,494	2,475,462
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	163,720

			10,844,605
Media — 0.6%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		4,252	4,212,143
Altice France SA (Numericable-SFR SA):
USD TLB-6, 4.75%, 2/10/23		3,990	3,991,436
USD TLB-7 Loan, 5.00%, 1/15/24		6,265	6,287,178
Altice U.S. Finance I Corp. (Cequel Communications LLC), Initial Term Loan, 4.25%, 12/14/22		1,661	1,658,854
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		4,290	4,263,617
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan, 3.50%, 1/24/23		19,180	19,255,377
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		5,115	5,131,010
Dallas Design District, Loan, 7.14%, 11/09/16		4,000	3,660,000
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		3,221	3,140,280
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.19%, 1/30/19		4,000	2,982,240
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		729	728,984
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		2,585	2,580,958
Univision Communications, Inc.:
2013 Incremental Term Loan, 4.00%, 3/01/20		499	497,210
Replacement First-Lien Term Loan, 4.00%, 3/01/20		10,310	10,293,839
Virgin Media Investment Holdings Ltd., F Facility, 3.65%, 6/30/23		4,474	4,462,989

			73,146,115
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		3,701	3,678,114
Multiline Retail — 0.1%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		5,966	5,989,402

Floating Rate Loan Interests (b)		Par (000)	Value
Multiline Retail (continued)
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22	USD	2,589	$2,597,839

			8,587,241
Oil, Gas & Consumable Fuels — 0.1%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		2,409	2,408,673
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		4,873	4,353,053
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,074	1,935,773

			8,697,499
Personal Products — 0.0%
NBTY, Inc., Term Loan B, 4.00%, 4/26/23		1,310	1,313,550
Pharmaceuticals — 0.3%
Akorn, Inc., Loan, 6.00%, 4/16/21		1,809	1,811,608
Amneal Pharmaceuticals LLC, Term Loan B, 4.50%, 11/01/19		1,972	1,966,602
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		2,556	2,556,435
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		2,905	2,917,646
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	427,958
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		507	442,276
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		87	76,254
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		699	610,035
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		5,092	5,073,142
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.44%, 2/27/21		8,747	8,753,094
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19		639	621,864
Series E1 Tranche B Term Loan, 4.75%, 8/05/20		2,763	2,683,209
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22		6,003	5,847,010

			33,787,133
Professional Services — 0.1%
Cotiviti Corporation (FKA Connolly Intermediate, Inc.):
Initial Term Loan (First Lien), 4.50%, 5/14/21		4,534	4,521,025
Initial Term Loan (Second Lien), 8.00%, 5/13/22		1,500	1,440,000
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		3,495	3,495,987

			9,457,012
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		863	846,473
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.25%, 4/25/23		3,365	3,382,532

			4,229,005
Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		2,812	2,817,284

42	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Real Estate Management & Development (continued)
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21	USD	4,263	$4,250,768
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 4.40%, 10/10/16		34	34,045
Initial Term B Loan 2014, 3.75%, 3/05/20		7,597	7,590,715
Thor 680 Madison Ave Mezz LLC, Loan, 5.65%, 8/09/16		15,000	14,925,000

			29,617,812
Road & Rail — 0.1%
The Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		5,193	5,172,292
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		20,150	20,153,627
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		7,257	7,211,933
Microsemi Corp., Closing Date Term B Loan, 5.25%, 1/15/23		2,826	2,843,210
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		6,547	6,563,764
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		980	983,881
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.08%, 7/08/22		618	619,858
SS&C Technologies, Inc., Term B-1 Loan, 4.08%, 7/08/22		4,340	4,350,748

			42,727,021
Software — 0.3%
Applied Systems, Inc., Initial Term Loan (First Lien), 5.75%, 1/25/21		881	876,967
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		431	427,308
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		861	825,221
First Data Corp.:
2018B Second New Term Loan, 3.94%, 9/24/18		570	570,359
2021 Extended Dollar Term Loan, 4.44%, 3/24/21		19,056	19,095,559
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,422	2,362,182
Informatica Corp., Dollar Term Loan, 4.25%, 8/05/22		5,973	5,868,089
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		2,049	2,043,422
Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,923	1,945,813
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		1,839	1,827,143
SolarWinds Holdings, Inc., Initial US Term Loan (First Lien), 6.50%, 2/03/23		3,035	3,032,724
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		542	540,919

			39,415,706
Specialty Retail — 0.2%
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		1,361	1,338,197
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		5,469	5,488,264
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		3,100	3,030,217

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (continued)
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20	USD	2,463	$2,343,343
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		6,934	6,902,335
PetCo Animal Supplies, Inc., Tranche B-1 Term Loan, 5.75%, 1/26/23		3,421	3,440,049
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		676	673,518

			23,215,923
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		283	281,779
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		2,280	2,281,603
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		11,714	11,717,121
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.75%, 7/31/22		2,250	2,030,625

			16,029,349
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		464	457,566
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		1,397	1,228,920

			1,686,486
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		3,038	3,032,276
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		5,277	5,306,483

			8,338,759
Total Floating Rate Loan Interests — 6.2%			776,204,950

Foreign Agency Obligations		Par (000)	Value
Austria — 0.0%
Oesterreichische Kontrollbank AG, 1.13%, 4/26/19		4,058	4,047,701
Brazil — 0.1%
Petrobras Global Finance BV:
5.88%, 3/01/18		3,755	3,703,369
3.25%, 4/01/19	EUR	335	341,380
3.75%, 1/14/21		197	188,208

			4,232,957
Canada — 0.0%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (a)	USD	124	125,240
5.00%, 5/01/25 (a)		247	242,060

			367,300
China — 0.6%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	2,600	2,983,099
CCCI Treasure Ltd., 3.50% (b)(j)	USD	4,000	4,039,764
CDBL Funding 1, 4.25%, 12/02/24		3,800	3,904,770
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		5,500	5,428,615

BLACKROCK FUNDS II	APRIL 30, 2016	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations	Par (000)		Value
China (continued)
China Construction Bank Corp., 3.88%, 5/13/25 (b)	USD	2,000	$2,010,276
CITIC Pacific Ltd., 6.80%, 1/17/23		3,000	3,574,398
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		1,000	1,057,243
CNOOC Finance 2015 Australia Pty. Ltd., 2.63%, 5/05/20		6,000	5,985,816
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		2,500	2,464,423
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		3,500	3,776,545
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,283,978
Export-Import Bank of China/Via Avi Funding Co. Ltd., 2.85%, 9/16/20		1,720	1,756,474
Huarong Finance II Co. Ltd.:
5.50%, 1/16/25		5,000	5,338,495
5.00%, 11/19/25		2,395	2,475,436
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		5,600	5,680,920
Industrial & Commercial Bank of China Ltd., 2.91%, 11/13/20		1,600	1,629,909
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		2,900	2,991,721
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		18,968	19,369,363

			76,751,245
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	450	442,621
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	USD	280	297,864
NTPC Ltd.:
5.63%, 7/14/21		2,590	2,917,832
4.25%, 2/26/26		2,100	2,156,700

			5,372,396
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		2,700	2,430,000
Pertamina Persero PT, 5.63%, 5/20/43		2,500	2,307,265
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		8,684	9,335,300

			14,072,565
Malaysia — 0.0%
Axiata SPV2 BHD, 3.47%, 11/19/20		2,022	2,073,343
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		4,384	4,285,360
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		3,690	3,429,925

			7,715,285
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,388,350
Total Foreign Agency Obligations — 1.0%			118,463,763

Foreign Government Obligations	Par (000)		Value
Argentina — 0.2%
Republic of Argentina, 9.00%, 11/29/18		8,580	9,204,195
Republic of Argentine:
6.25%, 4/22/19		4,985	5,196,863
6.88%, 4/22/21		6,891	7,097,730

			21,498,788

Foreign Government Obligations	Par (000)		Value
Brazil — 0.0%
Federative Republic of Brazil, 6.00%, 4/07/26	USD	1,683	$1,736,015
Croatia — 0.2%
Croatia Government International Bond, 6.63%, 7/14/20		21,494	23,568,171
Hungary — 0.2%
Hungary Government International Bond, 6.25%, 1/29/20		20,895	23,271,806
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16 (a)		1,168	1,170,933
Indonesia — 0.2%
Indonesia Government International Bond, 5.88%, 3/13/20		12,732	14,196,002
Republic of Indonesia:
4.75%, 1/08/26		4,496	4,777,656
6.75%, 1/15/44		1,025	1,255,230
5.95%, 1/08/46		451	506,778

			20,735,666
Mexico — 0.2%
Mexico Government International Bond, 3.63%, 3/15/22		24,300	25,126,200
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 6/30/18	CNH	10,000	1,317,331
5.13%, 12/05/22	USD	2,100	1,656,858

			2,974,189
Panama — 0.0%
Panama Government International Bond, 5.20%, 1/30/20		3,641	4,014,203
Romania — 0.1%
Romanian Government International Bond, 6.75%, 2/07/22		15,958	18,890,283
Russia — 0.1%
Russian Federation:
11.00%, 7/24/18		3,025	3,550,291
5.00%, 4/29/20		4,500	4,758,300

			8,308,591
Slovenia — 0.2%
Republic of Slovenia, 4.75%, 5/10/18		26,516	28,062,678
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.00%, 1/14/19		6,194	6,341,380
6.25%, 10/04/20		3,585	3,653,169
5.88%, 7/25/22		2,725	2,631,620

			12,626,169
Uruguay — 0.1%
Uruguay Government International Bond, 8.00%, 11/18/22		9,015	11,335,934
Total Foreign Government Obligations — 1.6%			203,319,626

Investment Companies	Shares		Value
iShares iBoxx $ High Yield Corporate Bond ETF (f)(k)		6,040,543	506,499,531

44	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Investment Companies	Shares		Value
SPDR Barclays High Yield Bond ETF (f)		7,798,857	$275,299,652
Total Investment Companies — 6.2%			781,799,183

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 6.0%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 2.83%, 11/25/35 (b)	USD	7,023	6,126,063
Series 2005-8, Class 7A2, 0.72%, 11/25/35 (b)		4,038	3,654,962
Series 2005-9, Class 5A1, 0.71%, 11/25/35 (b)		3,589	3,238,302
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (a)(c)		4,806	4,735,821
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		10,655	10,475,946
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(c)		2,984	2,949,939
Alternative Loan Trust:
Series 2005-16, Class A1, 2.02%, 6/25/35 (b)		1,340	1,230,802
Series 2005-36, Class 2A1A, 0.75%, 8/25/35 (b)		3,982	3,168,711
Series 2005-56, Class 1A1, 1.17%, 11/25/35 (b)		6,989	5,848,898
Series 2005-56, Class 4A1, 0.75%, 11/25/35 (b)		9,967	8,273,467
Series 2005-61, Class 1A1, 0.96%, 12/25/35 (b)		625	536,023
Series 2005-61, Class 2A1, 0.72%, 12/25/35 (b)		5,980	5,165,447
Series 2005-63, Class 3A3, 2.77%, 11/25/35 (b)		6,078	4,983,350
Series 2005-63, Class 5A1, 2.69%, 12/25/35 (b)		949	793,905
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		186	177,469
Series 2005-72, Class A1, 0.71%, 1/25/36 (b)		5,829	4,729,425
Series 2005-72, Class A3, 0.74%, 1/25/36 (b)		5,933	4,884,710
Series 2005-76, Class 2A1, 1.38%, 2/25/36 (b)		10,894	9,467,563
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,689	1,361,292
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,784	1,502,720
Series 2006-9T1, Class A7, 6.00%, 5/25/36		854	683,668
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,669	1,451,061
Series 2006-15CB, Class A1, 6.50%, 6/25/36		2,044	1,565,121
Series 2006-20CB, Class A9, 6.00%, 7/25/36		997	811,274
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		5,093	3,951,221
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,104	3,470,702
Series 2006-J7, Class 2A1, 2.17%, 11/20/36 (b)		9,390	7,036,405
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,476	1,873,168
Series 2006-OA2, Class A1, 0.65%, 5/20/46 (b)		3,391	2,552,360

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA3, Class 2A1, 0.65%, 5/25/36 (b)	USD	20,799	$16,688,560
Series 2006-OA6, Class 1A2, 0.65%, 7/25/46 (b)		18,413	15,223,651
Series 2006-OA8, Class 1A1, 0.63%, 7/25/46 (b)		28,664	23,244,344
Series 2006-OA14, Class 1A1, 2.11%, 11/25/46 (b)		14,352	11,930,864
Series 2006-OA14, Class 2A1, 0.63%, 11/25/46 (b)		14,159	11,096,363
Series 2006-OA14, Class 3A1, 1.23%, 11/25/46 (b)		20,020	16,085,396
Series 2006-OA16, Class A2, 0.63%, 10/25/46 (b)		1,016	882,331
Series 2006-OA22, Class A1, 0.60%, 2/25/47 (b)		19,152	15,748,523
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,034	788,399
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		5,634	4,430,158
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		967	760,449
Series 2007-12T1, Class A5, 6.00%, 6/25/37		807	662,815
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,636	2,926,395
Series 2007-15CB, Class A7, 6.00%, 7/25/37		625	556,283
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		641	559,918
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,430	1,889,038
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,182	919,093
Series 2007-25, Class 1A3, 6.50%, 11/25/37		6,250	5,001,107
Series 2007-AL1, Class A1, 0.69%, 6/25/37 (b)		13,397	9,740,904
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,636	1,802,972
Series 2007-OA3, Class 1A1, 0.58%, 4/25/47 (b)		22,516	18,707,472
Series 2007-OA4, Class A1, 0.61%, 5/25/47 (b)		10,558	8,945,837
Series 2007-OA7, Class A1B, 0.58%, 5/25/47 (b)		1,813	1,443,065
Series 2007-OA8, Class 2A1, 0.62%, 6/25/47 (b)		23,286	18,049,368
Series 2007-OA11, Class A1A, 1.76%, 11/25/47 (b)		5,868	4,395,083
Series 2007-OH3, Class A1A, 0.73%, 9/25/47 (b)		8,963	7,595,823
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,608	2,227,105
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.35%, 10/25/46 (b)		26,757	20,837,164
Series 2006-3, Class 2A11, 1.32%, 10/25/46 (b)		9,886	6,893,581
Series 2007-2, Class A1, 0.56%, 3/25/47 (b)		5,536	3,987,404
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,100	1,600,378
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.02%, 11/25/45 (b)		5,641	4,676,731

BLACKROCK FUNDS II	APRIL 30, 2016	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)	USD	1,393	$1,144,574
Series 2006-D, Class 6A1, 3.05%, 5/20/36 (b)		862	718,063
Series 2007-D, Class 1A1, 0.65%, 6/20/47 (b)		4,101	3,291,290
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 2.87%, 1/25/35 (b)		30	29,800
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.88%, 4/25/36 (b)		14,736	11,561,531
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		1,726	1,659,637
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)		1,741	1,334,932
Bear Stearns Mortgage Funding Trust:
Series 2007-AR1, Class 1A1, 0.60%, 1/25/37 (b)		10,155	7,582,643
Series 2007-AR2, Class A1, 0.61%, 3/25/37 (b)		3,339	2,677,462
Series 2007-AR3, Class 1A1, 0.58%, 3/25/37 (b)		4,265	3,458,077
Series 2007-AR4, Class 1A1, 0.64%, 9/25/47 (b)		5,833	4,594,684
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.74%, 5/25/35 (b)		7,825	6,669,884
Series 2005-11, Class 4A1, 0.71%, 4/25/35 (b)		4,732	3,830,509
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		212	179,199
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.34%, 4/25/46 (b)		4,400	2,451,130
Series 2007-21, Class 1A1, 6.25%, 2/25/38		433	380,367
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,320	1,067,581
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,015	1,630,208
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		401	363,827
Credit Suisse Mortgage Trust:
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		1,874	1,621,135
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		10,092	9,717,655
Series 2015-5R, Class 3A1, 4.75%, 1/27/37 (a)		2,936	2,910,750
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (a)(c)		18,823	18,512,728
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1A, 0.63%, 8/25/47 (b)		3,820	3,005,724
Series 2007-OA4, Class 3A1, 0.63%, 8/25/47 (b)		24,249	17,459,044
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.26%, 6/27/37 (a)(b)		12,239	12,107,999
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2, 5.69%, 10/25/23 (b)		9,940	10,581,919
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.02%, 2/25/37 (b)		3,500	2,457,902

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, 5.14%, 4/25/28 (b)	USD	3,000	$3,014,657
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.43%, 5/25/35 (b)		131	121,809
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.61%, 2/25/36 (b)		9,460	7,167,832
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 3.03%, 5/25/35 (b)		3,040	2,899,433
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		66	61,149
Impac CMB Trust, Series 2005-6, Class 1A1, 0.94%, 10/25/35 (b)		4,320	3,543,844
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,345	1,184,302
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,620	1,564,930
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.74%, 8/25/35 (b)		6,065	5,158,706
Series 2006-FLX1, Class A1, 0.65%, 11/25/36 (b)		8,774	7,313,571
Series 2007-AR15, Class 1A1, 2.97%, 8/25/37 (b)		264	202,610
Series 2007-AR15, Class 2A1, 4.11%, 8/25/37 (b)		1,174	889,535
Series 2007-FLX3, Class A1, 0.67%, 6/25/37 (b)		3,827	3,268,110
JPMorgan Trust, Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)		3,275	3,352,566
Lehman XS Trust, Series 2007-20N, Class A1, 1.58%, 12/25/37 (b)		22,203	15,853,052
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.43%, 3/01/21 (a)(b)		18,975	18,322,217
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.53%, 9/01/21 (a)(b)		32,945	32,636,138
Series 2014-2, Class A, 2.43%, 12/01/21 (a)(b)		12,816	12,631,465
Series 2015-2, Class A, 2.43%, 1/01/20 (a)(b)		3,133	3,055,133
Series 2015-3, Class A, 2.43%, 3/01/20 (a)(b)		11,552	11,291,769
Series 2015-5, Class A1, 2.43%, 4/01/20 (a)(b)		6,392	6,256,625
Series 2015-6, Class A, 2.43%, 5/01/20 (a)(b)		8,559	8,355,593
Series 2015-10, Class A1, 2.43%, 11/01/20 (a)(b)		3,648	3,547,353
Series 2015-10, Class A2, 3.93%, 11/01/20 (a)(b)		1,500	1,445,625
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 3.03%, 6/25/37 (b)		2,214	1,472,844
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.78%, 12/25/35 (b)		2,342	2,213,327
Series 2006-1, Class 2A1, 2.30%, 2/25/36 (b)		1,099	1,079,703
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		212	212,459
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		800	724,332

46	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 0.60%, 2/25/37 (b)	USD	6,618	$5,329,639
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		458	394,205
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		496	334,309
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		133	119,802
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.01%, 4/25/37 (b)		677	518,205
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.71%, 8/25/35 (b)		3,408	2,913,986
Series 2006-AR1, Class 3A1, 0.67%, 2/25/36 (b)		9,252	6,976,220
Series 2006-AR2, Class A1, 0.67%, 2/25/36 (b)		2,387	1,831,220
Series 2006-AR4, Class 3A1, 0.63%, 6/25/36 (b)		17,816	13,886,895
Series 2006-AR6, Class 2A1, 0.63%, 7/25/46 (b)		26,282	20,400,468
Series 2007-AR4, Class GA4B, 0.62%, 9/25/47 (b)		5,987	4,757,472
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.92%, 1/25/47 (b)		17,882	15,211,783
Series 2007-OA4, Class 1A, 1.15%, 5/25/47 (b)		4,157	3,435,128
Series 2007-OA5, Class 1A, 1.13%, 6/25/47 (b)		13,797	10,829,310
Series 2007-OA6, Class 1A, 1.16%, 7/25/47 (b)		7,085	5,628,768
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.65%, 10/25/36 (c)		1,769	1,036,234
Series 2006-AR5, Class 1A, 1.36%, 6/25/46 (b)		11,726	7,551,435
Series 2007-OA1, Class 2A, 1.10%, 12/25/46 (b)		10,779	7,188,946
Series 2007-OA5, Class A1A, 1.22%, 5/25/47 (b)		6,620	5,105,019

			752,286,356
Commercial Mortgage-Backed Securities — 3.8%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,668,721
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.12%, 9/15/18 (a)(b)		10,000	9,200,000
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47		3,321	3,354,966
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		3,600	3,602,093
Series 2007-3, Class AJ, 5.72%, 6/10/49 (b)		6,208	6,173,864
Series 2008-1, Class A1A, 6.39%, 2/10/51 (b)		1,357	1,439,620
Series 2015-UBS7, Class D, 3.17%, 9/15/48		4,300	3,150,969

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43	USD	151	$150,424
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 0.75%, 8/25/35 (a)(b)		7,973	6,846,749
Series 2005-3A, Class A1, 0.76%, 11/25/35 (a)(b)		1,865	1,606,323
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.01%, 4/25/36 (a)(b)		5,625	4,811,087
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		1,938	1,983,315
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		2,035	2,093,015
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,019	2,108,197
BWAY Mortgage Trust:
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		2,200	1,969,300
Series 2015-1740, Class E, 3.95%, 1/10/35 (a)(b)		2,000	1,843,540
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.68%, 11/15/19 (a)(b)		4,850	4,810,740
Series 2014-CMZA, Class MZA, 6.41%, 11/15/19 (a)(b)		2,000	1,992,940
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)		3,040	3,046,650
Series 2016-HEAT, Class E, 5.49%, 4/10/29 (a)		2,240	2,108,050
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.83%, 12/15/27 (a)(b)		2,818	2,805,195
Series 2014-BXCH, Class EPA, 4.68%, 12/15/27 (a)(b)		9,850	9,795,716
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		5,950	3,925,809
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.18%, 2/15/33 (a)(b)		13,680	13,766,121
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		8,613	7,799,670
Series 2014-388G, Class E, 2.78%, 6/15/33 (a)(b)		6,250	6,242,163
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		1,500	1,096,652
Series 2016-GC37, Class C, 4.92%, 4/10/49		2,640	2,603,803
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.33%, 11/15/44 (b)		3,000	3,088,072
Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		2,200	2,312,416
Commercial Mortgage Trust:
Series 2007-C9, Class AJFL, 1.13%, 12/10/49 (a)(b)		5,176	4,857,705

BLACKROCK FUNDS II	APRIL 30, 2016	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-GG9, Class A4, 5.44%, 3/10/39	USD	1,948	$1,981,398
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		3,000	3,090,549
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,034,703
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		1,600	1,645,525
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,109,237
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		722	715,402
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,415,471
Series 2014-FL5, Class A, 1.81%, 10/15/31 (a)(b)		1,530	1,502,523
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		4,850	4,463,616
Series 2014-FL5, Class HFL1, 3.69%, 7/15/31 (a)(b)		3,261	3,021,169
Series 2014-KYO, Class F, 3.94%, 6/11/27 (a)(b)		5,930	5,871,780
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,472,087
Series 2014-LC15, Class D, 5.11%, 4/10/47 (a)(b)		4,100	3,271,214
Series 2014-PAT, Class E, 3.59%, 8/13/27 (a)(b)		1,000	971,150
Series 2014-PAT, Class F, 2.88%, 8/13/27 (a)(b)		2,000	1,900,287
Series 2014-PAT, Class G, 2.03%, 8/13/27 (a)(b)		2,000	1,803,000
Series 2014-TWC, Class E, 3.69%, 2/13/32 (a)(b)		4,000	3,835,962
Series 2014-TWC, Class F, 4.69%, 2/13/32 (a)(b)		2,000	1,922,300
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,464,034
Series 2015-CR23, Class A2, 2.85%, 5/10/48		1,615	1,674,853
Series 2015-CR23, Class CME, 3.81%, 5/10/48 (a)(b)		2,180	1,954,104
Series 2015-CR23, Class D, 4.40%, 5/10/48 (b)		4,650	3,485,571
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		5,929	4,445,903
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,932	2,066,046
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		6,060	5,496,178
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		1,500	1,487,357
Series 2015-TEXW, Class E, 3.98%, 2/10/34 (a)(b)		3,570	3,225,307
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.28%, 11/12/43 (a)(b)		5,615	5,671,510
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,534,281
Series 2007-C2, Class AM, 5.62%, 1/15/49 (b)		3,686	3,764,524
Series 2014-TIKI, Class D, 2.68%, 9/15/38 (a)(b)		4,000	3,899,106
Series 2014-TIKI, Class E, 3.58%, 9/15/38 (a)(b)		1,955	1,893,568
Series 2014-TIKI, Class F, 4.26%, 9/15/38 (a)(b)		1,725	1,665,120

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.94%, 4/15/50 (a)(b)	USD	6,125	$4,737,351
Series 2015-C3, Class D, 3.51%, 8/15/48 (b)		505	364,776
FREMF Mortgage Trust:
Series 2013-KF02, Class B, 3.44%, 12/25/45 (a)(b)		1,004	992,211
Series 2015-K50, Class C, 3.91%, 8/25/25 (a)(b)		6,217	5,022,303
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a)(b)		5,308	4,977,699
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a)(b)		1,500	1,380,766
Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		10,350	9,489,350
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,816	1,851,026
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		16,065	15,099,564
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.42%, 5/15/32 (a)(b)		1,700	1,589,772
Series 2015-WOLF, Class D, 3.93%, 5/15/34 (a)(b)		7,275	7,082,071
GS Mortgage Securities Corp Trust, Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)		4,400	4,439,952
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.55%, 12/10/27 (a)(b)		5,000	5,064,071
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,057,376
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 6/12/47 (a)(b)		1,575	1,260,389
Series 2015-GC32, Class D, 3.35%, 7/10/48		3,000	2,207,457
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,015,959
Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		19,209	19,280,148
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		2,750	2,164,300
Series 2014-C23, Class D, 4.11%, 9/15/47 (a)(b)		1,000	798,380
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,542,822
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,604	2,643,801
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		4,485	4,436,566
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,742	2,802,713
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		4,219	4,160,109
Series 2013-C16, Class D, 5.14%, 12/15/46 (a)(b)		2,400	2,232,635
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,543,914
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		5,200	5,032,770

48	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-FL6, Class A, 1.83%, 11/15/31 (a)(b)	USD	1,473	$1,475,734
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)		2,880	2,822,460
Series 2015-FL7, Class DAL1, 3.93%, 5/15/28 (a)(b)		3,390	3,283,893
Series 2015-FL7, Class DAL2, 4.58%, 5/15/28 (a)(b)		2,750	2,650,212
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		5,750	5,211,196
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		3,750	3,507,990
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		7,740	7,823,255
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 6.05%, 7/15/44 (b)		2,514	2,621,364
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,506	3,561,997
Series 2007-C1, Class AJ, 5.48%, 2/15/40		705	701,428
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		1,525	1,548,248
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	744,819
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		2,500	2,391,733
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.03%, 9/15/28 (a)(b)		9,077	8,956,219
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)		7,000	6,961,178
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		976	1,003,117
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,361,516
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,204,880
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,672,805
Series 2015-C25, Class D, 3.07%, 10/15/48		3,250	2,257,929
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,000	706,999
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,497	2,529,652
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,186	1,192,974
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (b)		2,823	2,928,599
Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		6,375	4,830,224
Series 2015-XLF2, Class AFSB, 3.18%, 8/15/26 (a)(b)		3,000	3,000,000
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45 (a)(b)		1,441	1,470,245
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.43%, 10/15/30 (a)(b)		1,000	937,590
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.69%, 8/27/24 (a)(b)		4,000	4,025,000
PREMF Mortgage Trust, Series 2016-K54, Class B, 4.05%, 2/25/26		4,420	4,064,041

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.43%, 8/15/32 (a)(b)	USD	3,750	$3,701,410
Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 2.89%, 4/25/46 (a)(b)		7,735	7,735,000
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.45%, 11/15/30 (a)(b)		3,000	2,943,707
Series 2013-PENN, Class D, 4.08%, 12/13/29 (a)(b)		3,000	3,037,885
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class A1A, 5.89%, 6/15/49 (b)		1,626	1,679,499
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		1,720	1,697,935
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)		2,565	2,649,333
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class A, 1.46%, 2/15/27 (a)(b)		2,000	1,995,098
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		3,750	2,656,378
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		1,700	1,319,631
Series 2015-C31, Class D, 3.85%, 11/15/48		2,250	1,610,280
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,250	1,463,360
Series 2015-NXS4, Class D, 3.76%, 12/15/48 (b)		3,000	2,280,841
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,093	731,404
Series 2016-NXS5, Class D, 5.05%, 1/15/59 (b)		1,550	1,336,495
WFRBS Commercial Mortgage Trust:
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,004,915
Series 2014-C20, Class ASB, 3.64%, 5/15/47		1,490	1,591,712

			485,161,151
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BBCMS Trust:
Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		78,000	6,302,400
Series 2015-SRCH, Class XB, 0.30%, 8/10/35 (a)(b)		35,000	681,450
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.00%, 8/15/18 (a)(b)		151,027	15
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.00%, 11/15/30 (a)(b)		128,052	85,795
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class XA, 1.72%, 4/15/49 (b)		20,600	2,473,854
Series 2014-GC19, Class XA, 1.46%, 3/10/47 (b)		33,213	2,201,026
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 1.01%, 2/10/47 (b)		35,182	1,314,173
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.62%, 3/10/46 (b)		7,607	484,224

BLACKROCK FUNDS II	APRIL 30, 2016	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-CR15, Class XA, 1.47%, 2/10/47 (b)	USD	51,548	$2,794,154
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	596,367
Series 2014-UBS5, Class XB2, 0.84%, 9/10/47 (a)(b)		12,675	708,913
Series 2015-CR25, Class XA, 1.12%, 8/10/48 (b)		66,685	4,321,950
Credit Suisse Commercial Mortgage Trust, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		67,585	1,520,668
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.22%, 11/15/48 (b)		17,586	1,169,583
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	4,410,120
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		39,963	916,476
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.34%, 4/10/47 (b)		4,589	285,046
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.49%, 4/15/47 (a)(b)		80,982	2,137,892
Series 2014-C19, Class XA, 1.30%, 12/15/47 (b)		39,266	2,406,304
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		12,675	1,372,703
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		13,600	1,612,280
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.27%, 12/13/29 (a)(b)		121,745	986,135
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.34%, 9/15/57 (b)		40,385	2,831,714
Series 2016-C33, Class XA, 1.99%, 3/15/59 (b)		37,077	4,453,925
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.02%, 6/15/46 (b)		41,437	1,744,466
Series 2013-C15, Class XA, 0.72%, 8/15/46 (b)		23,168	639,667
Series 2013-C17, Class XA, 1.72%, 12/15/46 (b)		50,776	3,318,455
Series 2013-UBS1, Class XA, 1.26%, 3/15/46 (b)		93,659	4,185,292
Series 2014-C20, Class XB, 0.73%, 5/15/47 (b)		57,079	2,489,477
Series 2014-LC14, Class XA, 1.58%, 3/15/47 (b)		64,449	4,315,936

			62,760,460
Total Non-Agency Mortgage-Backed Securities — 10.3%			1,300,207,967

Other Interests (n)		Beneficial Interest (000)
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (d)(i)		450	—
Total Other Interests — 0.0%			—

Participation Notes (d)		Par (000)	Value
Beverages — 0.0%
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 6/10/16	USD	72,000	$2,789,174
Textiles, Apparel & Luxury Goods — 0.0%
Deutsche Bank AG (Heilan Home Co. Ltd., Class A), due 12/17/25		975,721	2,175,858
Transportation Infrastructure — 0.1%
Deutsche Bank AG (Shanghai International Airport & Co., Ltd., Class A), due 1/19/17		822,000	3,449,244
Total Participation Notes — 0.1%			8,414,276

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 2.8%
ABN AMRO Bank NV, 5.75% (b)(j)	EUR	10,500	11,482,046
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(j)		4,000	4,213,805
7.00% (b)(j)		4,000	4,213,805
8.88% (b)(j)		800	936,381
Banco Popular Espanol SA:
8.25% (b)(j)		4,600	4,358,654
11.50% (b)(j)		3,000	3,392,227
Banco Santander SA, 6.25% (b)(j)		4,600	4,615,433
Bank of America Corp.:
6.25% (b)(j)	USD	7,935	7,964,756
6.30% (b)(j)		22,350	23,411,625
Bank of East Asia Ltd., 5.50% (b)(j)		3,500	3,355,457
Bank of Ireland, 7.38% (b)(j)	EUR	4,040	4,458,331
Barclays PLC:
7.88% (b)(j)	GBP	1,952	2,599,044
8.00% (b)(j)	EUR	2,200	2,512,825
8.25% (b)(j)	USD	14,800	14,837,503
BNP Paribas SA:
7.38% (a)(b)(j)		5,771	5,698,863
7.63% (a)(b)(j)		37,067	37,901,007
Citigroup, Inc.:
6.25% (b)(j)		24,725	25,435,844
6.30% (b)(j)		10,000	9,800,000
Citizens Financial Group, Inc., 5.50% (a)(b)(j)		5,500	5,252,500
Commonwealth Bank of Australia, 4.50%, 12/09/25		2,450	2,516,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50% (b)(j)	EUR	5,647	6,193,259
Cooperatieve Rabobank UA, 6.63% (b)(j)		600	693,733
Credit Agricole SA:
6.50% (b)(j)		1,670	1,864,437
6.64% (a)(b)(j)	USD	500	501,250
8.13% (a)(b)(j)		17,550	18,120,375
8.38% (a)(b)(j)		850	962,625
Danske Bank A/S, 5.88% (b)(j)	EUR	4,100	4,668,907
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	USD	150	173,907
HSBC Holdings PLC, 5.25% (b)(j)	EUR	2,758	2,869,890
Intesa Sanpaolo SpA:
7.00% (b)(j)		4,350	4,794,205
7.70% (a)(b)(j)	USD	3,483	3,221,775
JPMorgan Chase & Co., 6.13% (b)(j)		700	718,480
JPMorgan Chase Capital XXI, 1.59%, 1/15/87 (b)		22,175	15,943,825
JPMorgan Chase Capital XXIII, 1.62%, 5/15/77 (b)		4,275	2,941,200

50	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
KBC Groep NV, 5.63% (b)(j)	EUR	3,100	$3,416,560
Lloyds Banking Group PLC, 7.00% (b)(j)	GBP	5,650	7,995,658
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	USD	3,000	3,184,683
Nordea Bank AB, 5.50% (a)(b)(j)		3,140	3,080,497
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(j)		300	325,500
7.64% (b)(j)		400	373,800
7.65% (b)(j)		500	582,500
8.00% (b)(j)		14,996	14,372,721
Santander UK Group Holdings PLC, 7.38% (b)(j)	GBP	5,819	8,071,658
Skandinaviska Enskilda Banken AB, 5.75% (b)(j)	USD	6,800	6,631,074
Société Générale SA:
8.00% (a)(b)(j)		18,925	18,735,750
8.25% (b)(j)		15,010	15,347,725
Swedbank AB, 5.50% (b)(j)		3,200	3,173,990
UniCredit SpA, 6.75% (b)(j)	EUR	2,920	2,816,951
Wells Fargo & Co., 5.90% (b)(j)	USD	17,019	17,423,201

			348,157,117
Capital Markets — 0.9%
Bank of New York Mellon Corp., 4.50% (b)(j)		15,003	14,132,826
Credit Suisse Group AG:
6.25% (a)(b)(j)		24,822	22,836,240
7.50% (a)(b)(j)		11,290	11,213,725
Goldman Sachs Group, Inc., 5.38% (b)(j)		17,320	16,722,460
Morgan Stanley, 5.45% (b)(j)		4,550	4,333,875
State Street Capital Trust IV, 1.63%, 6/15/37 (b)		30,396	22,265,070
State Street Corp., 5.25% (b)(j)		10,450	10,648,550
UBS Group AG:
5.75% (b)(j)	EUR	3,783	4,343,008
6.88% (b)	USD	1,675	1,654,481
7.00% (b)(j)		1,801	1,859,533
7.13% (b)(j)		2,300	2,334,500

			112,344,268
Construction & Engineering — 0.0%
CRCC Yupeng Ltd., 3.95% (b)(j)		1,000	1,027,901
Diversified Financial Services — 0.1%
ING Groep NV, 6.50% (b)(j)		1,670	1,537,444
Nationwide Building Society, 6.88% (b)(j)	GBP	2,900	4,004,295
Voya Financial, Inc., 5.65%, 5/15/53 (b)	USD	500	468,250

			6,009,989
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
6.13% (b)(j)	EUR	882	1,080,635
7.00%, 3/28/73 (a)(b)	USD	200	213,970
Orange SA:
4.00% (b)(j)	EUR	3,005	3,518,312
5.00% (b)(j)		970	1,145,691

			5,958,608
Electric Utilities — 0.1%
AusNet Services Holdings Pty. Ltd, 5.75%, 3/17/76 (b)	USD	3,100	3,262,750
Enel SpA:
8.75%, 9/24/73 (a)(b)		800	923,000
6.50%, 1/10/74 (b)	EUR	1,936	2,412,605
Gas Natural Fenosa Finance BV:
3.38% (b)(j)		900	955,835
4.13% (b)(j)		2,700	3,115,456

			10,669,646
Industrial Conglomerates — 0.0%
General Electric Co., 5.00% (b)(j)	USD	4,152	4,312,890

Preferred Securities		Par (000)	Value
Insurance — 0.8%
Allstate Corp., 6.50%, 5/15/67 (b)	USD	2,300	$2,484,000
AXA SA, 6.38% (a)(b)(j)		8,000	8,424,000
China Life Insurance Co. Ltd, 4.00%, 7/03/75 (b)		1,000	1,001,150
Chubb Corp., 6.38%, 3/29/67 (b)		430	369,800
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	14,944,420
Generali Finance BV, 5.48% (b)(j)	EUR	2,200	2,561,262
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)	USD	4,100	1,148,000
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (a)(b)		2,150	1,892,000
7.80%, 3/07/87 (a)		11,425	12,481,813
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (b)		2,500	2,746,125
Nationwide Financial Services, Inc., 6.75%, 5/15/87		900	915,750
Nippon Life Insurance Co., 4.70%, 1/20/46 (a)(b)		16,240	17,376,800
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		11,886	11,677,995
Prudential Financial, Inc., 5.38%, 5/15/45 (b)		750	762,375
XLIT Ltd.:
6.50% (b)(j)		23,785	16,649,500
4.45%, 3/31/25		750	753,686

			96,188,676
Media — 0.0%
AMC Entertainment, Inc., 5.75%, 6/15/25		500	512,500
NBCUniversal Enterprise, Inc., 5.25% (a)(j)		146	151,110

			663,610
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	210,000
Oil, Gas & Consumable Fuels — 0.2%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		175	110,250
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		20,541	17,107,777
Noble Group Ltd., 6.00% (j)		2,950	1,393,875
TOTAL SA, 2.63% (b)(j)	EUR	894	949,463
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	USD	13,076	8,989,750

			28,551,115
Transportation Infrastructure — 0.0%
Royal Capital BV:
5.50% (b)(j)		1,000	993,657
6.25% (b)(j)		2,150	2,198,373

			3,192,030
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
4.20% (b)(j)	EUR	4,900	5,548,774
6.50% (b)(j)		900	1,081,902

			6,630,676
Total Capital Trusts — 5.0%			623,916,526

Preferred Stocks		Shares
Banks — 0.0%
Santander Finance Preferred SAU, 4.00% (j)		82,000	1,697,400
Capital Markets — 0.1%
State Street Corp., 5.35% (j)		355,660	9,350,301
Electric Utilities — 0.0%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,620,380

BLACKROCK FUNDS II	APRIL 30, 2016	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Shares	Value
Preferred Stocks (continued)
Electric Utilities (continued)
Entergy Texas, Inc., 5.63%, 6/01/64		161,800	$4,360,510

			6,980,890
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53		467,259	12,172,097
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16 (l)		11,108	1,306,967
Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 4.44% (a)(j)		5,000	6,204,690
Public Storage, 5.20% (j)		60,000	1,560,000
Suntrust Real Estate Investment Corp., 9.00% (a)(j)		15	1,531,716

			9,296,406
Total Preferred Stocks — 0.3%			40,804,061

Trust Preferreds
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		182,724	4,580,891
RBS Capital Funding Trust V, Series E, 5.90% (j)		260,738	6,362,007
RBS Capital Funding Trust VII, Series G, 6.08% (j)		228,238	5,603,243
Total Trust Preferreds — 0.1%			16,546,141
Total Preferred Securities — 5.4%			681,266,728

Taxable Municipal Bonds		Par (000)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	305,477
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	877,669
Massachusetts Institute of Technology, 4.68%, 7/01/14		340	379,572
Northwestern University, 3.69%, 12/01/38		400	417,969
President and Fellows of Harvard College, 3.62%, 10/01/37		290	293,564
Princeton University, 5.70%, 3/01/39		150	203,515
Total Taxable Municipal Bonds — 0.0%			2,477,766

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series 4286, Class MP, 4.00%, 12/15/43		1,596	1,720,105
Series 4390, Class CA, 3.50%, 6/15/50		1,554	1,651,204
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		4,648	4,861,082

			8,232,391
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series KP03, Class A2, 1.78%, 7/25/19		5,084	5,122,588

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.31%, 1/25/22 (b)	USD	3,160	$285,519
Freddie Mac:
Series K049, Class X3, 1.60%, 10/25/43 (b)		4,700	488,092
Series K714, Class X1, 0.84%, 10/25/20 (b)		58,121	1,519,912

			2,293,523
Mortgage-Backed Securities — 0.8%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,795	1,896,969
3.50%, 12/01/26-8/01/30		18,109	19,273,758
4.00%, 5/01/27		2,459	2,627,260
2.50%, 12/01/27-7/01/30		17,881	18,500,595
3.00%, 7/01/28-3/01/31		21,454	22,531,537
Freddie Mac Mortgage-Backed Securities:
1.05%, 4/26/18-4/27/18		11,705	11,705,791
1.00%, 4/27/18		5,905	5,907,114
1.13%, 10/11/18		4,020	4,019,703
1.30%, 4/29/19		2,025	2,023,520
4.00%, 7/01/26		697	744,960
2.50%, 5/01/30		3,723	3,837,446
2.98%, 11/01/45 (b)		7,864	8,155,634

			101,224,287
Total U.S. Government Sponsored Agency Securities — 0.9%			116,872,789

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 0.88%, 8/15/17		15,000	15,040,425
Total Long-Term Investments (Cost — $12,190,201,030) — 97.3%			12,279,601,754

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (k)(o)		389,342,888	389,342,888
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (k)(o)(p)	USD	368,900	368,899,544
Total Short-Term Securities (Cost — $758,242,432) — 6.0%			758,242,432
Total Investments (Cost — $12,948,443,462*) — 103.3%			13,037,844,186
Liabilities in Excess of Other Assets — (3.3)%			(419,891,234)

Net Assets — 100.0%			$12,617,952,952

52	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Notes to Schedule of Investments

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,953,234,717

Gross unrealized appreciation	$411,666,834
Gross unrealized depreciation	(327,057,365)

Net unrealized appreciation	$84,609,469

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	During the period ended April 30, 2016, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at April 30, 2016	Value at April 30, 2016
Japan Senior Living Investment Corp.	4,562	—	—	4,562	$6,845,726

(f)	Security, or a portion of security, is on loan.

(g)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $8,213 and an original cost of $8,213 which was less than 0.05% of its net assets.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Perpetual security with no stated maturity date.

(k)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest/ Par Value Held at July 31, 2015	Shares/ Beneficial Interest/ Par Value Purchased		Shares/ Beneficial Interest/ Par Value Sold		Shares/ Beneficial Interest/ Par Value Held at April 30, 2016	Value at April 30, 2016	Income		Realized Gain (Loss)
BlackRock, Inc.	6,319	—		6,319		—	—	$13,775		$(112,411)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,905,303	83,437,585	[1]	—		389,342,888	$389,342,888	989,401		16,430
BlackRock Liquidity Series, LLC, Money Market Series	$583,954,301	—		$215,054,757	[2]	$368,899,544	368,899,544	3,775,912	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,882,712	4,678,545		4,520,714		6,040,543	506,499,531	21,783,263		(59,309,313)
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—		399,514		—	—	1,059,551		997,837
iShares U.S. Preferred Stock ETF	1,739,167	—		1,739,167		—	—	1,461,961		(1,001,308)
PNC Bank N.A.	$5,760,000	—		$3,940,000		$1,820,000	1,850,291	40,472		(39,090)
PNC Funding Corp.	$1,760,000	—		$500,000		$1,260,000	1,360,111	30,327		(4,443)
Total							$1,267,952,365	$29,154,662		$(59,452,298)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(l)	Convertible security.

(m)	Zero-coupon bond.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Current yield as of period end.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

●

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	APRIL 30, 2016	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
2,817	Australian Government Bonds (10 Year)	June 2016	USD	279,827,695	$2,508,757
(2,442)	Euro Currency Futures	June 2016	USD	349,969,125	(7,397,086)
(3,536)	Euro STOXX 50 Index	June 2016	USD	120,536,252	416,698
138	Euro STOXX 50 Index	June 2016	USD	4,704,186	2,322
(211)	Euro-Bobl	June 2016	USD	31,614,242	130,738
(96)	Euro-Bund	June 2016	USD	17,794,714	95,120
(1,523)	GBP Currency Futures	June 2016	USD	139,097,494	(3,223,584)
163	Nikkei 225 Yen Index	June 2016	USD	25,277,256	(1,195,649)
(3,661)	S&P 500 E-Mini Index	June 2016	USD	376,918,255	(1,524,880)
606	U.S. Treasury Bonds (30 Year)	June 2016	USD	98,967,375	(182,733)
(3,346)	U.S. Treasury Notes (2 Year)	June 2016	USD	731,519,250	(2,138,748)
374	U.S. Treasury Notes (2 Year)	June 2016	USD	81,765,750	34,501
(1,361)	U.S. Treasury Notes (5 Year)	June 2016	USD	164,564,040	(547,519)
(2,476)	U.S. Treasury Notes (10 Year)	June 2016	USD	322,034,750	(2,513,157)
(132)	U.S. Ultra Treasury Bonds	June 2016	USD	22,617,375	205,317
(8)	U.S. Ultra Treasury Notes (10 Year)	June 2016	USD	1,124,500	(10,125)
Total					$(15,340,028)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	530,184	EUR	465,000	Morgan Stanley & Co. International PLC	5/04/16	$(2,345)
EUR	12,000,000	USD	13,483,452	Citibank N.A.	5/18/16	264,892
EUR	1,020,000	USD	1,159,256	Credit Suisse International	5/18/16	9,354
EUR	1,660,000	USD	1,878,793	Goldman Sachs International	5/18/16	23,061
USD	5,034,815	EUR	4,400,000	Bank of America N.A.	5/18/16	(24,030)
USD	507,004	EUR	450,000	Bank of America N.A.	5/18/16	(8,559)
USD	2,768,239	EUR	2,440,000	Barclays Bank PLC	5/18/16	(27,258)
USD	275,728,706	EUR	241,170,000	Citibank N.A.	5/18/16	(578,636)
USD	103,891,311	EUR	90,870,000	Citibank N.A.	5/18/16	(218,023)
USD	1,601,140	EUR	1,410,000	Citibank N.A.	5/18/16	(14,291)
USD	2,202,006	EUR	1,950,000	Deutsche Bank AG	5/18/16	(32,099)
USD	1,651,910	EUR	1,460,000	Deutsche Bank AG	5/18/16	(20,805)
USD	1,115,025	EUR	985,000	Deutsche Bank AG	5/18/16	(13,485)
USD	846,926	EUR	750,000	Deutsche Bank AG	5/18/16	(12,346)
USD	977,366	EUR	870,000	Goldman Sachs International	5/18/16	(19,389)
USD	1,116,002	EUR	985,000	UBS AG	5/18/16	(12,508)
USD	81,860,359	GBP	57,210,000	Deutsche Bank AG	5/18/16	(1,736,198)
USD	11,919,189	GBP	8,330,000	Deutsche Bank AG	5/18/16	(252,797)
USD	345,900	GBP	240,000	Deutsche Bank AG	5/18/16	(4,793)
USD	531,530	EUR	465,000	Morgan Stanley & Co. International PLC	6/06/16	(3,410)
CNH	18,396,096	USD	2,834,313	Citibank N.A.	6/07/16	(3,084)
CNH	21,695,151	USD	3,341,674	Citibank N.A.	6/07/16	(2,708)
CNH	5,498,417	USD	842,837	Citibank N.A.	6/07/16	3,390
CNH	7,250,442	USD	1,103,886	Citibank N.A.	6/07/16	11,984
CNH	30,000,000	USD	4,578,199	Citibank N.A.	6/07/16	38,915

54	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	981,219	USD	148,727	JPMorgan Chase Bank N.A.	6/07/16	$2,286
CNH	6,603,910	USD	1,007,811	JPMorgan Chase Bank N.A.	6/07/16	8,556
CNH	8,701,852	USD	1,330,371	JPMorgan Chase Bank N.A.	6/07/16	8,877
CNH	4,188,888	USD	633,805	JPMorgan Chase Bank N.A.	6/07/16	10,881
CNH	11,945,032	USD	1,805,054	JPMorgan Chase Bank N.A.	6/07/16	33,332
CNH	33,180,177	USD	5,060,283	JPMorgan Chase Bank N.A.	6/07/16	46,272
CNH	22,012,807	USD	3,332,577	JPMorgan Chase Bank N.A.	6/07/16	55,277
EUR	368,082	USD	406,876	Citibank N.A.	6/07/16	15,104
GBP	870,805	USD	1,231,643	JPMorgan Chase Bank N.A.	6/07/16	40,873
GBP	305,248	USD	431,416	UBS AG	6/07/16	14,646
USD	50,515,687	CNH	334,161,262	HSBC Bank PLC	6/07/16	(913,002)
USD	3,210,361	EUR	2,947,697	Citibank N.A.	6/07/16	(168,969)
USD	1,984,760	EUR	1,744,540	JPMorgan Chase Bank N.A.	6/07/16	(15,234)
USD	1,605,571	GBP	1,150,000	JPMorgan Chase Bank N.A.	6/07/16	(74,935)
USD	2,152,111	SGD	3,025,902	Morgan Stanley & Co. International PLC	6/07/16	(95,638)
EUR	450,000	USD	511,569	Barclays Bank PLC	6/14/16	4,452
EUR	680,000	USD	770,324	Barclays Bank PLC	6/14/16	9,441
EUR	530,000	USD	602,837	Credit Suisse International	6/14/16	4,921
EUR	170,000	USD	194,105	Goldman Sachs International	6/14/16	837
EUR	645,000	USD	715,258	Goldman Sachs International	6/14/16	24,372
EUR	260,000	USD	292,942	JPMorgan Chase Bank N.A.	6/14/16	5,204
GBP	180,000	USD	259,329	Bank of America N.A.	6/14/16	3,714
GBP	150,000	USD	216,309	Barclays Bank PLC	6/14/16	2,893
USD	2,449,786	EUR	2,200,000	Goldman Sachs International	6/14/16	(72,984)
USD	607,276	EUR	535,000	JPMorgan Chase Bank N.A.	6/14/16	(6,216)
USD	472,718	GBP	330,000	Barclays Bank PLC	6/14/16	(9,526)
EUR	3,234,292	USD	3,690,470	Royal Bank of Canada	6/22/16	19,386
USD	3,638,038	EUR	3,201,805	Commonwealth Bank of Australia	6/22/16	(34,553)
USD	37,140	EUR	32,488	Morgan Stanley & Co. International PLC	6/22/16	(125)
Total						$(3,715,026)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	89,000	$4,507,051

[1]	Using S&P’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	APRIL 30, 2016	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

        OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	$8,239	$21,265	$(13,026)
Australia & New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(40,189)	(25,302)	(14,887)
Federation of Malaysia	1.00%	Citibank N.A.	6/20/21	USD	2,204	65,360	62,741	2,619
Federation of Malaysia	1.00%	UBS AG	6/20/21	USD	6,546	194,121	218,861	(24,740)
Total						$227,531	$277,565	$(50,034)

      OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	4,795	$7,596	$(29,380)	$36,976
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	1,013	96,194	89,909	6,285
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	12/20/20	BB	EUR	10	916	858	58
CNH Industrial NV	5.00%	Goldman Sachs International	6/20/21	BB+	EUR	1,608	190,293	164,176	26,117
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	21,250	(1,737,294)	(906,222)	(831,072)
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	25,100	(2,052,051)	(3,277,664)	1,225,613
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	15,000	(1,226,325)	(2,467,856)	1,241,531
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	4,500	(367,898)	(232,041)	(135,857)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	9,900	(1,526,461)	(1,104,514)	(421,947)
CMBX.NA Series 9 BBB-	3.00%	UBS AG	9/17/58	Not Rated	USD	9,200	(1,616,900)	(2,751,922)	1,135,022
CMBX.NA Series 9 BBB-	3.00%	UBS AG	9/17/58	Not Rated	USD	4,000	(703,000)	(1,198,622)	495,622
Total							$(8,934,930)	$(11,713,278)	$2,778,348

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

56	BLACKROCK FUNDS II	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$889,997,218	$183,904,718	$1,073,901,936
Common Stocks[1]	$1,048,456,621	1,440,845,315	8,213	2,489,310,149
Corporate Bonds[1]	—	3,043,718,397	—	3,043,718,397
Equity-Linked Notes[1]	—	1,668,603,799	—	1,668,603,799
Floating Rate Loan Interests[1]	—	706,802,130	69,402,820	776,204,950
Foreign Agency Obligations	—	118,463,763	—	118,463,763
Foreign Government Obligations	—	203,319,626	—	203,319,626
Investment Companies	781,799,183	—	—	781,799,183
Non-Agency Mortgage-Backed Securities	—	1,199,331,997	100,875,970	1,300,207,967
Participation Notes[1]	2,175,858	6,238,418	—	8,414,276
Preferred Securities[1]	49,613,796	630,121,216	1,531,716	681,266,728
U.S. Government Sponsored Agency Securities	—	116,872,789	—	116,872,789
Taxable Municipal Bonds	—	2,477,766	—	2,477,766
U.S. Treasury Obligations	—	15,040,425	—	15,040,425
Short-Term Securities	389,342,888	368,899,544	—	758,242,432

Total	$2,271,388,346	$10,410,732,403	$355,723,437	$13,037,844,186

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$8,676,894	—	$8,676,894
Equity contracts	$419,020	—	—	419,020
Foreign currency exchange contracts	—	662,920	—	662,920
Interest rate contracts	2,974,433	—	—	2,974,433
Liabilities:
Credit contracts	—	(1,441,529)	—	(1,441,529)
Equity contracts	(2,720,529)	—	—	(2,720,529)
Foreign currency exchange contracts	(10,620,670)	(4,377,946)	—	(14,998,616)
Interest rate contracts	(5,392,282)	—	—	(5,392,282)

Total	$(15,340,028)	$3,520,339	—	$(11,819,689)

[1] Derivative financial instruments are swaps, futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,561,106	—	—	$1,561,106
Cash pledged for futures contracts	57,441,515	—	—	57,441,515
Cash pledged as collateral for OTC derivatives	14,069,000	—	—	14,069,000
Foreign currency at value	19,920,198	—	—	19,920,198
Liabilities:
Collateral on securities loaned at value	—	$(368,899,544)	—	(368,899,544)

Total	$92,991,819	$(368,899,544)	—	$(275,907,725)

During the period ended April 30, 2016, there were no transfer between Level 1 and Level 2.

BLACKROCK FUNDS II	APRIL 30, 2016	57

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$202,515,672	$976,332	$62,156,053	$105,836,884	$1,833,459	$373,318,400
Transfers into Level 3	—	—	1,847,644	10,600,464	—	12,448,108
Transfers out of Level 3	(56,251,437)	(924,863)	(4,073,206)	(54,821,715)	—	(116,071,221)
Other[1]	(7,568,800)	—	—	7,568,800	—	—
Accrued discounts/premiums	169,307	—	(74,958)	100,000	—	194,349
Net realized gain (loss)	(349,912)	(109,245)	(7,454)	(439,759)	—	(906,370)
Net change in unrealized appreciation (depreciation)[2]	(4,356,811)	126,611	(510,612)	(2,343,023)	(301,743)	(7,385,578)
Purchases	84,820,073	8,213	18,335,951	62,174,060	—	165,338,297
Sales	(35,073,374)	(68,835)	(8,270,598)	(27,799,741)	—	(71,212,548)

Closing Balance, as of April 30, 2016	$183,904,718	$8,213	$69,402,820	$100,875,970	$1,531,716	$355,723,437

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016[2]	$(4,244,350)	—	$(501,400)	$(2,128,263)	$(301,743)	$(7,175,756)

[1]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

58	BLACKROCK FUNDS II	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 22, 2016